TCW Concentrated Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Shares	Value
COMMON STOCK — 99.3% of Net Assets

Aerospace & Defense — 2.8%
General Electric Co.	52,527	$18,913,397

Broadline Retail — 2.4%
Amazon.com, Inc.(1)	57,567	15,634,046

Capital Markets — 1.5%
S&P Global, Inc.	24,710	10,178,790

Commercial Services & Supplies — 1.5%
Waste Connections, Inc.	60,210	10,077,950

Communications Equipment — 2.5%
Arista Networks, Inc.(1)	93,413	16,847,035

Consumer Staples Distribution & Retail — 2.9%
Costco Wholesale Corp.	20,400	19,418,556

Electrical Equipment — 2.5%
Eaton Corp. PLC	40,708	16,901,962

Entertainment — 1.7%
Spotify Technology SA(1)	22,132	11,064,672

Financial Services — 7.1%
Mastercard, Inc.	37,588	21,541,683
Visa, Inc.	69,561	25,468,369

		47,010,052

Health Care Equipment & Supplies — 4.4%
Boston Scientific Corp.(1)	194,745	9,100,434
IDEXX Laboratories, Inc.(1)	15,608	8,725,965
Intuitive Surgical, Inc.(1)	32,441	11,462,378

		29,288,777

Health Care Providers & Services — 1.3%
McKesson Corp.	9,990	8,553,338

Health Care REITs — 2.7%
Welltower, Inc.	76,651	17,970,060

Interactive Media & Services — 12.6%
Alphabet, Inc.	168,503	60,096,595
Meta Platforms, Inc.	42,214	23,500,956

		83,597,551

IT Services — 1.5%
Shopify, Inc.(1)	83,310	9,759,766

Professional Services — 1.0%
Mobility Global, Inc.(1)	334,733	6,821,859

Semiconductors & Semiconductor Equipment — 29.8%
ASML Holding NV	13,907	22,654,503
Broadcom, Inc.	117,572	45,768,428
KLA Corp.	54,347	9,935,718
Micron Technology, Inc.	16,423	13,516,622
NVIDIA Corp.	527,924	105,980,743

		197,856,014

Software — 19.3%
Cadence Design Systems, Inc.(1)	43,953	14,944,899
Crowdstrike Holdings, Inc.(1)	111,475	21,276,119
Microsoft Corp.	96,460	44,826,891
Oracle Corp.	42,200	5,480,514
Palantir Technologies, Inc.(1)	60,574	7,454,237
Palo Alto Networks, Inc.(1)	64,640	21,449,491

Issues	Shares	Value
ServiceNow, Inc.(1)	118,988	$13,235,035

		128,667,186

Specialty Retail — 1.8%
O’Reilly Automotive, Inc.(1)	135,330	12,091,735

Total Common Stock (Cost: $282,269,094)		660,652,746

MONEY MARKET INVESTMENTS — 0.8%
State Street Institutional U.S. Government Money Market Fund — Premier Class, 3.62%(2)	1,826,441	1,826,441
TCW Central Cash Fund, 3.74%(2)(3)	3,320,000	3,320,000

Total Money Market Investments (Cost: $5,146,441)		5,146,441

Total Investments (100.1%) (Cost: $287,415,535)		665,799,187
Excess Of Other Assets Over Liabilities (-0.1%)		(631,123)

Net Assets (100.0%)		$665,168,064

Notes to the Schedule of Investments:

REIT	Real Estate Investment Trust.
(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of July 31, 2026.
(3)	Affiliated issuer.

TCW Concentrated Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

The summary of the TCW Concentrated Large Cap Growth Fund transactions in the affiliated funds for the period ended July 31, 2026 is as follows:

Name of Affiliated Fund	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Number of Shares Held July 31, 2026	Value at July 31, 2026	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments

TCW Central Cash Fund	$5,270,000	$104,460,000	$106,410,000	3,320,000	$3,320,000	$168,494	$-	$-	$-
Total					$3,320,000	$168,494	$-	$-	$-

TCW Concentrated Large Cap Growth Fund

Fair Valuation Summary (Unaudited)	July 31, 2026

The following is a summary of the fair valuations according to the inputs used as of July 31, 2026 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Semiconductors & Semiconductor Equipment	$197,856,014	$—	$—	$197,856,014
Software	128,667,186	—	—	128,667,186
Interactive Media & Services	83,597,551	—	—	83,597,551
Financial Services	47,010,052	—	—	47,010,052
Health Care Equipment & Supplies	29,288,777	—	—	29,288,777
Consumer Staples Distribution & Retail	19,418,556	—	—	19,418,556
Aerospace & Defense	18,913,397	—	—	18,913,397
Health Care REITs	17,970,060	—	—	17,970,060
Electrical Equipment	16,901,962	—	—	16,901,962
Communications Equipment	16,847,035	—	—	16,847,035
Broadline Retail	15,634,046	—	—	15,634,046
Specialty Retail	12,091,735	—	—	12,091,735
Entertainment	11,064,672	—	—	11,064,672
Capital Markets	10,178,790	—	—	10,178,790
Commercial Services & Supplies	10,077,950	—	—	10,077,950
IT Services	9,759,766	—	—	9,759,766
Health Care Providers & Services	8,553,338	—	—	8,553,338
Professional Services	6,821,859	—	—	6,821,859
Total Common Stock	660,652,746	—	—	660,652,746
Money Market Investments	5,146,441	—	—	5,146,441
Total Investments	$665,799,187	$—	$—	$665,799,187

TCW Conservative Allocation Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Shares	Value
INVESTMENT COMPANIES — 99.9%

Diversified Equity Funds — 21.5%
TCW Concentrated Large Cap Growth Fund — I Class(1)	46,565	$1,424,434
TCW Global Real Estate Fund — I Class(1)	32,592	443,253
TCW Relative Value Large Cap Fund — I Class(1)	222,066	3,768,455
TCW Relative Value Mid Cap Fund — I Class(1)	23,769	754,190
TCW White Oak Emerging Markets Equity Fund — I Class(1)	76,414	1,141,621

		7,531,953

Diversified Fixed Income Funds — 64.6%
TCW Emerging Markets Income Fund — I Class(1)	88,509	618,677
TCW Global Bond Fund — I Class(1)	81,577	674,642
TCW MetWest High Yield Bond Fund — I Class(1)	41,242	374,063
TCW MetWest Low Duration Bond Fund — I Class(1)	60,401	504,954
TCW MetWest Total Return Bond Fund — I Class(1)	907,954	8,098,953
TCW MetWest Unconstrained Bond Fund — I Class(1)	364,196	3,754,865
TCW Securitized Bond Fund — I Class(1)	1,142,807	8,628,194

		22,654,348

Exchange-Traded Funds — 13.3%
iShares Gold Trust(2)	8,195	624,213
iShares MSCI EAFE ETF	4,530	478,277
TCW Artificial Intelligence ETF(1),(2)	34,124	1,672,742
TCW Transform Supply Chain ETF(1)	2,642	210,037
TCW Transform Systems ETF(1)	15,571	1,680,734

		4,666,003

Exchange-Traded Notes — 0.5%
iPath Bloomberg Commodity Index Total Return ETN(2)	3,831	181,513

Total Exchange-Traded Notes (Cost: $121,617)		181,513

Total Investment Companies (Cost: $32,967,370)		35,033,817

MONEY MARKET INVESTMENTS — 0.3%
State Street Institutional U.S. Government Money Market Fund — Premier Class, 3.62%(3)	62,474	62,474
TCW Central Cash Fund, 3.74%(1),(3)	50,020	50,020
Total Money Market Investments
(Cost: $112,494)		112,494

Total Money Market Investments
(Cost: $112,494)		112,494

Total Investments (100.2%) (Cost: $33,079,864)		35,146,311
Excess Of Other Assets Over Liabilities (-0.2%)		(53,819)

Net Assets (100.0%)		$35,092,492

Notes to the Schedule of Investments:

ETF	Exchange-Traded Fund.
ETN	Exchange-Traded Note.
(1)	Affiliated issuer.
(2)	Non-income producing security.
(3)	Rate disclosed is the 7-day net yield as of July 31, 2026.

TCW Conservative Allocation Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

The summary of the TCW Conservative Allocation Fund transactions in the affiliated funds for the period ended July 31, 2026 is as follows:

Name of Affiliated Fund	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Number of Shares Held July 31, 2026	Value at July 31, 2026	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Artificial Intelligence ETF	$223,588	$1,361,992	$110,310	34,124	$1,672,742	$-	$-	$6,443	$191,029
TCW Central Cash Fund	-	1,850,020	1,800,000	50,020	50,020	249	-	-	-
TCW Durable Growth ETF	3,481,269	34,139	3,369,880	88,509	-	-	-	1,474,635	(1,620,163)
TCW Concentrated Large Cap Growth Fund — I Class	1,594,253	271,137	230,810	46,565	1,424,434	-	167,957	(12,244)	(197,902)
TCW Emerging Markets Income Fund — I Class	250,998	374,095	4,706	88,509	618,677	17,548	-	(176)	(1,534)
TCW Global Bond Fund — I Class	887,083	47,793	229,433	81,577	674,642	28,202	-	(18,794)	(12,007)
TCW Global Real Estate Fund — I Class	998,470	91,223	748,484	32,592	443,253	22,430	-	158,093	(56,049)
TCW MetWest High Yield Bond Fund — I Class	371,310	19,738	6,913	41,242	374,063	19,630	-	(74)	(9,998)
TCW MetWest Low Duration Bond Fund — I Class	683,595	19,087	190,467	60,401	504,954	19,085	-	(3,244)	(4,017)
TCW MetWest Total Return Bond Fund — I Class	8,323,261	728,347	647,963	907,954	8,098,953	258,868	-	(113,436)	(191,256)
TCW MetWest Unconstrained Bond Fund — I Class	3,759,487	341,146	281,483	364,196	3,754,865	150,681	-	(24,053)	(40,232)
TCW Relative Value Large Cap Fund — I Class	3,236,169	1,011,755	358,393	222,066	3,768,455	36,881	608,219	(17,949)	(103,127)
TCW Relative Value Mid Cap Fund — I Class	70,806	698,472	18,668	23,769	754,190	2,237	109,594	(2,676)	6,256
TCW Securitized Bond Fund — I Class	8,712,008	931,079	656,457	1,142,807	8,628,194	411,050	-	(108,648)	(249,788)
TCW Transform Supply Chain ETF	386,607	-	213,071	2,642	210,037	-	-	26,532	9,969
TCW Transform Systems ETF	252,908	1,500,322	73,178	15,571	1,680,734	926	-	2,131	(1,449)
TCW White Oak Emerging Markets Equity Fund — I Class	-	1,162,390	17,835	76,414	1,141,621	-	-	744	(3,678)

Total					$33,799,834	$967,787	$885,770	$1,367,284	$(2,283,946)

TCW Conservative Allocation Fund

Fair Valuation Summary (Unaudited)	July 31, 2026

The following is a summary of the fair valuations according to the inputs used as of July 31, 2026 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Investment Companies	$35,033,817	$—	$—	$35,033,817

Money Market Investments	112,494	—	—	112,494

Total Investments	$35,146,311	$—	$—	$35,146,311

TCW Global Real Estate Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Shares	Value
COMMON STOCK — 98.3% of Net Assets

Australia — 8.9%
Charter Hall Group	20,804	$339,551
Dexus	222,923	934,463
Goodman Group	47,249	981,855
Mirvac Group	433,357	542,500

Total Australia (Cost: $2,710,812)		2,798,369

Belgium — 2.1% (Cost: $942,977)
Shurgard Self Storage Ltd.	22,217	647,683

Canada — 5.1%
Brookfield Corp.	15,822	671,971
Killam Apartment Real Estate Investment Trust	70,839	938,730

Total Canada (Cost: $1,624,022)		1,610,701

Japan — 1.9%
Mitsubishi Estate Co. Ltd.	15,200	368,735
Mitsui Fudosan Co. Ltd.	24,900	242,378

Total Japan (Cost: $360,266)		611,113

Spain — 6.0%
Cellnex Telecom SA(1)	28,660	888,288
Merlin Properties Socimi SA	58,284	1,010,699

Total Spain (Cost: $1,679,549)		1,898,987

United Kingdom — 3.8% (Cost: $981,211)
Segro PLC	91,246	1,190,151

United States — 70.5%
American Tower Corp.	6,067	1,051,775
CBRE Group, Inc.(1)	6,249	917,416
Crown Castle, Inc.	10,627	810,840
Digital Realty Trust, Inc.	7,619	1,436,334
Equinix, Inc.	2,586	2,635,858
Gaming & Leisure Properties, Inc.	10,133	453,857
Innovative Industrial Properties, Inc.	5,215	306,694
InterContinental Hotels Group PLC	7,663	1,239,162
Iron Mountain, Inc.	14,404	1,761,897
Jones Lang LaSalle, Inc.(1)	3,079	1,093,137
Lennar Corp.	4,882	402,033
Marriott International, Inc.	1,255	467,902
Mid-America Apartment Communities, Inc.	9,432	1,248,231
Prologis, Inc.	12,211	1,765,833
Public Storage	2,123	688,213
SBA Communications Corp.	2,733	494,618
Simon Property Group, Inc.	3,238	742,700
STAG Industrial, Inc.	18,244	698,015
Travel & Leisure Co.	15,390	1,169,948
Welltower, Inc.	12,244	2,870,483

Total United States (Cost: $17,956,341)		22,254,946

Total Common Stock (Cost: $26,255,178)		31,011,950

MONEY MARKET INVESTMENTS — 1.8% of Net Assets

United States — 1.8%
State Street Institutional U.S. Government Money Market Fund — Premier Class, 3.62%(2)	90,739	90,739
TCW Central Cash Fund, 3.74%(2)(3)	479,992	479,992

Total Money Market Investments (Cost: $570,731)		570,731

Total Investments (100.1%) (Cost: $26,825,909)	31,582,681

Excess Of Other Assets Over Liabilities (-0.1%)	(15,974)

Net Assets (100.0%)	$31,566,707

TCW Global Real Estate Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Notes to the Schedule of Investments:

(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of July 31, 2026.
(3)	Affiliated issuer.

TCW Global Real Estate Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

The summary of the TCW Global Real Estate Fund transactions in the affiliated funds for the period ended July 31, 2026 is as follows:

Name of Affiliated Fund	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Number of Shares Held July 31, 2026	Value at July 31, 2026	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments

TCW Central Cash Fund	$330,000	$18,320,000	$18,170,008	479,992	$479,992	$11,331	$-	$-	$-
Total					$479,992	$11,331	$-	$-	$-

TCW Global Real Estate Fund

Fair Valuation Summary (Unaudited)	July 31, 2026

The following is a summary of the fair valuations according to the inputs used as of July 31, 2026 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Specialized REITs	$7,402,440	$—	$—	$7,402,440
Industrial REITs	2,463,848	2,172,006	—	4,635,854
Hotels, Resorts & Cruise Lines	1,637,850	1,239,162	—	2,877,012
Health Care REITs	2,870,483	—	—	2,870,483
Diversified REITs	801,312	1,892,750	—	2,694,062
Multi-Family Residential REITs	2,186,961	—	—	2,186,961
Real Estate Services	2,010,553	—	—	2,010,553
Data Center REITs	1,436,334	—	—	1,436,334
Office REITs	—	934,463	—	934,463
Wireless Telecommunication Services	—	888,288	—	888,288
Retail REITs	742,700	—	—	742,700
Asset Management & Custody Banks	671,971	—	—	671,971
Self Storage REITs	—	647,683	—	647,683
Diversified Real Estate Activities	—	611,113	—	611,113
Homebuilding	402,033	—	—	402,033
Total Common Stock	22,626,485	8,385,465	—	31,011,950
Money Market Investments	570,731	—	—	570,731
Total Investments	$23,197,216	$8,385,465	$—	$31,582,681

TCW Relative Value Large Cap Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Shares	Value
COMMON STOCK — 98.6% of Net Assets

Air Freight & Logistics — 2.2%
United Parcel Service, Inc.	119,874	$12,493,268

Banks — 4.3%
JPMorgan Chase & Co.	68,365	24,050,123

Beverages — 2.1%
Keurig Dr. Pepper, Inc.	372,415	11,589,555

Biotechnology — 2.6%
AbbVie, Inc.	57,609	14,456,403

Broadline Retail — 5.3%
Amazon.com, Inc.(1)	108,920	29,580,494

Building Products — 2.8%
Johnson Controls International PLC	105,035	15,404,433

Capital Markets — 9.0%
Bank of New York Mellon Corp.	160,461	25,084,868
Intercontinental Exchange, Inc.	119,052	18,153,049
Morgan Stanley	32,847	6,911,666

		50,149,583

Communications Equipment — 3.0%
Cisco Systems, Inc.	146,028	16,937,788

Construction & Engineering — 1.3%
API Group Corp.(1)	180,049	7,144,344

Consumer Staples Distribution & Retail — 2.6%
Target Corp.	99,123	14,322,282

Electric Utilities — 1.9%
Entergy Corp.	96,747	10,411,912

Electrical Equipment — 2.9%
AMETEK, Inc.	65,890	15,926,272

Energy Equipment & Services — 2.8%
Baker Hughes Co.	155,280	9,392,887
TechnipFMC PLC	83,308	5,969,852

		15,362,739

Financial Services — 4.7%
Apollo Global Management, Inc.	80,578	10,119,791
Equitable Holdings, Inc.	333,326	15,882,984

		26,002,775

Ground Transportation — 2.9%
CSX Corp.	322,409	16,249,414

Health Care Equipment & Supplies — 0.9%
Medtronic PLC	58,379	4,984,983

Health Care Providers & Services — 4.5%
McKesson Corp.	12,682	10,858,201
UnitedHealth Group, Inc.	34,732	14,392,941

		25,251,142

Household Durables — 1.9%
Lennar Corp.	131,959	10,866,824

Household Products — 1.1%
Church & Dwight Co., Inc.	60,325	5,960,713

Industrial Conglomerates — 1.9%
DuPont de Nemours, Inc.	78,744	10,787,928

Issues	Shares	Value
Interactive Media & Services — 1.7%
Meta Platforms, Inc.	16,883	$9,398,935

IT Services — 2.2%
Akamai Technologies, Inc.(1)	107,283	12,356,856

Life Sciences Tools & Services — 1.1%
Danaher Corp.	31,643	6,169,752

Machinery — 0.9%
Xylem, Inc.	43,683	5,109,601

Metals & Mining — 2.1%
Freeport-McMoRan, Inc.	183,261	11,477,636

Multi-Utilities — 2.5%
NiSource, Inc.	210,352	9,345,940
Sempra	51,893	4,595,125

		13,941,065

Oil, Gas & Consumable Fuels — 5.6%
ExxonMobil Holdings Corp.	87,595	13,615,767
Venture Global, Inc.	1,319,237	17,651,391

		31,267,158

Pharmaceuticals — 5.3%
Merck & Co., Inc.	141,790	18,461,058
Pfizer, Inc.	449,039	11,230,465

		29,691,523

Real Estate Management & Development — 1.1%
Jones Lang LaSalle, Inc.(1)	17,418	6,183,913

Semiconductors & Semiconductor Equipment — 2.9%
Amkor Technology, Inc.	81,233	4,051,089
Micron Technology, Inc.	15,058	12,393,186

		16,444,275

Software — 5.0%
Microsoft Corp.	60,207	27,979,397

Specialized REITs — 2.8%
American Tower Corp.	45,841	7,946,996
Equinix, Inc.	7,766	7,915,728

		15,862,724

Technology Hardware, Storage & Peripherals — 3.7%
Hewlett Packard Enterprise Co.	252,213	12,081,003
NetApp, Inc.	48,011	8,569,963

		20,650,966

Wireless Telecommunication Services — 1.0%
T-Mobile U.S., Inc.	31,837	5,498,568

Total Common Stock (Cost: $397,378,387)		549,965,344

MONEY MARKET INVESTMENTS — 1.3%
State Street Institutional U.S. Government Money Market Fund — Premier Class, 3.62%(2)	231,355	231,355
TCW Central Cash Fund, 3.74%(2)(3)	7,000,000	7,000,000

Total Money Market Investments (Cost: $7,231,355)		7,231,355

TCW Relative Value Large Cap Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Total Investments (99.9%) (Cost: $404,609,742)	557,196,699
Excess Of Other Assets Over Liabilities (0.1%)	487,612

Net Assets (100.0%)	$557,684,311

Notes to the Schedule of Investments:

REIT	Real Estate Investment Trust.
(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of July 31, 2026.
(3)	Affiliated issuer.

TCW Relative Value Large Cap Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

The summary of the TCW Relative Value Large Cap Fund transactions in the affiliated funds for the period ended July 31, 2026 is as follows:

Name of Affiliated Fund	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Number of Shares Held July 31, 2026	Value at July 31, 2026	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments

TCW Central Cash Fund	$2,600,000	$72,400,000	$68,000,000	7,000,000	$7,000,000	$198,814	$-	$-	$-

Total					$7,000,000	$198,814	$-	$-	$-

TCW Relative Value Large Cap Fund

Fair Valuation Summary (Unaudited)	July 31, 2026

The following is a summary of the fair valuations according to the inputs used as of July 31, 2026 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Capital Markets	$50,149,583	$—	$—	$50,149,583
Oil, Gas & Consumable Fuels	31,267,158	—	—	31,267,158
Pharmaceuticals	29,691,523	—	—	29,691,523
Broadline Retail	29,580,494	—	—	29,580,494
Software	27,979,397	—	—	27,979,397
Financial Services	26,002,775	—	—	26,002,775
Health Care Providers & Services	25,251,142	—	—	25,251,142
Banks	24,050,123	—	—	24,050,123
Technology Hardware, Storage & Peripherals	20,650,966	—	—	20,650,966
Communications Equipment	16,937,788	—	—	16,937,788
Semiconductors & Semiconductor Equipment	16,444,275	—	—	16,444,275
Ground Transportation	16,249,414	—	—	16,249,414
Electrical Equipment	15,926,272	—	—	15,926,272
Specialized REITs	15,862,724	—	—	15,862,724
Building Products	15,404,433	—	—	15,404,433
Energy Equipment & Services	15,362,739	—	—	15,362,739
Biotechnology	14,456,403	—	—	14,456,403
Consumer Staples Distribution & Retail	14,322,282	—	—	14,322,282
Multi-Utilities	13,941,065	—	—	13,941,065
Air Freight & Logistics	12,493,268	—	—	12,493,268
IT Services	12,356,856	—	—	12,356,856
Beverages	11,589,555	—	—	11,589,555
Metals & Mining	11,477,636	—	—	11,477,636
Household Durables	10,866,824	—	—	10,866,824
Industrial Conglomerates	10,787,928	—	—	10,787,928
Electric Utilities	10,411,912	—	—	10,411,912
Interactive Media & Services	9,398,935	—	—	9,398,935
Construction & Engineering	7,144,344	—	—	7,144,344
Real Estate Management & Development	6,183,913	—	—	6,183,913
Life Sciences Tools & Services	6,169,752	—	—	6,169,752
Household Products	5,960,713	—	—	5,960,713
Wireless Telecommunication Services	5,498,568	—	—	5,498,568
Machinery	5,109,601	—	—	5,109,601
Health Care Equipment & Supplies	4,984,983	—	—	4,984,983
Total Common Stock	549,965,344	—	—	549,965,344
Money Market Investments	7,231,355	—	—	7,231,355
Total Investments	$557,196,699	$—	$—	$557,196,699

TCW Relative Value Mid Cap Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Shares	Value
COMMON STOCK — 96.3% of Net Assets

Air Freight & Logistics — 2.7%
CH Robinson Worldwide, Inc.	17,081	2,523,376
GXO Logistics, Inc.(1)	39,967	2,004,745

		4,528,121

Banks — 3.3%
Popular, Inc.	31,111	5,450,958

Beverages — 1.8%
Keurig Dr. Pepper, Inc.	94,244	2,932,873

Biotechnology — 2.7%
BioMarin Pharmaceutical, Inc.(1)	73,506	4,411,830

Broadline Retail — 1.0%
eBay, Inc.	14,738	1,680,279

Capital Markets — 3.2%
ARES Management Corp.	18,657	2,389,775
Interactive Brokers Group, Inc.	33,063	2,909,214

		5,298,989

Chemicals — 2.7%
Corteva, Inc.	56,180	4,421,928

Construction & Engineering — 4.6%
Arcosa, Inc.	35,263	5,120,188
MasTec, Inc.(1)	9,372	2,465,773

		7,585,961

Consumer Finance — 3.0%
LendingClub Corp.(1)	256,067	4,901,122

Consumer Staples Distribution & Retail — 1.9%
Dollar Tree, Inc.(1)	24,724	3,145,140

Electric Utilities — 4.5%
Entergy Corp.	43,507	4,682,223
Portland General Electric Co.	54,606	2,693,714

		7,375,937

Electronic Equipment, Instruments & Components — 6.4%
Avnet, Inc.	56,000	4,975,040
Jabil, Inc.	17,733	5,586,782

		10,561,822

Energy Equipment & Services — 1.6%
Baker Hughes Co.	44,938	2,718,300

Financial Services — 5.4%
Corpay, Inc.(1)	12,175	4,652,189
Equitable Holdings, Inc.	91,076	4,339,772

		8,991,961

Gas Utilities — 1.4%
Northwest Natural Holding Co.	46,009	2,250,760

Health Care Equipment & Supplies — 1.6%
Envista Holdings Corp.(1)	99,472	2,716,580

Health Care Providers & Services — 4.5%
Centene Corp.(1)	60,038	3,735,564
Quest Diagnostics, Inc.	15,652	3,647,073

		7,382,637

Hotels, Restaurants & Leisure — 1.7%
Travel & Leisure Co.	36,949	2,808,863

Household Durables — 3.0%
Lennar Corp.	33,797	2,783,183
Toll Brothers, Inc.	14,736	2,149,835

		4,933,018

Industrial Conglomerates — 2.6%
DuPont de Nemours, Inc.	32,000	4,384,000

Insurance — 2.8%
RenaissanceRe Holdings Ltd.	14,714	4,708,186

IT Services — 1.5%
Akamai Technologies, Inc.(1)	21,137	2,434,560

Life Sciences Tools & Services — 0.9%
Charles River Laboratories International, Inc.(1)	6,517	1,515,268

Machinery — 2.8%
AGCO Corp.	44,908	4,587,801

Media — 2.9%
Fox Corp.	46,828	2,726,794
Omnicom Group, Inc.	26,725	2,103,258

		4,830,052

Multi-Utilities — 4.3%
NiSource, Inc.	90,330	4,013,362
Sempra	34,228	3,030,889

		7,044,251

Oil, Gas & Consumable Fuels — 6.4%
Marathon Petroleum Corp.	9,517	3,011,845
Range Resources Corp.	39,366	1,580,151
Venture Global, Inc.	442,267	5,917,533

		10,509,529

Professional Services — 2.7%
Jacobs Solutions, Inc.	32,784	4,423,545

Real Estate Management & Development — 2.6%
Jones Lang LaSalle, Inc.(1)	12,205	4,333,141

Residential REITs — 1.3%
Mid-America Apartment Communities, Inc.	16,561	2,191,683

Semiconductors & Semiconductor Equipment — 2.4%
Microchip Technology, Inc.	53,957	4,008,466

Specialized REITs — 6.1%
Equinix, Inc.	3,819	3,892,630
Iron Mountain, Inc.	29,673	3,629,601
SBA Communications Corp.	14,063	2,545,122

		10,067,353

Total Common Stock (Cost: $125,263,798)		159,134,914

Money Market Investments — 4.1%
State Street Institutional U.S. Government Money Market Fund — Premier Class, 3.62%(2)	729,850	729,850
TCW Central Cash Fund, 3.74%(2)(3)	6,077,000	6,077,000

		6,806,850

Total Money Market Investments (Cost: $6,806,850)		6,806,850

Total Investments (100.4%) (Cost: $132,070,648)		165,941,764
Excess Of Other Assets Over Liabilities (-0.4%)		(682,283)

Net Assets (100.0%)		$165,259,481

TCW Relative Value Mid Cap Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Notes to the Schedule of Investments:

REIT	Real Estate Investment Trust.
SP ADR	Sponsored American Depositary Receipt. ADRs are receipts, typically issued by a U.S. bank or trust company, evidencing ownership of underlying securities issued by a foreign corporation. Sponsored ADRs are ADRs issued with the cooperation of the foreign corporation.
(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of July 31, 2026.
(3)	Affiliated issuer.

TCW Relative Value Mid Cap Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

The summary of the TCW Relative Value Mid Cap Fund transactions in the affiliated funds for the period ended July 31, 2026 is as follows:

Name of Affiliated Fund	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Number of Shares Held July 31, 2026	Value at July 31, 2026	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments

TCW Central Cash Fund	$667,000	$39,210,000	$33,800,000	6,077,000	$6,077,000	$83,504	$-	$-	$-

Total					$6,077,000	$83,504	$-	$-	$-

TCW Relative Value Mid Cap Fund

Fair Valuation Summary (Unaudited)	July 31, 2026

The following is a summary of the fair valuations according to the inputs used as of July 31, 2026 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Electronic Equipment, Instruments & Components	$10,561,822	$—	$—	$10,561,822
Oil, Gas & Consumable Fuels	10,509,529	—	—	10,509,529
Specialized REITs	10,067,353	—	—	10,067,353
Financial Services	8,991,961	—	—	8,991,961
Construction & Engineering	7,585,961	—	—	7,585,961
Health Care Providers & Services	7,382,637	—	—	7,382,637
Electric Utilities	7,375,937	—	—	7,375,937
Multi-Utilities	7,044,251	—	—	7,044,251
Banks	5,450,958	—	—	5,450,958
Capital Markets	5,298,989	—	—	5,298,989
Household Durables	4,933,018	—	—	4,933,018
Consumer Finance	4,901,122	—	—	4,901,122
Media	4,830,052	—	—	4,830,052
Insurance	4,708,186	—	—	4,708,186
Machinery	4,587,801	—	—	4,587,801
Air Freight & Logistics	4,528,121	—	—	4,528,121
Professional Services	4,423,545	—	—	4,423,545
Chemicals	4,421,928	—	—	4,421,928
Biotechnology	4,411,830	—	—	4,411,830
Industrial Conglomerates	4,384,000	—	—	4,384,000
Real Estate Management & Development	4,333,141	—	—	4,333,141
Semiconductors & Semiconductor Equipment	4,008,466	—	—	4,008,466
Consumer Staples Distribution & Retail	3,145,140	—	—	3,145,140
Beverages	2,932,873	—	—	2,932,873
Hotels, Restaurants & Leisure	2,808,863	—	—	2,808,863
Energy Equipment & Services	2,718,300	—	—	2,718,300
Health Care Equipment & Supplies	2,716,580	—	—	2,716,580
IT Services	2,434,560	—	—	2,434,560
Gas Utilities	2,250,760	—	—	2,250,760
Residential REITs	2,191,683	—	—	2,191,683
Broadline Retail	1,680,279	—	—	1,680,279
Life Sciences Tools & Services	1,515,268	—	—	1,515,268
Total Common Stock	159,134,914	—	—	159,134,914
Money Market Investments	6,806,850	—	—	6,806,850
Total Investments	$165,941,764	$—	$—	$165,941,764

TCW White Oak Emerging Markets Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Shares	Value
COMMON STOCK — 98.8% of Net Assets

Argentina — 0.5% (Cost: $106,775)
Vista Energy SAB de CV(1)	1,660	$116,947

Australia — 0.9%
Emerald Resources NL(1)	31,840	119,254
Mader Group Ltd.	13,900	67,191
Turaco Gold Ltd.(1)	103,000	44,107

Total Australia (Cost: $234,641)		230,552

Brazil — 2.2%
B3 SA - Brasil Bolsa Balcao	48,900	151,397
Itau Unibanco Holding SA	12,666	113,780
MercadoLibre, Inc.(1)	59	110,799
Raia Drogasil SA	22,134	80,509
Rede D’Or Sao Luiz SA(2)	11,100	75,680
Vivara Participacoes SA	8,600	37,544

Total Brazil (Cost: $492,903)		569,709

Cameroon — 0.4% (Cost: $100,423)
Golar LNG Ltd.	2,220	109,113

Canada — 0.7%
Avanti Gold Corp.(1)	63,000	18,188
DPM Metals, Inc.	1,350	47,423
International Petroleum Corp.(1)	2,700	60,819
K92 Mining, Inc.(1)	2,900	46,575

Total Canada (Cost: $169,064)		173,005

China — 18.6%
Alibaba Group Holding Ltd.	48,390	737,219
BOC Aviation Ltd.(2)	21,675	213,675
BYD Co. Ltd.	6,520	77,954
Centre Testing International Group Co. Ltd.	38,400	81,753
China Construction Bank Corp.	167,700	196,804
China Hongqiao Group Ltd.	21,000	66,087
China Merchants Bank Co. Ltd.	15,800	102,522
China Merchants Bank Co. Ltd.	16,600	97,443
China Pacific Insurance Group Co. Ltd.	38,400	149,893
Contemporary Amperex Technology Co. Ltd.	3,700	216,911
Dongguan Yiheda Automation Co. Ltd.	11,236	41,097
Eastroc Beverage Group Co. Ltd.	2,210	35,229
Fuyao Glass Industry Group Co. Ltd.(2)	14,200	107,388
Haitian International Holdings Ltd.	12,900	34,209
Hansoh Pharmaceutical Group Co. Ltd.(2)	21,000	85,993
Hongfa Technology Co. Ltd.	18,500	97,345
Jiangsu Hengli Hydraulic Co. Ltd.	3,800	61,099
Kanzhun Ltd.	4,935	80,342
Kuaishou Technology(2)	16,730	93,181
Kweichow Moutai Co. Ltd.	380	76,061
Laopu Gold Co. Ltd.	970	39,899
Meituan(1),(2)	2,780	32,825
Nanshan Aluminium International Holdings Ltd.	11,500	39,908
NAURA Technology Group Co. Ltd.	1,155	117,340
NetEase, Inc.	4,905	130,517
Neway Valve Suzhou Co. Ltd.	5,600	37,858
Shandong Sinocera Functional Material Co. Ltd.	5,340	48,805
Shanghai Hanbell Precise Machinery Co. Ltd.	12,300	46,513
Sieyuan Electric Co. Ltd.	2,200	50,993
Sinoseal Holding Co. Ltd.	17,900	78,864

Issues	Shares	Value
Sunresin New Materials Co. Ltd.	11,000	$95,365
Tencent Holdings Ltd.	16,935	1,034,885
Trip.com Group Ltd.(1)	1,230	57,632
Victory Giant Technology Huizhou Co. Ltd.(1)	1,510	35,165
Wuxi Biologics Cayman, Inc.(1),(2)	19,500	96,252
WuXi XDC Cayman, Inc.(1)	11,400	75,206
Yum China Holdings, Inc.	740	35,068
Zhejiang Sanhua Intelligent Controls Co. Ltd.	12,100	40,402
Zylox-Tonbridge Medical Technology Co. Ltd.(2)	13,500	32,770

Total China (Cost: $5,041,749)		4,778,472

France — 0.4% (Cost: $136,242)
Hermes International SCA	59	104,305

Germany — 0.4% (Cost: $46,029)
Infineon Technologies AG	1,380	98,810

Great Britain — 0.6%
HSBC Holdings PLC	5,200	110,863
Inchcape PLC	3,500	39,494

Total Great Britain (Cost: $110,898)		150,357

Greece — 0.5%
Eurobank SA	22,560	116,317
Jumbo SA	900	25,092

Total Greece (Cost: $127,985)		141,409

Hong Kong — 2.7%
AIA Group Ltd.	17,450	175,930
Cowell e Holdings, Inc.	7,000	18,416
Hesai Group(1)	23,200	49,038
Hong Kong Exchanges & Clearing Ltd.	4,960	258,456
Plover Bay Technologies Ltd.(3)	56,000	59,527
Techtronic Industries Co. Ltd.	7,300	122,652

Total Hong Kong (Cost: $630,730)		684,019

Hungary — 0.3% (Cost: $74,898)
OTP Bank Nyrt	540	79,871

India — 15.6%
Aavas Financiers Ltd.(1)	3,300	47,041
Adani Enterprises Ltd.	1,800	56,742
Aditya Infotech Ltd.	1,164	41,404
Ajax Engineering Ltd.(1)	9,970	60,621
Ather Energy Ltd.(1)	5,520	73,198
Aurobindo Pharma Ltd.	3,858	63,855
Aye Finance Ltd.(1)	33,000	58,450
Bharat Heavy Electricals Ltd.	14,600	62,157
Bharti Airtel Ltd.	8,460	174,423
Billionbrains Garage Ventures Ltd.(1),(2)	29,100	59,147
Bosch Ltd.(1)	100	43,026
BSE Ltd.	1,570	59,964
Care Ratings Ltd.	1,840	32,856
Carraro India Ltd.	3,200	17,873
Cipla Ltd.	4,800	74,019
Coforge Ltd.	2,700	48,726
Computer Age Management Services Ltd.	6,880	57,316
Coromandel International Ltd.	600	13,078
CORONA Remedies Ltd.	1,920	42,289
Data Patterns India Ltd.	1,060	47,447
DEE Development Engineers Ltd.(1)	6,403	45,499

TCW White Oak Emerging Markets Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Shares	Value
Doms Industries Ltd.	2,100	$49,706
Dr. Lal PathLabs Ltd.(2)	3,300	65,732
Elgi Equipments Ltd.	8,800	52,459
Embassy Office Parks REIT	13,000	59,804
Eternal Ltd.(1)	26,100	82,769
Eureka Forbes Ltd.(1)	6,100	28,533
Fine Organic Industries Ltd.	700	35,337
Five-Star Business Finance Ltd.	11,210	64,007
Gland Pharma Ltd.(2)	2,000	52,502
Godrej Consumer Products Ltd.	3,185	35,582
Godrej Industries Ltd.(1)	5,600	77,377
Gujarat Mineral Development Corp. Ltd.	6,700	39,458
ICICI Bank Ltd. (SP ADR) (India)	7,635	228,974
IIFL Finance Ltd.	9,000	57,231
Indigo Paints Ltd.	2,850	33,272
INDO-MIM Ltd.(1),(2)	4,200	33,973
Info Edge India Ltd.	4,940	63,486
INOX India Ltd.	3,100	61,709
InterGlobe Aviation Ltd.(2)	1,060	57,464
International Gemmological Institute India Ltd.	11,300	42,014
Jindal Stainless Ltd.	6,000	46,127
JSW Cement Ltd.(2)	25,700	35,890
JSW Energy Ltd.	7,600	44,210
JSW Infrastructure Ltd.	16,000	52,332
Kotak Mahindra Bank Ltd.	10,650	43,375
Krishna Institute of Medical Sciences Ltd.(1),(2)	4,130	34,959
KRN Heat Exchanger & Refrigeration Ltd.(1)	2,520	31,013
Lenskart Solutions Ltd.(1)	7,800	45,821
Lumax Auto Technologies Ltd.	2,400	39,483
Mahindra & Mahindra Ltd.	2,630	93,496
Manappuram Finance Ltd.	16,600	64,679
Mankind Pharma Ltd.	820	21,240
Manorama Industries Ltd.	3,020	50,867
Multi Commodity Exchange of India Ltd.	1,600	45,154
Nestle India Ltd.	3,400	53,606
Nexus Select Trust	13,700	23,980
Omnitech Engineering Ltd.(1),(2)	7,200	44,203
One 97 Communications Ltd.(1)	3,673	51,464
Onesource Specialty Pharma Ltd.(1)	3,100	52,509
Oracle Financial Services Software Ltd.	420	49,312
PB Fintech Ltd.(1)	2,110	35,433
Rainbow Children’s Medicare Ltd.	3,700	59,110
Senco Gold Ltd.	6,600	27,863
Shaily Engineering Plastics Ltd.	1,800	57,535
SJS Enterprises Ltd.	1,800	45,025
SML Mahindra Ltd.	1,050	62,538
Solar Industries India Ltd.	224	43,105
Sona Blw Precision Forgings Ltd.(2)	7,300	58,792
State Bank of India	5,820	62,649
Sudeep Pharma Ltd.	5,300	48,841
Thyrocare Technologies Ltd.(2)	7,065	42,820
Timex Group India Ltd.(1)	10,500	58,623
Torrent Pharmaceuticals Ltd.	360	19,399
Vijaya Diagnostic Centre Ltd.	3,850	54,322

Total India (Cost: $3,657,286)		4,000,295

Indonesia — 1.0%
Bank Central Asia Tbk. PT	409,300	143,449
Cisarua Mountain Dairy Tbk. PT	95,400	24,443
Indosat Tbk. PT	625,000	65,768
Map Aktif Adiperkasa PT	514,000	18,577

Total Indonesia (Cost: $295,161)		252,237

Issues	Shares	Value

Israel — 0.2% (Cost: $50,059)
Elbit Systems Ltd.	55	$44,476

Italy — 0.3% (Cost: $84,208)
Moncler SpA	1,330	75,478

Japan — 0.3% (Cost: $69,929)
Disco Corp.	200	71,433

Malaysia — 0.5%
Hong Leong Bank Bhd.	15,900	85,788
Syarikat Takaful Malaysia Keluarga Bhd.	39,600	31,017

Total Malaysia (Cost: $111,809)		116,805

Mexico — 1.8%
BBB Foods, Inc.(1)	1,950	80,593
Grupo Aeroportuario del Centro Norte SAB de CV	3,090	41,149
Grupo Financiero Banorte SAB de CV	5,730	65,931
Grupo Mexico SAB de CV	12,150	145,860
Qualitas Controladora SAB de CV	3,400	30,966
Regional SAB de CV	4,500	36,964
Southern Copper Corp.	270	49,332

Total Mexico (Cost: $334,387)		450,795

Netherlands — 0.9%
ASM International NV	95	87,786
ASML Holding NV	55	89,595
Prosus NV	1,420	65,486

Total Netherlands (Cost: $144,932)		242,867

Norway — 0.1% (Cost: $32,904)
Orkla India Ltd.(1)	5,600	32,804

Peru — 0.9%
Credicorp Ltd.	163	65,295
Intercorp Financial Services, Inc.	1,900	110,789
Minsur SA	25,600	52,071

Total Peru (Cost: $150,690)		228,155

Philippines — 0.3% (Cost: $73,389)
BDO Unibank, Inc.	32,384	65,647

Poland — 1.6%
Allegro.eu SA(1),(2)	8,100	97,372
Benefit Systems SA(1)	77	111,370
Diagnostyka SA	1,100	48,881
ING Bank Slaski SA	570	67,455
KRUK SA	788	89,714

Total Poland (Cost: $294,034)		414,792

Portugal — 0.2% (Cost: $63,213)
Jeronimo Martins SGPS SA	2,740	54,827

Saudi Arabia — 1.3%
Almasar Alshamil Education Co.	6,500	38,459
Derayah Financial Co.(3)	6,430	36,079
Dr. Sulaiman Al Habib Medical Services Group Co.	650	40,674
Saudi Awwal Bank	6,800	61,441
Saudi National Bank	15,395	161,100

Total Saudi Arabia (Cost: $346,870)		337,753

TCW White Oak Emerging Markets Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Shares	Value

Singapore — 1.0%
Grab Holdings Ltd.(1)	11,200	$39,200
Oversea-Chinese Banking Corp. Ltd.	9,360	212,372

Total Singapore (Cost: $174,948)		251,572

South Africa — 1.2%
Boxer Retail Ltd.	7,000	32,997
Clicks Group Ltd.	1,350	17,988
Discovery Ltd.	2,700	42,766
FirstRand Ltd.	12,500	74,622
Naspers Ltd.	1,610	84,440
PSG Financial Services Ltd.	30,800	62,712

Total South Africa (Cost: $265,466)		315,525

South Korea — 17.2%
Coupang, Inc.(1)	3,460	56,571
Hana Materials, Inc.	750	26,672
Hanwha Aerospace Co. Ltd.	125	80,248
HD Hyundai Electric Co. Ltd.	213	98,497
HD Hyundai Marine Solution Co. Ltd.	850	107,952
HYBE Co. Ltd.	430	50,336
KB Financial Group, Inc.	1,435	167,948
Kia Corp.	897	80,874
NICE Information Service Co. Ltd.	3,110	30,562
Samsung Biologics Co. Ltd.(1),(2)	101	103,913
Samsung Electronics Co. Ltd.	11,332	1,972,389
Samsung Fire & Marine Insurance Co. Ltd.	200	86,560
Shinhan Financial Group Co. Ltd.	2,040	141,617
Silicon2 Co. Ltd.	1,600	37,762
SK Hynix, Inc.	919	1,043,667
SK Square Co. Ltd.	412	283,296
ST Pharm Co. Ltd.	525	32,387

Total South Korea (Cost: $2,814,466)		4,401,251

Switzerland — 0.9% (Cost: $187,956)
Cie Financiere Richemont SA	935	220,816

Taiwan — 22.6%
Accton Technology Corp.	2,740	177,599
Advantech Co. Ltd.	8,400	143,083
Alchip Technologies Ltd.	756	69,774
Delta Electronics, Inc.	6,960	342,415
Dynapack International Technology Corp.	6,950	61,447
E Ink Holdings, Inc.	18,900	109,361
Elite Material Co. Ltd.	1,410	202,409
Gold Circuit Electronics Ltd.	2,815	67,471
Hon Precision, Inc.	430	79,757
Jentech Precision Industrial Co. Ltd.	1,000	103,580
MediaTek, Inc.	2,572	273,989
Nan Ya Printed Circuit Board Corp.	2,500	68,833
Nien Made Enterprise Co. Ltd.	18,900	222,835
Sporton International, Inc.	5,000	29,578
Taiwan Semiconductor Manufacturing Co. Ltd.	49,413	3,654,844
Visual Photonics Epitaxy Co. Ltd.	8,500	74,321
Voltronic Power Technology Corp.	1,460	42,832
Walsin Technology Corp.	4,000	26,149
WinWay Technology Co. Ltd.	240	42,125

Total Taiwan (Cost: $3,919,559)		5,792,402

Thailand — 0.2% (Cost: $39,970)
Mr. DIY Holding Thailand PCL	150,520	46,356

Issues	Shares	Value

United Arab Emirates — 1.4%
ADNOC Drilling Co. PJSC	52,900	$83,976
Emirates NBD Bank PJSC	18,340	150,638
Parkin Co. PJSC	27,500	41,290
Salik Co. PJSC	23,600	34,103
Spinneys 1961 Holding PLC	91,400	31,504
Talabat Holding PLC	62,000	17,725

Total United Arab Emirates (Cost: $337,725)		359,236

United States — 1.1%
Aura Minerals, Inc.	2,100	38,171
BeOne Medicines Ltd.(1)	5,050	124,849
Cognizant Technology Solutions Corp.	530	29,335
Warrior Met Coal, Inc.	1,200	95,292

Total United States (Cost: $252,924)		287,647

Total Common Stock (Cost: $20,974,222)		25,299,738

PREFERRED STOCK — 0.1%

South Korea — 0.1%
Hyundai Motor Co.	248	33,926

Total Preferred Stock (Cost: $27,589)		33,926

MONEY MARKET INVESTMENTS — 0.0%
TCW Central Cash Fund, 3.74%(4),(5)	11	11

Total Money Market Investments (Cost: $11)		11

Total Investments (98.9%) (Cost: $21,001,822)		25,333,675
Excess Of Other Assets Over Liabilities (1.1%)		283,843

Total Net Assets (100.0%)		$25,617,518

TCW White Oak Emerging Markets Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Notes to the Schedule of Investments:

ADR	American Depositary Receipt. ADRs are receipts typically issued by a U.S. bank or trust company, evidencing ownership of underlying securities issued by a foreign corporation.
PJSC	Private Joint-Stock Company.
(1)	Non-income producing security.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2026, the value of these securities amounted to $1,424,531 or 5.6% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(3)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At July 31, 2026, the value of these securities amounted to $95,606 or 0.4% of net assets.
(4)	Affiliated issuer.
(5)	Rate disclosed is the 7-day net yield as of July 31, 2026.

TCW White Oak Emerging Markets Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

The summary of the TCW White Oak Emerging Markets Equity Fund transactions in the affiliated funds for the period ended July 31, 2026 is as follows:

Name of Affiliated Fund	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Number of Shares Held July 31, 2026	Value at July 31, 2026	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments

TCW Central Cash Fund	$11	$-	$-	11	$11	$-	$-	$-	$-

Total					$11	$-	$-	$-	$-

TCW White Oak Emerging Markets Equity Fund

Fair Valuation Summary (Unaudited)	July 31, 2026

The following is a summary of the fair valuations according to the inputs used as of July 31, 2026 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Semiconductors & Semiconductor Equipment	$89,595	$5,744,098	$—	$5,833,693
Banks	689,188	1,999,844	—	2,689,032
Technology Hardware, Storage & Peripherals	—	2,115,472	—	2,115,472
Interactive Media & Services	—	1,191,552	—	1,191,552
Broadline Retail	167,370	984,517	—	1,151,887
Electronic Equipment, Instruments & Components	—	973,070	—	973,070
Machinery	33,973	865,131	—	899,104
Metals & Mining	492,912	315,483	—	808,395
Capital Markets	151,397	554,368	—	705,765
Electrical Equipment	—	568,735	—	568,735
Insurance	30,966	521,599	—	552,565
Textiles, Apparel & Luxury Goods	37,544	499,121	—	536,665
Professional Services	80,342	352,593	—	432,935
Health Care Providers & Services	116,354	305,824	—	422,178
Pharmaceuticals	—	391,684	—	391,684
Industrial Conglomerates	—	360,673	—	360,673
Automobile Components	—	342,752	—	342,752
Life Sciences Tools & Services	—	327,880	—	327,880
Oil, Gas & Consumable Fuels	226,060	100,277	—	326,337
Automobiles	—	325,522	—	325,522
Chemicals	—	317,803	—	317,803
Consumer Staples Distribution & Retail	212,087	86,331	—	298,418
Consumer Finance	—	276,850	—	276,850
Trading Companies & Distributors	—	270,417	—	270,417
Commercial Services & Supplies	—	266,139	—	266,139
Household Durables	—	251,368	—	251,368
Wireless Telecommunication Services	—	240,191	—	240,191
Communications Equipment	—	237,126	—	237,126
Financial Services	—	230,358	—	230,358
Hotels, Restaurants & Leisure	17,725	208,294	—	226,019
Entertainment	—	180,853	—	180,853
Aerospace & Defense	—	172,171	—	172,171
Specialty Retail	—	163,709	—	163,709
Food Products	—	161,720	—	161,720
Transportation Infrastructure	41,149	86,435	—	127,584
Biotechnology	—	124,849	—	124,849
Beverages	35,229	76,061	—	111,290
Energy Equipment & Services	—	83,976	—	83,976
IT Services	29,335	48,726	—	78,061
Distributors	39,494	37,762	—	77,256
Office REITs	—	59,804	—	59,804
Passenger Airlines	—	57,464	—	57,464
Software	—	49,312	—	49,312
Independent Power and Renewable Electricity Producers	—	44,210	—	44,210
Ground Transportation	39,200	—	—	39,200
Diversified Consumer Services	—	38,459	—	38,459
Construction Materials	—	35,890	—	35,890
Personal Care Products	—	35,582	—	35,582
Health Care Equipment & Supplies	—	32,770	—	32,770
Building Products	—	31,013	—	31,013
Retail REITs	—	23,980	—	23,980
Total Common Stock	2,529,920	22,769,818	—	25,299,738
Preferred Stock
Automobiles	—	33,926	—	33,926
Money Market Investments	11	—	—	11
Total Investments	2,529,931	22,803,744	—	25,333,675

TCW Funds, Inc.

Note 1 – Security Valuations

Securities listed or traded on the NYSE and other stock exchanges were valued at the latest sale price on the exchange. Securities traded on the NASDAQ stock market (“NASDAQ”) were valued during the period using official closing prices as reported by NASDAQ, which may not have been the last sale price. Options on equity securities and options on indexes were valued using mid prices (average of bid and ask prices) as reported by the exchange or pricing service. Investments in open-end mutual funds including money market funds were valued based on the NAV per share as reported by the investment companies. All other securities for which over-the-counter (“OTC”) market quotations were readily available, including short-term securities, swap agreements and forward currency exchange contracts, were valued with prices furnished by independent pricing services or by broker-dealers.

Pursuant to Rule 2a-5 under the 1940 Act, the Company’s Board of Directors (the “Board”, and each member thereof, a “Director”) has designated the Advisor as the “valuation designee” with respect to the fair valuation of the Fund’s portfolio securities, subject to oversight by and periodic reporting to the Board. Fair valued securities are those for which market quotations were not readily available, including in circumstances under which it was determined by the Advisor that prices received were not reflective of their market values.

The Advisor, as the valuation designee, uses a fair valuation methodology for foreign equity securities (exclusive of certain Latin American and Canadian equity securities). This methodology is designed to address the effect of movements in the U.S. market on the securities traded on foreign exchanges that have been closed for a period of time due to time zone differences. The utilization of the fair value model may result in the adjustment of prices taking into account fluctuations in the U.S. market. The fair value model was utilized each trading day and was not dependent on certain thresholds or triggers.

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose investments in their financial statements in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value measurements based on inputs. Inputs that go into fair value measurement refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the inputs market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

Fair Value Measurements: Descriptions of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities. Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are generally categorized as Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are generally categorized as Level 2 of the fair value hierarchy; if a discount is applied and significant, they are categorized as Level 3. Restricted securities held in non-public entities are categorized as Level 3 of the fair value hierarchy because they trade infrequently, and therefore the inputs are unobservable. Certain foreign securities that are fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets are categorized as Level 2 of the fair value hierarchy.

Mutual funds. Open-end mutual funds including money market funds are valued using the NAV as reported by the fund companies. As such, they are categorized as Level 1.

Options contracts. Options contracts traded on securities exchanges are fair valued using market mid prices; as such, they are categorized as Level 1. Option contracts traded OTC are fair valued based on pricing models and incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts on a given strike price. To the extent that these inputs are observable and timely, the fair value of OTC option contracts would be categorized as Level 2; otherwise, the fair values would be categorized as Level 3.

Restricted securities. Restricted securities, including illiquid Rule 144A securities, issued by non-public entities are categorized as Level 3 of the fair value hierarchy because they trade infrequently, and therefore the inputs are unobservable. Any other restricted securities valued similar to publicly traded securities may be categorized as Level 2 or 3 of the fair value hierarchy depending on whether a discount is applied and significant to the fair value.

Warrants. Warrants are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, and valuation adjustments are not applied, they are generally categorized as Level 1 of the fair value hierarchy.

The summary of the inputs used as of July 31, 2026 in valuing the Funds’ investments is listed after the Schedule of Investments for each Fund.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

TCW White Oak Emerging Markets Equity Fund	Common Stock	Total

Balance as of October 31, 2025	$141	$141

Accrued Discounts (Premiums)	-	-

Realized Gain (Loss)	7,337	7,337

Change in Unrealized Appreciation (Depreciation)	(141)	(141)

Purchases	-	-

Sales	(7,337)	(7,337)

Transfers into Level 3	-	-

Transfers out of Level 3	-	-

Balance as of July 31, 2026	$-	$-

Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2026	$-	$-

Note 2 – Portfolio Investments

When-Issued, Delayed-Delivery and Forward Commitment Transactions: The Funds, with the exception of the TCW Conservative Allocation Fund, may enter into when-issued, delayed-delivery, or forward commitment transactions in order to lock in the purchase price of the underlying security or to adjust the interest rate exposure of each Fund’s existing portfolio. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although the Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery or forward commitment basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate with market conditions. In addition, because the Fund is not required to pay for when-issued, delayed-delivery or forward commitment securities until the delivery date, they may result in a form of leverage to the extent the Fund does not set aside liquid assets to cover the commitment. To guard against this deemed leverage, the Fund monitors the obligations under these transactions on a daily basis and ensures that the Fund has sufficient liquid assets to cover them. There were no when-issued, delayed-delivery or forward commitment transactions in the Funds during the period ended July 31, 2026.

Repurchase Agreements: The Funds may enter into repurchase agreements under the terms of a Master Repurchase Agreement (“MRA”). In a repurchase agreement, the Funds purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. The MRA permits each Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, each Fund receives securities as collateral with a market value in excess of the repurchase price. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund recognizes a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty. There were no repurchase agreements outstanding as of July 31, 2026.

Securities Lending: The Funds may lend their securities to qualified brokers. The loans must be collateralized at all times primarily with cash although the Funds can accept money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. The Funds did not lend any securities during the period ended July 31, 2026.

Derivatives:

Options: The Funds may purchase and sell put and call options on a security or an index of securities to enhance investment performance and/or to protect against changes in market prices. The Funds may also enter into currency options to hedge against or to take advantage of currency fluctuations.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If a Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund ultimately wants to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit a Fund might have realized had it bought the underlying security at the time it purchased the call option.

Purchasing foreign currency options gives a Fund the right, but not the obligation, to buy or sell specified amounts of currency at a rate of exchange that may be exercised by a certain date. These currency options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. Premiums paid for purchasing options that expire are treated as realized losses.

Options purchased or sold by a Fund may be traded on a securities or options exchange. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by an exchange or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace the expiring series, and opening transactions in existing series may be prohibited.

OTC options are options not traded on exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by a Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration.

During the period ended July 31, 2026, the Funds did not enter into option contracts.

Note 3 — Transactions with Affiliates

The summary of each Fund’s transactions in affiliated funds for the period ended July 31, 2026 is listed after the Schedule of Investments.

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Maturity Date	Principal Amount		Value
FIXED INCOME SECURITIES —108.8% of Net Assets
CORPORATE BONDS—14.1%

Aerospace/Defense — 0.2%
General Electric Co.
4.39% (3 mo. USD Term SOFR + 0.742%)(1)	08/15/36		$895,000	$850,492

Agriculture — 0.2%
Imperial Brands Finance PLC (United Kingdom)
3.88% (2)	07/26/29		35,000	33,971
4.50% (2)	06/30/28		1,060,000	1,055,272

				1,089,243

Airlines — 0.2%
United Airlines Pass-Through Trust Series 2023-1, Class A
5.80%	07/15/37		883,844	903,456

Auto Manufacturers — 0.1%
Volkswagen Group of America Finance LLC (Germany)
5.65% (2)	03/25/32		15,000	15,073
Volkswagen International Finance NV (Germany)
7.88% (9 yr. EUR Swap + 4.783%)(1),(3),(4)	09/06/32	EUR	300,000	384,648

				399,721

Auto Parts & Equipment — 0.0%
Robert Bosch GmbH (Germany)
4.38% (3)	06/02/43	EUR	200,000	220,687

Banks — 1.6%
Bank of America Corp.
1.92% (1 day USD SOFR + 1.370%)(1)	10/24/31		345,000	304,045
2.50% (3 mo. USD Term SOFR + 1.252%)(1)	02/13/31		455,000	418,063
2.57% (1 day USD SOFR + 1.210%)(1)	10/20/32		310,000	273,296
Citibank NA
4.85% (1 day USD SOFR + 0.910%)(1)	06/18/32		410,000	405,080
Citigroup, Inc.
3.89% (3 mo. USD Term SOFR + 1.825%)(1)	01/10/28		45,000	44,872
Goldman Sachs Group, Inc.
5.02% (1 day USD SOFR + 1.420%)(1)	10/23/35		5,000	4,814
5.09% (1 day USD SOFR + 1.340%)(1)	04/20/34		185,000	181,024
JPMorgan Chase & Co.
1.47% (1 day USD SOFR + 0.765%)(1)	09/22/27		350,000	348,561
1.95% (1 day USD SOFR + 1.065%)(1)	02/04/32		145,000	126,782
2.74% (3 mo. USD Term SOFR + 1.510%)(1)	10/15/30		1,070,000	1,000,750
4.20% (3 mo. USD Term SOFR + 1.522%)(1)	07/23/29		935,000	925,239
5.50% (1 day USD SOFR + 1.315%)(1)	01/24/36		45,000	45,080

Issues	Maturity Date	Principal Amount		Value
Morgan Stanley
2.51% (1 day USD SOFR + 1.200%)(1)	10/20/32		$225,000	$196,810
Morgan Stanley Private Bank NA
4.20% (1 day USD SOFR + 0.780%)(1)	11/17/28		1,255,000	1,247,558
4.73% (1 day USD SOFR + 1.080%)(1)	07/18/31		315,000	311,025
Wells Fargo & Co.
3.58% (3 mo. USD Term SOFR + 1.572%)(1)	05/22/28		260,000	257,897
4.90% (1 day USD SOFR + 2.100%)(1)	07/25/33		805,000	790,856
5.15% (1 day USD SOFR + 1.500%)(1)	04/23/31		820,000	823,665

				7,705,417

Beverages — 0.1%
Maple Parent Holdings Corp.
4.73% (2)	03/26/35	EUR	205,000	237,476

Chemicals — 0.3%
International Flavors & Fragrances, Inc.
2.30% (2)	11/01/30		1,185,000	1,060,350
3.27% (2)	11/15/40		235,000	173,444

				1,233,794

Commercial Services — 0.3%
AA Bond Co. Ltd. (United Kingdom)
5.50% (3)	07/31/50	GBP	105,000	137,688
Dalrymple Bay Finance Pty. Ltd. (Australia)
6.23%	03/24/31	AUD	130,000	92,559
Rentokil Terminix Funding PLC (United Kingdom)
4.63% (2)	04/23/31		480,000	466,790
Transurban Queensland Finance Pty. Ltd. (Australia)
6.43%	06/05/36	AUD	340,000	239,105
WestConnex Finance Co. Pty. Ltd. (Australia)
6.41%	04/30/36	AUD	340,000	239,690

				1,175,832

Diversified Financial Services — 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
3.30%	01/30/32		1,285,000	1,162,064
American Express Co.
4.92% (1 day USD SOFR + 1.220%)(1)	07/20/33		415,000	409,273
Avolon Holdings Funding Ltd. (Ireland)
2.53% (2)	11/18/27		389,000	377,933
Sumisho Air Lease Corp.
3.63%	12/01/27		400,000	394,168
4.63%	10/01/28		1,500,000	1,491,210

				3,834,648

Electric — 1.7%
Alliant Energy Corp.
5.75% (5 yr. CMT + 2.077%)(1)	04/01/56		370,000	363,110
American Electric Power Co., Inc.
5.80% (5 yr. CMT + 2.128%)(1)	03/15/56		200,000	196,474
Amprion GmbH (Germany)
4.58% (3)	01/15/46	EUR	200,000	222,206
Appalachian Power Co.
5.65%	04/01/34		1,025,000	1,035,486
Ausgrid Finance Pty. Ltd. (Australia)

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Maturity Date	Principal Amount		Value
5.41%	03/28/31	AUD	130,000	$90,342
5.95% (3)	12/10/35	AUD	210,000	144,352
CenterPoint Energy, Inc.
5.95% (5 yr. CMT + 2.223%)(1)	04/01/56		375,000	371,584
Dominion Energy, Inc.
6.00% (5 yr. CMT + 2.262%)(1)	02/15/56		500,000	495,425
6.20% (5 yr. CMT + 2.006%)(1)	02/15/56		560,000	552,429
Duke Energy Progress LLC
3.70%	10/15/46		1,000,000	723,820
Electricite de France SA
2.00% (3)	12/09/49	EUR	400,000	268,478
4.75% (3)	06/17/44	EUR	400,000	447,527
7.38% (5 yr. U.K. Government Bond + 3.775%)(1),(3),(4)	06/17/35	GBP	200,000	278,395
Elia Group SA (Belgium)
3.88% (3)	06/11/31	EUR	200,000	230,602
EnBW Energie Baden-Wuerttemberg AG (Germany)
4.50% (5 yr. EURIBOR ICE Swap + 1.846%)(1),(3)	02/10/56	EUR	100,000	111,426
EnBW International Finance BV (Germany)
5.79% (3)	02/26/36	AUD	410,000	277,427
6.05% (3)	10/30/34	AUD	40,000	27,900
Enel SpA (Italy)
4.50% (5 yr. EURIBOR ICE Swap + 1.821%)(1),(3),(4)	10/14/34	EUR	225,000	250,261
Entergy Corp.
6.10% (5 yr. CMT + 2.013%)(1)	06/15/56		555,000	545,837
Network Finance Co. Pty. Ltd. (Australia)
2.41%	10/03/29	AUD	370,000	234,467
Southern Co.
3.75% (5 yr. CMT + 2.915%)(1)	09/15/51		925,000	924,103
6.00% (5 yr. CMT + 1.993%)(1)	04/01/58		235,000	233,181
Southwestern Electric Power Co.
5.20%	04/01/36		5,000	4,831

				8,029,663

Engineering & Construction — 0.1%
Heathrow Funding Ltd. (United Kingdom)
4.50% (3)	07/11/35	EUR	310,000	364,738
Sydney Airport Finance Co. Pty. Ltd. (Australia)
5.90% (3)	04/19/34	AUD	270,000	188,201

				552,939

Entertainment — 0.1%
Flutter Treasury DAC (Ireland)
6.13% (3)	06/04/31	GBP	185,000	247,089

Food — 0.2%
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
6.75%	03/15/34		82,000	88,026
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. Sarl
6.50%	12/01/52		600,000	580,758
Magnum Icc Finance BV (Netherlands)
3.25% (3)	11/26/31	EUR	155,000	173,809

				842,593

Issues	Maturity Date	Principal Amount		Value

Gas — 0.1%
Nortegas Energia Grupo SA (Spain)
4.13% (3)	01/21/33	EUR	200,000	$226,127
Redexis SA (Spain)
4.38% (3)	05/30/31	EUR	200,000	232,441

				458,568

Health Care-Products — 0.3%
Medline Borrower LP
3.88% (2)	04/01/29		1,120,000	1,084,653
Sartorius Finance BV (Germany)
4.50% (3)	09/14/32	EUR	100,000	118,013
4.88% (3)	09/14/35	EUR	100,000	119,564
VSP Optical Group, Inc.
5.65% (2)	06/01/36		275,000	272,761

				1,594,991

Health Care-Services — 0.8%
Cigna Group
5.25%	01/15/36		770,000	755,370
Elevance Health, Inc.
2.55%	03/15/31		480,000	431,986
5.00%	01/15/36		515,000	495,600
Fresenius Medical Care U.S. Finance III, Inc. (Germany)
1.88% (2)	12/01/26		1,000,000	990,670
Horseshoe Funding Trust I
6.06% (2)	02/15/36		1,125,000	1,121,715

				3,795,341

Insurance — 0.6%
Farmers Exchange Capital II
6.15% (3 mo. USD Term SOFR + 4.006%)(1),(2)	11/01/53		2,065,000	2,024,918
Marsh & McLennan Cos., Inc.
4.95%	03/15/36		565,000	544,626
Teachers Insurance & Annuity Association of America
4.27% (2)	05/15/47		130,000	99,786

				2,669,330

Internet — 1.2%
Alphabet, Inc.
3.50%	11/06/38	EUR	175,000	187,457
4.50%	05/11/45	EUR	220,000	246,833
5.65%	02/15/56		535,000	493,415
Amazon.com, Inc.
4.85%	03/16/64	EUR	135,000	148,067
5.45%	11/20/55		105,000	92,211
5.80%	03/13/56		485,000	446,874
6.10%	07/09/56		1,320,000	1,267,609
Booking Holdings, Inc.
3.88%	03/21/45	EUR	165,000	163,523
4.50%	05/11/39	EUR	135,000	152,533
Meta Platforms, Inc.
5.63%	11/15/55		1,470,000	1,231,404
6.30%	05/15/56		693,000	636,119
Sopaipilla Investor LLC
7.53% (2)	11/30/48		540,000	560,453

				5,626,498

Lodging — 0.1%
Las Vegas Sands Corp.
6.00%	06/14/30		555,000	565,600

Media — 0.4%
Time Warner Cable LLC

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Maturity Date	Principal Amount		Value
4.50%	09/15/42		$1,475,000	$1,071,794
5.50%	09/01/41		933,000	771,311

				1,843,105

Miscellaneous Manufacturers — 0.1%
Dyno Nobel Ltd. (Australia)
5.40%	11/08/32	AUD	140,000	94,915
5.82%	08/08/35	AUD	200,000	134,795
Smiths Group PLC (United Kingdom)
3.63% (3)	11/13/33	EUR	385,000	428,131

				657,841

Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
4.74%	03/11/46	EUR	210,000	238,039

Packaging & Containers — 0.2%
Amcor Flexibles North America, Inc.
5.10%	03/17/30		235,000	235,834
Amcor U.K. Finance PLC (Australia)
3.75%	02/20/33	EUR	135,000	151,698
3.95%	05/29/32	EUR	515,000	590,684

				978,216

Pharmaceuticals — 0.2%
Bayer U.S. Finance II LLC (Germany)
4.38% (2)	12/15/28		1,023,000	1,009,783

Pipelines — 0.3%
Southern Natural Gas Co. LLC
7.35%	02/15/31		1,380,000	1,493,201

Real Estate — 0.1%
Blackstone Property Partners Europe Holdings SARL (Luxemburg)
3.50% (3)	01/29/31	EUR	125,000	140,121
DVI Deutsche Vermoegens- & Immobilienverwaltungs GmbH (Germany)
4.88% (3)	08/21/30	EUR	100,000	116,736
LEG Immobilien SE (Germany)
1.50% (3)	01/17/34	EUR	100,000	94,213
Vonovia SE (Germany)
5.72% (3)	09/03/35	AUD	220,000	145,668

				496,738

REIT — 1.7%
American Tower Corp.
2.90%	01/15/30		750,000	700,613
4.70%	12/15/32		460,000	445,938
CubeSmart LP
3.00%	02/15/30		317,000	296,398
Digital Dutch Finco BV
1.25% (3)	02/01/31	EUR	560,000	575,244
Extra Space Storage LP
2.40%	10/15/31		475,000	415,283
3.90%	04/01/29		250,000	243,895
GLP Capital LP/GLP Financing II, Inc.
4.00%	01/15/31		170,000	159,411
5.63%	03/01/36		220,000	211,253
5.75%	06/01/28		1,600,000	1,614,016
Healthcare Realty Holdings LP
2.05%	03/15/31		164,000	142,181
Hudson Pacific Properties LP
4.65%	04/01/29		2,000	1,885
Invitation Homes Operating Partnership LP
2.00%	08/15/31		496,000	424,457

Issues	Maturity Date	Principal Amount		Value
LXP Industrial Trust
2.38%	10/01/31		$1,592,000	$1,401,056
Prologis Euro Finance LLC
4.25%	01/31/43	EUR	450,000	490,586
Rexford Industrial Realty LP
2.15%	09/01/31		25,000	21,587
VICI Properties LP/VICI Notes Co., Inc.
3.88% (2)	02/15/29		325,000	315,130
4.13% (2)	08/15/30		41,000	38,993
WP Carey, Inc. (REIT)
3.75%	05/10/35	EUR	290,000	317,780

				7,815,706

Semiconductors — 0.1%
Foundry JV Holdco LLC
5.50% (2)	01/25/31		140,000	141,385
Intel Corp.
3.73%	12/08/47		305,000	207,162
NVIDIA Corp.
5.63%	06/15/56		350,000	316,802

				665,349

Software — 0.9%
Atlassian Corp.
5.50%	05/15/34		240,000	234,581
Fiserv, Inc.
5.25%	08/11/35		535,000	511,048
5.45%	03/15/34		105,000	102,311
5.63%	08/21/33		450,000	446,814
Oracle Corp.
3.60%	04/01/50		285,000	163,462
3.80%	11/15/37		175,000	132,085
3.95%	03/25/51		205,000	124,710
4.00%	11/15/47		370,000	232,504
4.80%	08/03/28		140,000	138,764
5.70%	02/04/36		265,000	245,618
6.55%	02/04/46		315,000	279,767
6.70%	02/04/56		190,000	167,832
Paychex, Inc.
5.35%	04/15/32		235,000	235,693
Salesforce, Inc.
5.55%	03/15/36		480,000	468,053
ServiceNow, Inc.
5.40%	05/15/36		520,000	507,972

				3,991,214

Telecommunications — 0.5%
Cdc Data Centres Australia Pty. Ltd.
6.87% (3 mo. AUD Bank Bill Swap + 2.400%)(1)	06/12/56	AUD	90,000	63,919
Global Switch Finance BV (United Kingdom)
1.38% (3)	10/07/30	EUR	695,000	732,679
Road Michigan Property Owner I LLC
7.50% (2)	03/30/45		235,000	227,264
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
5.15% (2)	09/20/29		876,750	878,907
T-Mobile USA, Inc.
5.05%	07/15/33		350,000	342,310

				2,245,079

Transportation — 0.1%
Aurizon Network Pty. Ltd. (Australia)
6.10% (3)	09/12/31	AUD	400,000	282,850

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Maturity Date	Principal Amount		Value
Pacific National Finance Pty. Ltd. (Australia)
3.70%	09/24/29	AUD	420,000	$273,568

				556,418

Water — 0.4%
DWR Cymru Financing U.K. PLC
2.38% (3)	03/31/34	GBP	255,000	257,848
6.25% (3)	09/08/37	GBP	185,000	241,771
Severn Trent Utilities Finance PLC (United Kingdom)
3.88% (3)	08/04/37	EUR	145,000	159,154
South West Water Finance PLC (United Kingdom)
6.38% (3)	08/05/41	GBP	170,000	218,261
United Utilities Water Finance PLC (United Kingdom)
3.75% (3)	05/23/34	EUR	190,000	213,847
Yorkshire Water Finance PLC (United Kingdom)
2.75% (3)	04/18/41	GBP	200,000	166,300
6.38% (3)	11/18/34	GBP	330,000	443,405

				1,700,586

Total Corporate Bonds
(Cost: $66,831,597)				65,724,653

ASSET-BACKED SECURITIES—8.3%
522 Funding CLO Ltd. Series 2017-1AR, Class AR2
4.78% (3 mo. USD Term SOFR + 1.050%)(1),(2)	10/20/34		1,150,000	1,150,549
Bain Capital Credit CLO Ltd. Series 2020-5A, Class ARR
4.88% (3 mo. USD Term SOFR + 1.150%)(1),(2)	04/20/34		1,157,194	1,157,674
Bain Capital Credit CLO Ltd. Series 2021-4A, Class A1RR
4.73% (3 mo. USD Term SOFR + 1.000%)(1),(2)	10/20/34		1,200,000	1,200,395
Ballyrock CLO 20 Ltd. Series 2022-20A, Class A1A3 (I/O) (I/F)
4.80% (3 mo. USD Term SOFR + 1.050%)(1),(2)	10/15/36		1,200,000	1,201,350
Benefit Street Partners CLO XXV Ltd. Series 2021-25A, Class A1R
4.75% (3 mo. USD Term SOFR + 1.000%)(1),(2)	01/15/35		1,000,000	1,000,484
BlueMountain CLO Ltd. Series 2015-4A, Class CR2
5.03% (3 mo. USD Term SOFR + 1.300%)(1),(2)	04/20/30		400,000	399,880
Cedar Funding VI CLO Ltd. Series 2016-6A, Class AR3
4.82% (3 mo. USD Term SOFR + 1.090%)(1),(2)	04/20/34		1,200,000	1,201,591
Cloud Capital Holdco LP Series 2024-1A, Class A2
5.78% (2)	11/22/49		925,000	923,545
Dryden 40 Senior Loan Fund Series 2015-40A, Class AR2
4.80% (3 mo. USD Term SOFR + 1.150%)(1),(2)	08/15/31		382,322	382,687
Galaxy XXII CLO Ltd. Series 2016-22A, Class AR4
4.81% (3 mo. USD Term SOFR + 1.020%)(1),(2)	04/16/34		788,940	789,437
Golub Capital Partners CLO 53B Ltd. Series 2021-53A, Class BR
5.08% (3 mo. USD Term SOFR + 1.350%)(1),(2)	07/20/34		1,300,000	1,299,486

Issues	Maturity Date	Principal Amount	Value
HPS Loan Management Ltd. Series 2021-16A, Class A1R
4.86% (3 mo. USD Term SOFR + 1.110%)(1),(2)	01/23/35	$1,100,000	$1,100,698
JGWPT XXX LLC Series 2013-3A, Class A
4.08% (2)	01/17/73	772,503	723,770
LCM 37 Ltd. Series 37A, Class A1R
4.81% (3 mo. USD Term SOFR + 1.060%)(1),(2)	04/15/34	1,360,144	1,360,142
Madison Park Funding XLIX Ltd. Series 2021-49A, Class AR
4.78% (3 mo. USD Term SOFR + 1.050%)(1),(2)	10/19/34	1,300,000	1,300,407
Madison Park Funding XXIX Ltd. Series 2018-29A, Class A1R2
4.91% (3 mo. USD Term SOFR + 1.180%)(1),(2)	03/25/38	1,200,000	1,198,961
Magnetite XXIII Ltd. Series 2019-23A, Class AR2 (I/O) (I/F)
4.80% (3 mo. USD Term SOFR + 0.990%)(1),(2)	01/25/35	1,200,000	1,200,760
Navient Private Education Refi Loan Trust Series 2021-GA, Class A
1.58% (2)	04/15/70	1,694,127	1,518,562
Octagon 57 Ltd. Series 2021-1A, Class AR
4.82% (3 mo. USD Term SOFR + 1.070%)(1),(2)	10/15/34	1,335,000	1,336,164
Park Avenue Institutional Advisers CLO Ltd. Series 2019-2A, Class A1RR (I/O) (I/F)
4.80% (3 mo. USD Term SOFR + 1.050%)(1),(2)	10/15/34	1,200,000	1,200,991
Park Avenue Institutional Advisers CLO Ltd. Series 2021-2A, Class A1R
4.80% (3 mo. USD Term SOFR + 1.050%)(1),(2)	07/15/34	1,235,000	1,235,177
Park Avenue Institutional Advisers CLO Ltd. Series 2022-2AR, Class A1R2
5.06% (3 mo. USD Term SOFR + 1.250%)(1),(2)	01/20/37	1,180,000	1,180,301
Rad CLO 21 Ltd. Series 2023-21A, Class A1R
4.88% (3 mo. USD Term SOFR + 1.070%)(1),(2)	01/25/37	1,100,000	1,099,280
Rockford Tower CLO Ltd. Series 2019-1A, Class AR2
4.83% (3 mo. USD Term SOFR + 1.100%)(1),(2)	04/20/34	974,513	975,117
Skyline Aviation, Inc. Class A
3.23% (5)	07/03/38	3,399,215	3,213,720
SLM Student Loan Trust Series 2003-7A, Class A5A
5.10% (90 day USD SOFR Average + 1.462%)(1),(2)	12/15/33	915,422	903,404
SLM Student Loan Trust Series 2008-2, Class B
5.09% (90 day USD SOFR Average + 1.462%)(1)	01/25/83	710,000	793,023

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Maturity Date	Principal Amount	Value
SLM Student Loan Trust Series 2008-3, Class B
5.09% (90 day USD SOFR Average + 1.462%)(1)	04/26/83	$710,000	$778,107
SLM Student Loan Trust Series 2008-4, Class A4
5.54% (90 day USD SOFR Average + 1.912%)(1)	07/25/22	889,444	891,137
SLM Student Loan Trust Series 2008-4, Class B
5.74% (90 day USD SOFR Average + 2.112%)(1)	04/25/73	710,000	802,252
SLM Student Loan Trust Series 2008-6, Class B
5.74% (90 day USD SOFR Average + 2.112%)(1)	07/26/83	710,000	849,042
Symphony CLO XXIV Ltd. Series 2020-24A, Class A1R
4.88% (3 mo. USD Term SOFR + 1.130%)(1),(2)	10/23/35	1,350,000	1,351,764
Thompson Park CLO Ltd. Series 2021-1A, Class A1R
4.80% (3 mo. USD Term SOFR + 1.050%)(1),(2)	04/15/34	1,066,668	1,067,154
Trinitas CLO XIV Ltd. Series 2020-14A, Class A1R2
4.91% (3 mo. USD Term SOFR + 1.100%)(1),(2)	01/25/34	951,163	951,366
Trinitas CLO XX Ltd. Series 2022-20A, Class A1R
4.77% (3 mo. USD Term SOFR + 1.040%)(1),(2)	07/20/35	1,200,000	1,200,420

Total Asset-backed Securities
(Cost: $38,745,153)			38,938,797

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY —5.3%
ALA Trust Series 2025-OANA, Class C
5.77% (1 mo. USD Term SOFR + 2.092%)(1),(2)	06/15/40	1,400,000	1,407,647
BAMLL Commercial Mortgage Securities Trust Series 2018-PARK, Class A
4.09% (2),(6)	08/10/38	1,930,000	1,884,835
BSPDF Issuer LLC Series 2026-FL3, Class AS
5.37% (1 mo. USD Term SOFR + 1.700%)(1),(2)	09/18/43	1,210,000	1,211,642
BX Trust Series 2019-OC11, Class A
3.20% (2)	12/09/41	1,485,000	1,397,380
BX Trust Series 2025-ARIA, Class B
5.18% (2),(6)	12/13/42	950,000	940,081
BX Trust Series 2025-VOLT, Class B
5.78% (1 mo. USD Term SOFR + 2.100%)(1),(2)	12/15/44	700,000	701,615
CSAIL Commercial Mortgage Trust Series 2020-C19, Class A3
2.56%	03/15/53	3,004,000	2,718,517
DGWD Trust Series 2025-INFL, Class B
5.48% (1 mo. USD Term SOFR + 1.800%)(1),(2)	08/15/35	1,200,000	1,197,229

Issues	Maturity Date	Principal Amount		Value
Extended Stay America Trust Series 2025-ESH, Class B
5.28% (1 mo. USD Term SOFR + 1.600%)(1),(2)	10/15/42		$1,102,788	$1,107,117
Hilton USA Trust Series 2025-NVIL, Class A
5.42% (1 mo. USD Term SOFR + 1.743%)(1),(2)	07/15/42		800,000	803,184
Hudson Yards Mortgage Trust Series 2019-30HY, Class A
3.23% (2)	07/10/39		2,185,000	2,068,670
Hudson Yards Mortgage Trust Series 2019-55HY, Class A
2.94% (2),(6)	12/10/41		1,180,000	1,098,761
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-OSB, Class A
3.40% (2)	06/05/39		1,160,000	1,089,825
LoanCore Issuer LLC Series 2025-CRE9, Class AS
5.37% (1 mo. USD Term SOFR + 1.700%)(1),(2)	08/18/42		475,000	475,957
One Bryant Park Trust Series 2019-OBP, Class A
2.52% (2)	09/15/54		1,495,000	1,377,746
Sage AR Funding Series 2026-1A, Class C
5.51% (1 day GBP SONIA + 1.750%)(1),(2)	05/18/38	GBP	350,000	462,580
SCG Trust Series 2025-SNIP, Class B
5.33% (1 mo. USD Term SOFR + 1.650%)(1),(2)	09/15/42		1,430,000	1,432,146
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class A1
3.87% (2),(6)	01/05/43		1,000,000	866,227
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class A2B
4.14% (2),(6)	01/05/43		70,000	60,877
Starwood LLC Series 2025-FL4, Class AS
5.37% (1 mo. USD Term SOFR + 1.700%)(1),(2)	11/19/42		1,170,000	1,171,980
WBHT Commercial Mortgage Trust Series 2025-WBM, Class A
5.42% (1 mo. USD Term SOFR + 1.742%)(1),(2)	06/15/42		1,235,000	1,232,360

Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $25,364,812)				24,706,376

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY —35.1%
Federal Home Loan Mortgage Corp., Pool #A97179
4.50%	03/01/41		635,774	619,448
Federal Home Loan Mortgage Corp., Pool #G06360
4.00%	03/01/41		776,516	739,755
Federal Home Loan Mortgage Corp., Pool #G06498
4.00%	04/01/41		521,107	496,423
Federal Home Loan Mortgage Corp., Pool #G06499
4.00%	03/01/41		346,407	329,947
Federal Home Loan Mortgage Corp., Pool #G07849
3.50%	05/01/44		465,720	428,637
Federal Home Loan Mortgage Corp., Pool #G08710
3.00%	06/01/46		894,627	785,156
Federal Home Loan Mortgage Corp., Pool #G08711
3.50%	06/01/46		1,442,893	1,305,493
Federal Home Loan Mortgage Corp., Pool #G08715
3.00%	08/01/46		1,745,238	1,531,683
Federal Home Loan Mortgage Corp., Pool #G08716
3.50%	08/01/46		975,760	882,843

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Maturity Date	Principal Amount	Value
Federal Home Loan Mortgage Corp., Pool #G08722
3.50%	09/01/46	$386,570	$349,759
Federal Home Loan Mortgage Corp., Pool #G08816
3.50%	06/01/48	195,779	176,606
Federal Home Loan Mortgage Corp., Pool #G08826
5.00%	06/01/48	172,312	169,984
Federal Home Loan Mortgage Corp., Pool #G08843
4.50%	10/01/48	685,435	657,164
Federal Home Loan Mortgage Corp., Pool #G60038
3.50%	01/01/44	676,673	624,117
Federal Home Loan Mortgage Corp., Pool #G60344
4.00%	12/01/45	341,435	320,822
Federal Home Loan Mortgage Corp., Pool #G67706
3.50%	12/01/47	398,859	361,110
Federal Home Loan Mortgage Corp., Pool #G67707
3.50%	01/01/48	4,375,532	3,971,321
Federal Home Loan Mortgage Corp., Pool #G67718
4.00%	01/01/49	1,001,531	932,411
Federal Home Loan Mortgage Corp., Pool #Q05261
3.50%	12/01/41	612,797	568,094
Federal Home Loan Mortgage Corp., Pool #Q20178
3.50%	07/01/43	1,331,126	1,228,932
Federal Home Loan Mortgage Corp., Pool #RQ0093
4.50%	02/01/56	1,057,148	993,270
Federal Home Loan Mortgage Corp., Pool #SD8238
4.50%	08/01/52	1,363,737	1,292,367
Federal Home Loan Mortgage Corp., Pool #SD8257
4.50%	10/01/52	991,437	939,368
Federal Home Loan Mortgage Corp., Pool #SD8266
4.50%	11/01/52	402,428	381,255
Federal Home Loan Mortgage Corp., Pool #SL1660
4.50%	10/01/53	826,381	782,980
Federal Home Loan Mortgage Corp., Pool #ZT1703
4.00%	01/01/49	681,893	633,942
Federal Home Loan Mortgage Corp. REMICS Series 2439, Class KZ
6.50%	04/15/32	28,226	29,110
Federal Home Loan Mortgage Corp. REMICS Series 2575, Class FD (PAC)
4.19% (30 day USD SOFR Average + 0.564%)(1)	02/15/33	86,387	86,346
Federal Home Loan Mortgage Corp. REMICS Series 2662, Class MT (TAC)
4.50%	08/15/33	27,450	27,225
Federal Home Loan Mortgage Corp. REMICS Series 3351, Class ZC
5.50%	07/15/37	94,324	96,091
Federal Home Loan Mortgage Corp. REMICS Series 3382, Class FL
4.44% (30 day USD SOFR Average + 0.814%)(1)	11/15/37	33,526	33,620
Federal Home Loan Mortgage Corp. REMICS Series 4818, Class CA
3.00%	04/15/48	329,393	288,865
Federal National Mortgage Association, Pool #596686
6.50%	11/01/31	2,050	2,115
Federal National Mortgage Association, Pool #727575
5.00%	06/01/33	8,664	8,649
Federal National Mortgage Association, Pool #748751
5.50%	10/01/33	25,370	25,613
Federal National Mortgage Association, Pool #AL0209
4.50%	05/01/41	187,142	182,108
Federal National Mortgage Association, Pool #AL0851
6.00%	10/01/40	172,975	179,033

Issues	Maturity Date	Principal Amount	Value
Federal National Mortgage Association, Pool #AN0245
3.42%	11/01/35	$1,438,308	$1,352,700
Federal National Mortgage Association, Pool #AS9830
4.00%	06/01/47	401,380	372,816
Federal National Mortgage Association, Pool #BN7755
3.00%	09/01/49	1,986,017	1,728,215
Federal National Mortgage Association, Pool #BQ6913
2.00%	12/01/51	1,526,432	1,199,951
Federal National Mortgage Association, Pool #BV7937
4.00%	08/01/52	3,725,109	3,415,205
Federal National Mortgage Association, Pool #BX8625
5.00%	04/01/53	4,231,679	4,112,520
Federal National Mortgage Association, Pool #CA1710
4.50%	05/01/48	895,773	857,660
Federal National Mortgage Association, Pool #CA1711
4.50%	05/01/48	645,877	618,397
Federal National Mortgage Association, Pool #CA2208
4.50%	08/01/48	519,810	497,693
Federal National Mortgage Association, Pool #CB0290
2.00%	04/01/51	5,993,074	4,730,029
Federal National Mortgage Association, Pool #CB0610
2.50%	05/01/51	5,417,723	4,491,820
Federal National Mortgage Association, Pool #CB2313
2.50%	12/01/51	5,966,601	4,935,821
Federal National Mortgage Association, Pool #CB3289
2.00%	04/01/52	7,916,649	6,226,520
Federal National Mortgage Association, Pool #FM2318
3.50%	09/01/49	199,419	179,578
Federal National Mortgage Association, Pool #FS4233
4.50%	12/01/52	5,221,570	4,947,336
Federal National Mortgage Association, Pool #FS4701
4.50%	04/01/53	2,794,145	2,644,443
Federal National Mortgage Association, Pool #FS6953
4.00%	02/01/53	2,225,310	2,040,351
Federal National Mortgage Association, Pool #MA1146
4.00%	08/01/42	400,703	379,279
Federal National Mortgage Association, Pool #MA1561
3.00%	09/01/33	653,990	626,782
Federal National Mortgage Association, Pool #MA1584
3.50%	09/01/33	942,746	914,725
Federal National Mortgage Association, Pool #MA3182
3.50%	11/01/47	230,258	207,603
Federal National Mortgage Association, Pool #MA4093
2.00%	08/01/40	3,119,275	2,688,656
Federal National Mortgage Association, Pool #MA4281
2.00%	03/01/51	6,041,369	4,766,059
Federal National Mortgage Association, Pool #MA4387
2.00%	07/01/41	448,606	383,161
Federal National Mortgage Association, Pool #MA4512
2.50%	01/01/52	1,477,960	1,212,653
Federal National Mortgage Association, Pool #MA4655
4.00%	07/01/52	3,299,062	3,020,133
Federal National Mortgage Association, Pool #MA5072
5.50%	07/01/53	1,393,044	1,388,432
Federal National Mortgage Association, Pool #MA5138
5.50%	09/01/53	2,507,396	2,494,964
Federal National Mortgage Association REMICS Series 2001-34, Class FV
4.23% (30 day USD SOFR Average + 0.614%)(1)	08/25/31	17,511	17,538
Federal National Mortgage Association REMICS Series 2007-89, Class GF
4.25% (30 day USD SOFR Average + 0.634%)(1)	09/25/37	134,367	134,184

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Maturity Date	Principal Amount	Value
Federal National Mortgage Association REMICS Series 2009-64, Class TB
4.00%	08/25/29	$138,657	$137,479
Federal National Mortgage Association REMICS Series 2011-111, Class DB
4.00%	11/25/41	822,585	785,764
Federal National Mortgage Association REMICS Series 2018-38, Class LA
3.00%	06/25/48	637,677	561,674
Federal National Mortgage Association REMICS Series 2018-43, Class CT
3.00%	06/25/48	468,195	412,439
Federal National Mortgage Association REMICS Series 2019-79, Class FA
4.23% (30 day USD SOFR Average + 0.614%)(1)	01/25/50	1,195,190	1,178,813
Federal National Mortgage Association REMICS Trust Series 2004-W10, Class A6 (PAC)
5.75%	08/25/34	374,138	378,548
Government National Mortgage Association, Pool #608259
4.50%	08/15/33	7,754	7,709
Government National Mortgage Association, Pool #782114
5.00%	09/15/36	35,748	35,897
Government National Mortgage Association, Pool #MA3521
3.50%	03/20/46	638,079	576,813
Government National Mortgage Association, Pool #MA3597
3.50%	04/20/46	619,204	559,750
Government National Mortgage Association, Pool #MA3662
3.00%	05/20/46	276,465	244,200
Government National Mortgage Association, Pool #MA3663
3.50%	05/20/46	603,329	545,400
Government National Mortgage Association, Pool #MA4127
3.50%	12/20/46	877,499	793,244
Government National Mortgage Association, Pool #MA4454
5.00%	05/20/47	203,851	202,352
Government National Mortgage Association, Pool #MA4589
5.00%	07/20/47	481,462	477,922
Government National Mortgage Association, Pool #MA4722
5.00%	09/20/47	150,106	149,000
Government National Mortgage Association, Pool #MA4777
3.00%	10/20/47	197,998	174,393
Government National Mortgage Association, Pool #MA4838
4.00%	11/20/47	448,716	417,490
Government National Mortgage Association, Pool #MA4901
4.00%	12/20/47	776,607	722,563
Government National Mortgage Association, Pool #MA5078
4.00%	03/20/48	550,209	511,920
Government National Mortgage Association, Pool #MA5399
4.50%	08/20/48	1,078,285	1,032,233
Government National Mortgage Association, Pool #MA5466
4.00%	09/20/48	37,757	35,086
Government National Mortgage Association, Pool #MA5467
4.50%	09/20/48	65,956	63,139
Government National Mortgage Association, Pool #MA6030
3.50%	07/20/49	61,690	54,640
Government National Mortgage Association, Pool #MA6209
3.00%	10/20/49	442,295	380,191
Government National Mortgage Association, Pool #MA8347
4.50%	10/20/52	1,532,553	1,458,210
Government National Mortgage Association, Pool #MA9488
5.50%	02/20/54	1,554,821	1,556,216
Government National Mortgage Association REMICS Series 2018-124, Class NW
3.50%	09/20/48	555,476	504,451
Government National Mortgage Association, TBA

Issues	Maturity Date	Principal Amount	Value
2.50% (7)	11/01/51	$5,300,000	$4,425,688
5.00% (7)	03/01/56	1,900,000	1,838,969
5.50% (7)	03/01/56	2,275,000	2,259,980
Government National Mortgage Association, TBA, 30 Year
3.50% (7)	08/01/55	2,700,000	2,361,917
4.00% (7)	07/01/55	5,725,000	5,181,165
Uniform Mortgage-Backed Security, TBA
2.00% (7)	10/01/51	850,000	661,838
2.50% (7)	10/01/51	125,000	101,727
3.00% (7)	12/01/51	5,400,000	4,592,128
3.50% (7)	12/01/51	14,675,000	13,016,610
4.00% (7)	04/01/56	15,725,000	14,323,093
4.50% (7)	02/01/56	9,850,000	9,238,236
5.50% (7)	03/01/56	2,275,000	2,247,825
Uniform Mortgage-Backed Security, TBA, 30 Year
5.00% (7)	01/01/56	4,850,000	4,675,308

Total Residential Mortgage-Backed Securities — Agency (Cost: $171,221,386)			163,928,906

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY —9.6%
Ajax Mortgage Loan Trust Series 2019-F, Class A1
2.86% (2)	07/25/59	856,736	838,441
Angel Oak Mortgage Trust Series 2025-8, Class A1
5.41% (2)	07/25/70	1,236,554	1,236,698
Bayview MSR Opportunity Master Fund Trust Series 2021-5, Class A5
2.50% (2),(6)	11/25/51	2,862,122	2,545,927
Citigroup Mortgage Loan Trust, Inc. Series 2005-5, Class 2A2
5.75%	08/25/35	98,349	85,604
Citigroup Mortgage Loan Trust, Inc. Series 2006-AMC1, Class A1
4.13% (1 mo. USD Term SOFR + 0.404%)(1),(2)	09/25/36	2,090,569	2,037,631
Cross Mortgage Trust Series 2025-H2, Class A1
5.36% (2),(6)	03/25/70	1,027,239	1,023,773
Cross Mortgage Trust Series 2026-NQM2, Class A1
4.83% (2),(6)	03/25/61	1,147,084	1,133,541
CSMC Trust Series 2018-RPL9, Class A
3.85% (2),(6)	09/25/57	1,554,154	1,478,333
CSMC Trust Series 2022-ATH2, Class A1
5.14% (2),(6)	05/25/67	2,342,944	2,336,811
Ellington Financial Mortgage Trust Series 2025-CES2, Class A1A
5.66% (2)	02/25/60	969,764	971,228
Federal Home Loan Mortgage Corp. REMICS Series 3315, Class S (I/O) (I/F)
2.67% (-30 day USD SOFR Average + 6.296%)(1)	05/15/37	2,636	125
Federal Home Loan Mortgage Corp. REMICS Series 3339, Class JS (I/O) (I/F)
18.53% (-30 day USD SOFR Average + 42.091%)(1)	07/15/37	103,223	136,854
Federal Home Loan Mortgage Corp. REMICS Series 3380, Class SM (I/O) (I/F)
2.67% (-30 day USD SOFR Average + 6.296%)(1)	10/15/37	143,021	12,530

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Maturity Date	Principal Amount	Value
Federal Home Loan Mortgage Corp. REMICS Series 3439, Class SC (I/O) (I/F)
2.16% (-30 day USD SOFR Average + 5.786%)(1)	04/15/38	$592,304	$33,402
Federal Home Loan Mortgage Corp. REMICS Series 3578, Class DI (I/O) (I/F)
2.91% (-30 day USD SOFR Average + 6.536%)(1)	04/15/36	191,979	15,068
Federal Home Loan Mortgage Corp. STRIPS Series 390, Class C12 (I/O)
4.00%	11/15/52	2,190,948	502,593
Federal National Mortgage Association Interest STRIPS Series 426, Class C39 (I/O)
2.00%	09/25/51	2,531,698	328,834
Federal National Mortgage Association Interest STRIPS Series 426, Class C43 (I/O)
2.00%	07/25/50	2,190,047	276,498
Federal National Mortgage Association Interest STRIPS Series 426, Class C44 (I/O)
2.00%	03/25/52	5,350,822	690,941
Federal National Mortgage Association Interest STRIPS Series 426, Class C45 (I/O)
2.00%	07/25/51	6,312,579	810,291
Federal National Mortgage Association Interest STRIPS Series 438, Class C24 (I/O)
4.00%	07/25/53	1,383,847	309,569
Federal National Mortgage Association REMICS Series 2001-14, Class SH (I/O) (I/F)
14.77% (-30 day USD SOFR Average + 27.424%)(1)	03/25/30	5,917	6,184
Federal National Mortgage Association REMICS Series 2008-30, Class SA (I/O) (I/F)
3.12% (-30 day USD SOFR Average + 6.736%)(1)	04/25/38	32,014	3,387
Federal National Mortgage Association REMICS Series 2008-62, Class SN (I/O) (I/F)
2.47% (-30 day USD SOFR Average + 6.086%)(1)	07/25/38	39,294	2,536
Federal National Mortgage Association REMICS Series 2009-68, Class SA (I/O) (I/F)
3.02% (-30 day USD SOFR Average + 6.636%)(1)	09/25/39	24,878	2,518
Federal National Mortgage Association REMICS Series 2010-26, Class AS (I/O) (I/F)
2.60% (-30 day USD SOFR Average + 6.216%)(1)	03/25/40	345,263	30,096
Federal National Mortgage Association REMICS Series 2023-39, Class AI (I/O)
2.00%	07/25/52	18,310,633	2,293,861
Fremont Home Loan Trust Series 2005-E, Class 2A4
4.50% (1 mo. USD Term SOFR + 0.774%)(1)	01/25/36	2,029,009	1,982,761
Government National Mortgage Association REMICS Series 2008-27, Class SI (I/O) (I/F)
2.69% (-1 mo. USD Term SOFR + 6.356%)(1)	03/20/38	100,624	9,289

Issues	Maturity Date	Principal Amount	Value
Government National Mortgage Association REMICS Series 2008-81, Class S (I/O) (I/F)
2.42% (-1 mo. USD Term SOFR + 6.086%)(1)	09/20/38	$377,407	$31,334
Government National Mortgage Association REMICS Series 2010-1, Class S (I/O) (I/F)
1.97% (-1 mo. USD Term SOFR + 5.636%)(1)	01/20/40	585,049	41,899
GS Mortgage-Backed Securities Trust Series 2018-RPL1, Class A1A
3.75% (2)	10/25/57	980,093	959,627
GS Mortgage-Backed Securities Trust Series 2021-INV1, Class A6
2.50% (2),(6)	12/25/51	2,806,462	2,474,948
GS Mortgage-Backed Securities Trust Series 2025-PJ6, Class A5
5.50% (2),(6)	11/25/55	787,269	784,969
GSAA Home Equity Trust Series 2005-11, Class 2A2
4.48% (1 mo. USD Term SOFR + 0.754%)(1)	10/25/35	145,167	165,290
IndyMac INDX Mortgage Loan Trust Series 2005-AR6, Class 2A1
4.32% (1 mo. USD Term SOFR + 0.594%)(1)	04/25/35	374,377	304,040
JPMorgan Mortgage Trust Series 2021-INV3, Class A3
2.50% (2),(6)	12/25/51	3,540,655	3,132,382
JPMorgan Mortgage Trust Series 2021-INV5, Class A3
3.00% (2),(6)	12/25/51	4,097,095	3,721,845
Morgan Stanley ABS Capital I, Inc. Trust Series 2004-WMC2, Class M1
4.75% (1 mo. USD Term SOFR + 1.029%)(1)	07/25/34	297,902	304,653
Morgan Stanley Mortgage Loan Trust Series 2004-3, Class 4A
5.65% (6)	04/25/34	44,034	43,049
New Residential Mortgage Loan Trust Series 2026-NQM2, Class A1
4.74% (2),(6)	12/25/65	798,427	784,944
New Residential Mortgage Loan Trust Series 2026-NQM2, Class A2
5.05% (2)	12/25/65	354,857	349,809
New Residential Mortgage Loan Trust Series 2026-NQM8, Class A1
5.56% (2),(6)	08/25/66	1,180,000	1,178,303
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-WCW2, Class M3
4.66% (1 mo. USD Term SOFR + 0.939%)(1)	07/25/35	2,912,280	2,807,492
Starwood Mortgage Residential Trust Series 2021-3, Class A1
1.13% (2),(6)	06/25/56	1,498,184	1,285,202
Structured Asset Investment Loan Trust Series 2004-6, Class A3
4.64% (1 mo. USD Term SOFR + 0.914%)(1)	07/25/34	984,279	999,766

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Maturity Date	Principal Amount	Value
WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR15, Class A1A1
4.36% (1 mo. USD Term SOFR + 0.634%)(1)	11/25/45	$2,917,800	$2,749,685
WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR3, Class A2
4.60% (6)	03/25/35	318,071	312,773
Wells Fargo Alternative Loan Trust Series 2007-PA3, Class 2A1
6.00%	07/25/37	29,776	26,902
Wells Fargo Home Equity Asset-Backed Securities Trust Series 2004-2, Class A33
4.84% (1 mo. USD Term SOFR + 1.114%)(1)	10/25/34	1,151,296	1,199,526

Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $42,188,670)			44,793,762

U.S. TREASURY SECURITIES—35.5%
U.S. Treasury Bonds
5.00%	05/15/46	17,255,000	16,695,561
5.00%	05/15/56	9,007,000	8,665,719
U.S. Treasury Notes
4.13%	06/30/28	3,944,000	3,933,986
4.13%	06/30/31	3,602,000	3,555,146
4.25%	07/31/28	45,575,000	45,560,758
4.38%	07/31/31	54,817,000	54,699,229
4.38%	07/31/33	15,635,000	15,459,106
4.38%	05/15/36	17,829,000	17,365,167

Total U.S. Treasury Securities (Cost: $166,940,966)			165,934,672

FOREIGN GOVERNMENT BONDS—0.9%

Foreign Government Bonds — 0.3%
Abu Dhabi Government International Bonds
5.50% (2)	04/30/54	623,000	580,405
Kuwait International Government Bonds
5.51% (2)	07/29/36	400,000	398,684
Qatar Government International Bonds
5.10% (2)	04/23/48	204,000	183,892

Issues	Maturity Date	Principal Amount	Value
Saudi Government International Bonds
5.88% (2)	01/12/56	$ 365,000	$335,461

			1,498,442

Regional (State & Province) — 0.6%
New South Wales Treasury Corp.
4.75% (3)	02/20/37	AUD 1,180,000	768,595
5.25% (3)	02/24/38	AUD 625,000	419,926
Queensland Treasury Corp.
5.00% (3)	07/21/37	AUD 1,180,000	778,450
5.25% (3)	08/13/38	AUD 930,000	619,115
Treasury Corp. of Victoria
2.00%	11/20/37	AUD 590,000	284,182

			2,870,268

Total Foreign Government Bonds (Cost: $4,390,165)			4,368,710

Total Fixed Income Securities (Cost: $515,682,749)			508,395,876

CONVERTIBLE SECURITIES—0.1%
CONVERTIBLE CORPORATE BONDS—0.1%
Cellnex Telecom SA
0.75% (3)	11/20/31	EUR 200,000	213,073

Total Convertible Corporate Bonds (Cost: $211,713)			213,073

Total Convertible Securities (Cost: $211,713)			213,073

PURCHASED OPTIONS(8) (0.0%) (Cost: $111,903)			120,128

Issues		Shares	Value
MONEY MARKET INVESTMENTS—6.3%
State Street Institutional U.S. Government Money Market Fund — Premier Class, 3.62%(9)		2,300,252	2,300,252
TCW Central Cash Fund, 3.74%(9),(10)		26,924,011	26,924,011

Total Money Market Investments (Cost: $29,224,263)			29,224,263

Total Investments (115.2%) (Cost: $545,230,628)			537,953,340

Liabilities In Excess Of Other Assets (-15.2%)			(70,968,558)

Net Assets (100.0%)			$466,984,782

FUTURES CONTRACTS
Number of Contracts	Type	Expiration Date	Notional	Market Value	Net Unrealized Appreciation (Depreciation)
Long Futures
366	2-Year U.S. Treasury Note Futures	09/30/26	75,471,257	$75,253,032	$(218,225)
29	5-Year U.S. Treasury Note Futures	09/30/26	3,097,234	3,073,320	(23,914)
19	U.S. Long Bond Futures	09/21/26	2,082,317	2,057,938	(24,379)
156	U.S. Ultra Long Bond Futures	09/21/26	17,510,086	17,111,250	(398,836)
			$98,160,894	$97,495,540	$(665,354)

Short Futures
48	10-Year Australian Bond Futures	09/15/26	(3,650,508)	$(3,645,084)	$5,424
5	10-Year U.S. Treasury Note Futures	09/21/26	(553,173)	(548,516)	4,657
71	3-Year Australian Bond Futures	09/15/26	(5,193,248)	(5,195,841)	(2,593)
10	30-Year Euro-Buxl Futures	09/08/26	(1,245,111)	(1,217,511)	27,600
9	Euro Schatz Futures	09/08/26	(1,094,705)	(1,091,981)	2,724
30	Euro-Bobl Futures	09/08/26	(3,954,857)	(3,929,356)	25,501
20	Euro-Bund Futures	09/08/26	(2,892,453)	(2,861,646)	30,807
12	Long Gilt Futures	09/28/26	(1,411,589)	(1,396,727)	14,862
			$(19,995,644)	$(19,886,662)	$108,982

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for USD	Contracts at Value	Unrealized Appreciation (Depreciation)

BUY (11)
JP Morgan Chase Bank	EUR	670,662	09/11/26	774,490	772,792	(1,698)
Goldman Sachs & Co.	GBP	2,466,475	09/11/26	3,255,693	3,319,173	63,480

				$4,030,183	$4,091,965	$61,782

SELL (12)
Citibank N.A.	AUD	6,671,626	09/11/26	4,597,021	4,682,690	(85,669)
JP Morgan Chase Bank	AUD	1,101,001	09/11/26	765,964	772,772	(6,808)
Bank of New York	AUD	222,845	09/11/26	155,615	156,411	(796)
Citibank N.A.	GBP	4,340,890	09/11/26	5,726,847	5,841,603	(114,756)
Citibank N.A.	EUR	8,623,161	09/11/26	9,849,245	9,936,320	(87,075)

				$21,094,692	$21,389,796	$(295,104)

SWAPTIONS

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation (Depreciation)

Purchased Swaptions — OTC
5-Year Interest Rate Swap	Citibank N.A.	4.36	10/30/26	5,290,000	5,290,000	25,131	23,576	1,555
2-Year Interest Rate Swap	Bank of America N A	4.24	10/06/26	25,250,000	25,250,000	65,506	37,520	27,986
2-Year Interest Rate Swap	Bank of America N A	4.31	09/08/26	25,790,000	25,790,000	29,491	50,807	(21,316)
Total Swaptions						$120,128	$111,903	$8,225

Written Swaptions — OTC
2-Year Interest Rate Swap	Barclays Capital	4.94	10/26/26	(19,015,000)	(19,015,000)	(22,769)	(33,579)	10,810
2-Year Interest Rate Swap	Barclays Capital	3.94	10/26/26	(19,015,000)	(19,015,000)	(20,963)	(15,206)	(5,757)
2-Year Interest Rate Swap	Bank of America N A	3.33	12/07/26	(51,580,000)	(51,580,000)	(32,336)	(58,066)	25,730
						$(76,068)	$(106,851)	$30,783

CENTRALLY CLEARED - INTEREST RATE SWAP AGREEMENTS

Notional Amount		Expiration Date	Counterparty	Payment Made by Fund Frequency	Payment Made by Fund	Payment Received by Fund Frequency	Payment Received by Fund	Unrealized Appreciation (Depreciation)	Premium Paid	Value
GBP	17,662,646	06/26/28	Citibank N.A.	Annual	12 -Month SONIA	Annual	4.000%	$(117,192)	$536	$(116,656)
GBP	964,732	06/26/28	Citibank N.A.	Annual	12 -Month SONIA	Annual	4.000%	(6,378)	6	(6,372)

								$(123,570)	$542	$(123,028)

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Notes to the Schedule of Investments:

ABS	Asset-Backed Securities.
CLO	Collateralized Loan Obligation.
CMT	Constant Maturity Treasury Index.
EURIBOR	Euro Interbank Offered Rate.
I/F	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	Interest Only Security.
PAC	Planned Amortization Class.
REIT	Real Estate Investment Trust.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
SONIA	Sterling Overnight Index Average.
STRIPS	Separate Trading of Registered Interest and Principal Securities.
TAC	Target Amortization Class.
TBA	To Be Announced.
AUD	Australian Dollar.
EUR	Euro Currency.
GBP	British Pound Sterling.
(1)	Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2026.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2026, the value of these securities amounted to $95,558,956 or 20.5% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

(3)

Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At July 31, 2026, the value of these securities amounted to $11,686,966 or 2.5% of net assets.

(4)	Perpetual maturity.
(5)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(6)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(7)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(8)	See options table for description of purchased options.
(9)	Rate disclosed is the 7-day net yield as of July 31, 2026.
(10)	Affiliated issuer.
(11)	Fund buys foreign currency, sells USD.
(12)	Fund sells foreign currency, buys USD.

The summary of the TCW Core Fixed Income Fund transactions in the affiliated funds for the period ended July 31, 2026 is as follows:

Name of Affiliated Fund	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Number of Shares Held July 31, 2026	Value at July 31, 2026	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments

TCW Central Cash Fund	$45,324,011	$777,300,000	$795,700,000	26,924,011	$26,924,011	$1,412,392	$-	$-	$-

Total					$26,924,011	$1,412,392	$-	$-	$-

TCW Core Fixed Income Fund

Fair Valuation Summary (Unaudited)	July 31, 2026

The following is a summary of the fair valuations according to the inputs used as of July 31, 2026 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
U.S. Treasury Securities	$—	$165,934,672	$—	$165,934,672
Residential Mortgage-Backed Securities — Agency	—	163,928,906	—	163,928,906
Corporate Bonds	—	65,724,653	—	65,724,653
Residential Mortgage-Backed Securities — Non-Agency	—	44,793,762	—	44,793,762
Asset-Backed Securities	—	35,725,077	3,213,720	38,938,797
Commercial Mortgage-Backed Securities — Non-Agency	—	24,706,376	—	24,706,376
Foreign Government Bonds	—	4,368,710	—	4,368,710

Total Fixed Income Securities	—	505,182,156	3,213,720	508,395,876
Convertible Securities
Convertible Corporate Bonds	—	213,073	—	213,073
Equity Securities
Money Market Investments	29,224,263	—	—	29,224,263
Swaptions
Purchased Swaptions — OTC	—	120,128	—	120,128

Total Investments	$29,224,263	$505,515,357	$3,213,720	$537,953,340
Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	63,480	—	63,480
Futures Contracts
Interest Rate Risk	111,575	—	—	111,575

Total	$29,335,838	$505,578,837	$3,213,720	$538,128,395

Liability Derivatives
Futures Contracts
Interest Rate Risk	$(667,947)	$—	$—	$(667,947)
Forward Currency Contracts
Foreign Currency Risk	—	(296,802)	—	(296,802)
Written Swaptions
Interest Rate Risk	—	(76,068)	—	(76,068)
Swap Agreements
Interest Rate Risk	—	(123,028)	—	(123,028)

Total	$(667,947)	$(495,898)	$—	$(1,163,845)

See accompanying Notes to Schedule of Investments.

TCW Emerging Markets Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES —88.9% of Net Assets
Angola —4.4%
Angola Government International Bonds
8.00% (1)	11/26/29	$17,688,000	$18,114,281
8.75% (1)	04/14/32	36,747,000	37,595,856
9.13% (1)	11/26/49	16,000,000	15,067,520
9.24% (2)	01/15/31	20,435,000	21,416,084
9.38% (2)	03/31/33	6,700,000	6,915,807
9.38% (1)	05/08/48	10,000,000	9,638,400
9.88% (2)	10/15/35	61,317,000	64,410,443
9.88% (2)	03/31/37	11,410,000	11,863,319

Total Angola (Cost: $170,416,798)			185,021,710

Argentina —6.2%
Argentina Republic Government International Bonds
0.75%	07/09/30	31,558,349	27,617,342
3.50%	07/09/41	106,737,714	79,107,590
4.13%	07/09/35	94,661,933	74,870,016
4.13%	07/09/46	26,635,741	19,856,412
5.00%	01/09/38	55,414,420	45,781,177
Provincia de Neuquen Argentina
7.35% (2)	08/25/34	12,447,000	12,289,919

Total Argentina (Cost: $241,800,744)			259,522,456

Bahrain —0.8%
Bahrain Government International Bonds
5.45% (1)	09/16/32	11,976,000	10,761,993
5.63% (1)	05/18/34	14,291,000	12,570,078
6.75% (1)	09/20/29	8,205,000	8,007,424
7.10% (2)	02/03/38	4,062,000	3,781,478

Total Bahrain (Cost: $34,842,517)			35,120,973

Brazil —4.3%
Aegea Finance SARL
7.63% (2)	01/20/36	12,449,000	10,679,624
9.00% (2)	01/20/31	11,668,000	11,369,416
Brazil Government International Bonds
3.75%	09/12/31	4,148,000	3,813,547
4.75%	01/14/50	11,830,000	8,397,526
5.00%	01/27/45	8,056,000	6,229,463
5.50%	11/06/30	14,238,000	14,322,716
6.00%	10/20/33	5,479,000	5,456,536
6.13%	03/15/34	20,725,000	20,568,526
6.63%	03/15/35	12,586,000	12,735,899
7.13%	05/13/54	15,840,000	15,211,944
Constellation Oil Services Holding SA
7.70% (2)	08/03/33	2,692,000	2,711,786
CSN Resources SA
4.63% (2)	06/10/31	17,172,000	10,619,852
8.88% (1)	12/05/30	4,392,000	3,121,350
8.88% (2)	12/05/30	9,178,000	6,522,713
Minerva Luxembourg SA
7.50% (2)	04/22/36	10,325,000	9,867,809
Samarco Mineracao SA (4.00% Cash or 5.00% PIK) due 12/31/26
9.50% (2)	06/30/31	27,297,836	27,500,932
Yinson Bergenia Production BV
8.50% (2)	01/31/45	8,130,616	8,718,378

Total Brazil (Cost: $181,152,692)			177,848,017

Chile —1.1%
Antofagasta PLC
6.25% (2)	05/02/34	10,078,000	10,473,763
Corp. Nacional del Cobre de Chile
6.30% (1)	09/08/53	8,283,000	8,122,227

Issues	Maturity Date	Principal Amount	Value
6.44% (1)	01/26/36	$10,233,000	$10,659,921
Sociedad Quimica y Minera de Chile SA
5.63% (5 yr. CMT + 1.915%)(2), (3)	04/22/56	19,190,000	18,643,852

Total Chile (Cost: $48,184,715)			47,899,763

China —0.3% (Cost: $13,019,000)
Prosus NV
5.87% (2)	07/13/36	13,019,000	12,886,987

Colombia —6.3%
Banco Davivienda SA
6.65% (10 yr. CMT + 5.097%)(1), (3), (4)	04/22/31	11,300,000	10,527,306
8.13% (5 yr. CMT + 4.588%)(2), (3)	07/02/35	9,800,000	10,114,874
Colombia Government International Bonds
3.25%	04/22/32	2,047,000	1,762,508
5.63%	02/26/44	2,096,000	1,742,384
7.38%	04/25/30	6,508,000	6,831,057
7.50%	02/02/34	43,477,000	45,745,195
7.75%	11/07/36	41,590,000	44,497,141
8.00%	04/20/33	13,391,000	14,485,580
Ecopetrol SA
5.88%	05/28/45	16,143,000	12,833,362
8.38%	01/19/36	43,949,000	46,465,080
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA
5.38% (1)	12/30/30	852,226	799,422
EnfraGen Energia Sur SAU/EnfraGen Chile SpA/EnfraGen Spain SAU
8.50% (2)	06/30/32	16,984,000	17,671,343
Gran Tierra Energy, Inc.
9.75% (2)	04/15/31	12,332,000	11,090,291
Promigas SA ESP/Gases del Pacifico SAC
7.75% (5 yr. CMT + 3.632%)(2), (3)	06/24/56	21,239,000	21,686,718
Termocandelaria Power SA
7.75% (2)	09/17/31	17,291,000	17,810,422

Total Colombia (Cost: $256,594,178)			264,062,683

Congo —0.4%
DRC International Bonds
8.75% (2)	04/16/32	6,502,000	6,719,622
9.50% (2)	04/16/37	9,630,000	10,053,046

Total Congo (Cost: $16,334,764)			16,772,668

Dominican Republic —2.8%
Dominican Republic International Bonds
4.88% (2)	09/23/32	23,395,000	21,942,638
5.50% (2)	02/22/29	10,183,000	10,143,490
5.88% (1)	10/28/35	2,030,000	1,961,914
5.88% (1)	01/30/60	17,634,000	14,959,628
6.00% (1)	02/22/33	7,150,000	7,094,874
6.40% (1)	06/05/49	11,519,000	10,751,489
6.60% (1)	06/01/36	20,688,000	21,053,350
6.85% (1)	01/27/45	15,542,000	15,332,960
6.95% (2)	03/15/37	12,740,000	13,138,889
7.45% (1)	04/30/44	1,314,000	1,380,423

Total Dominican Republic (Cost: $113,594,286)			117,759,655

Ecuador —1.9%
Ecuador Government International Bonds
0.00% (1), (5)	07/31/30	3,736,702	3,174,179
5.50% (1)	07/31/40	33,112,542	26,847,649
6.90% (2)	07/31/35	15,874,329	14,343,726

TCW Emerging Markets Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Maturity Date		Principal Amount	Value
8.75% (2)	01/29/34	$	22,766,000	$22,606,638
9.25% (2)	01/29/39		10,662,000	10,651,658

Total Ecuador (Cost: $55,474,231)				77,623,850

El Salvador —0.1%
El Salvador Government International Bonds
7.63% (1)	02/01/41		2,023,000	2,045,819
8.25% (1)	04/10/32		3,237,000	3,476,085

Total El Salvador (Cost: $4,777,301)				5,521,904

Gabon —1.3%
Gabon Government International Bonds
6.63% (1)	02/06/31		52,705,000	46,702,428
7.00% (1)	11/24/31		7,029,000	6,202,249

Total Gabon (Cost: $46,354,613)				52,904,677

Ghana —0.7%
Ghana Government International Bonds
0.00% (2), (5)	01/03/30		1,842,284	1,618,446
5.00% (2)	07/03/29		8,539,264	8,365,746
5.00% (2)	07/03/35		20,500,413	18,836,395

Total Ghana (Cost: $23,834,604)				28,820,587

Great Britain —0.3% (Cost: $12,069,578)
Avianca Midco 2 PLC
9.50% (2)	01/28/31		11,960,000	11,229,722

Guatemala —1.0%
Energuate Trust 2 0
6.35% (2)	09/15/35		17,640,000	17,340,473
Guatemala Government Bonds
3.70% (2)	10/07/33		4,054,000	3,545,466
5.38% (1)	04/24/32		3,395,000	3,356,772
6.05% (2)	08/06/31		2,682,000	2,727,969
6.55% (2)	02/06/37		5,153,000	5,351,854
6.60% (2)	06/13/36		5,062,000	5,268,935
Threelands Energy Ltd. Sarl
7.45% (2)	10/20/35		5,050,000	5,113,479

Total Guatemala (Cost: $42,085,158)				42,704,948

Honduras —0.3% (Cost: $9,515,750)
Honduras Government International Bonds
8.63% (2)	11/27/34		9,500,000	10,870,375

Hungary —2.7%
Hungary Government International Bonds
3.13% (1)	09/21/51		19,570,000	11,852,375
5.50% (1)	06/16/34		12,899,000	12,858,884
5.50% (1)	03/26/36		43,564,000	42,709,710
6.00% (1)	09/26/35		19,726,000	20,092,706
6.75% (1)	09/25/52		675,000	702,635
MVM Energetika Zrt
6.50% (1)	03/13/31		7,901,000	8,211,904
7.50% (1)	06/09/28		4,441,000	4,605,140
OTP Bank Nyrt
7.30% (5 yr. CMT + 2.861%)(1), (3)	07/30/35		9,850,000	10,298,569

Total Hungary (Cost: $112,975,175)				111,331,923

India —0.7%
CGE Treasury Ifsc Pvt Ltd.
7.88% (2)	07/28/31		10,200,000	10,200,408
Vedanta Resources Finance II PLC
7.00% (2)	07/13/32		2,710,000	2,711,409
7.38% (2)	07/13/34		12,366,000	12,350,914

Issues	Maturity Date		Principal Amount	Value
7.75% (2)	07/13/37	$	2,300,000	$2,308,441

Total India (Cost: $ 27,576,000)				27,571,172

Indonesia —5.0%
Bank Negara Indonesia Persero Tbk. PT
7.15% (5 yr. CMT + 3.260%)(1), (3), (4)	10/22/31		10,492,000	10,422,963
Freeport Indonesia PT
5.32% (2)	04/14/32		10,182,000	9,958,811
Indika Energy Tbk. PT
8.75% (1)	05/07/29		18,713,000	19,052,828
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT
5.45% (2)	05/15/30		11,675,000	11,671,964
Indonesia Government International Bonds
2.85%	02/14/30		930,000	865,067
4.20%	10/15/50		9,696,000	7,152,739
4.70%	02/10/34		1,618,000	1,548,911
4.75%	09/10/34		1,379,000	1,305,954
4.90%	04/16/36		17,565,000	16,530,070
4.95%	02/21/36		57,238,000	54,031,527
5.25% (1)	01/17/42		2,355,000	2,166,718
5.48%	02/21/56		3,507,000	3,224,266
5.69%	05/29/36		51,473,000	51,307,772
5.95% (1)	01/08/46		3,837,000	3,712,106
6.63% (1)	02/17/37		6,736,000	7,122,714
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.88% (1)	07/17/49		12,225,000	9,371,196

Total Indonesia (Cost: $211,549,489)				209,445,606

Ivory Coast —2.1%
Ivory Coast Government International Bonds
6.13% (1)	06/15/33		13,772,000	13,381,426
6.38% (1)	03/03/28		823,745	831,628
7.63% (1)	01/30/33		10,334,000	10,844,913
8.08% (1)	04/01/36		37,324,000	39,874,722
8.25% (1)	01/30/37		19,353,000	20,910,143

Total Ivory Coast (Cost: $85,689,472)				85,842,832

Jamaica —0.4% (Cost: $17,313,849)
Montego Bay Airport Revenue Finance Ltd.
6.60% (2)	06/15/35		17,137,000	16,845,328

Kazakhstan —0.8%
Kaspi.KZ JSC
5.90% (2)	04/28/31		8,180,000	8,116,605
KazMunayGas National Co. JSC
5.75% (1)	04/19/47		9,859,000	8,940,240
QazaqGaz NC JSC
5.63% (2)	05/08/36		16,695,000	16,170,610

Total Kazakhstan (Cost: $32,215,653)				33,227,455

Kuwait —1.3%
Kuwait International Government Bonds
4.65% (1)	10/09/35		202,000	190,132
5.51% (2)	07/29/36		52,528,000	52,355,183

Total Kuwait (Cost: $52,682,265)				52,545,315

Lebanon —1.0%
Lebanon Government International Bonds
5.80% (1)	04/14/20		35,403,000	9,449,061
6.00% (1)	01/27/23		21,301,000	5,713,567
6.20% (1)	02/26/25		20,444,000	5,466,317
6.25% (1), (6)	11/04/24		1,862,000	499,593
6.25% (1), (6)	06/12/25		2,200,000	587,906
6.60% (1)	11/27/26		9,550,000	2,584,898

TCW Emerging Markets Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Maturity Date		Principal Amount	Value
6.65% (1)	04/22/24	$	21,172,000	$5,675,366
6.65% (1)	11/03/28		18,392,000	5,027,821
6.75% (1), (6)	11/29/27		5,731,000	1,563,933
6.85% (1), (6)	05/25/29		5,000,000	1,369,850
7.00% (1), (6)	03/20/28		5,000,000	1,367,150
8.20% (1)	05/17/33		8,635,000	2,481,440

Total Lebanon (Cost: $27,093,744)				41,786,902

Mexico —6.5%
Alpek SAB de CV
3.25% (1)	02/25/31		15,405,000	13,389,256
4.25% (1)	09/18/29		9,699,000	9,124,334
Banco Mercantil del Norte SA
8.00% (5 yr. CMT + 3.734%)(2), (3), (4)	01/24/33		10,170,000	10,161,559
Banco Nacional de Comercio Exterior SNC
6.00% (5 yr. CMT + 1.956%)(2), (3)	05/14/36		10,319,000	10,166,072
Banco Nacional de Mexico SA
6.70% (5 yr. CMT + 2.682%)(2), (3)	08/07/36		10,347,000	10,210,937
Cemex SAB de CV
7.20% (5 yr. CMT + 3.520%)(2), (3), (4)	06/10/30		13,283,000	13,737,544
Esentia Energy Development SAB de CV
6.13% (2)	07/30/33		9,326,000	9,172,028
6.50% (2)	07/30/38		11,450,000	11,001,046
Grupo Televisa SAB
5.00%	05/13/45		6,473,000	4,450,446
6.13%	01/31/46		24,827,000	19,244,153
Mexico Government International Bonds
5.38%	03/22/33		40,747,000	39,388,495
6.00%	05/07/36		14,200,000	13,857,496
6.35%	02/09/35		21,577,000	21,699,126
6.88%	05/13/37		42,315,000	43,409,689
Orbia Advance Corp. SAB de CV
5.50% (1)	01/15/48		6,936,000	5,205,745
5.88% (1)	09/17/44		10,461,000	8,421,105
6.75% (1)	09/19/42		9,230,000	8,202,055
7.50% (1)	05/13/35		2,262,000	2,281,725
Petroleos Mexicanos
5.95%	01/28/31		2,293,000	2,245,351
6.38%	01/23/45		2,023,000	1,654,066
6.50%	03/13/27		1,487,000	1,502,048
6.63%	06/15/35		3,295,000	3,133,347
6.70%	02/16/32		3,842,000	3,836,506
6.75%	09/21/47		1,511,000	1,238,763
6.95%	01/28/60		3,681,000	2,969,868
7.69%	01/23/50		1,651,000	1,477,463

Total Mexico (Cost: $269,385,337)				271,180,223

Morocco —0.9%
OCP SA
6.70% (1)	03/01/36		16,461,000	16,712,030
6.74% (5 yr. CMT + 2.746%)(2), (3), (4)	04/22/31		15,778,000	15,480,742
7.37% (5 yr. CMT + 3.215%)(2), (3), (4)	04/22/36		5,304,000	5,197,496

Total Morocco (Cost: $38,654,118)				37,390,268

Oman —0.6%
Oman Government International Bonds
6.25% (2)	01/25/31		11,887,000	12,351,782
6.50% (2)	03/08/47		11,197,000	11,408,063

Issues	Maturity Date		Principal Amount	Value
6.50% (1)	03/08/47	$	3,205,000	$3,265,414

Total Oman (Cost: $27,534,821)				27,025,259

Pakistan —0.3% (Cost: $11,031,000)
Veon Midco BV
7.45% (2)	06/01/33		11,031,000	10,961,064

Panama —0.8%
C&W Senior Finance Ltd.
9.00% (2)	01/15/33		14,215,000	14,478,688
Generadora de Gatun SA
6.87% (2)	09/30/44		20,240,000	20,285,945

Total Panama (Cost: $34,553,600)				34,764,633

Peru —0.9%
Banco de Credito del Peru SA
5.65% (5 yr. CMT + 1.961%)(2), (3)	01/15/37		16,132,000	15,879,696
5.80% (5 yr. CMT + 2.240%)(2), (3)	03/10/35		6,189,000	6,157,065
Volcan Cia Minera SAA
8.50% (2)	10/28/32		13,450,000	13,915,504

Total Peru (Cost: $35,899,514)				35,952,265

Philippines —2.3%
Philippines Government International Bonds
1.95%	01/06/32		6,450,000	5,506,300
3.00%	02/01/28		8,925,000	8,733,202
3.20%	07/06/46		12,051,000	7,912,205
5.33%	06/24/36		64,227,000	62,903,924
5.90%	02/04/50		10,617,000	10,209,201

Total Philippines (Cost: $96,691,903)				95,264,832

Poland —1.0%
Bank Gospodarstwa Krajowego
5.75% (2)	07/09/34		20,474,000	20,876,314
6.25% (1)	07/09/54		9,341,000	9,157,076
Republic of Poland Government International Bonds
4.88%	10/04/33		2,110,000	2,067,061
5.50%	03/18/54		6,784,000	6,075,208
5.75%	11/16/32		2,365,000	2,444,322

Total Poland (Cost: $40,327,742)				40,619,981

Romania —5.4%
Romania Government International Bonds
4.00% (1)	02/14/51		2,544,000	1,658,408
5.75% (2)	09/16/30		13,804,000	13,812,006
5.75% (1)	03/24/35		6,406,000	6,121,381
5.75% (2)	07/04/36		19,000,000	17,930,870
5.88% (2)	01/30/29		39,878,000	40,169,508
6.00% (2)	05/25/34		13,986,000	13,696,490
6.38% (2)	01/30/34		34,880,000	34,952,550
6.63% (2)	05/16/36		23,500,000	23,655,570
7.13% (2)	01/17/33		40,538,000	42,677,596
7.50% (1)	02/10/37		5,838,000	6,225,527
7.63% (2)	01/17/53		23,402,000	24,801,908

Total Romania (Cost: $220,706,025)				225,701,814

Saudi Arabia —6.1%
Avilease Capital Ltd.
4.75% (2)	11/12/30		13,750,000	13,301,475
Gaci First Investment Co.
5.00% (1)	09/15/35		3,700,000	3,534,721
5.13% (1)	02/14/53		2,857,000	2,336,540

TCW Emerging Markets Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Maturity Date		Principal Amount	Value
Green Palm Bidco SARL
6.46% (2)	06/30/46	$	22,798,000	$22,208,900
Greensaif Pipelines Bidco SARL
6.13% (2)	02/23/38		40,260,000	40,368,299
KSA Ijarah Sukuk Ltd.
4.88% (1)	09/09/35		3,970,000	3,822,991
Saudi Arabian Oil Co.
5.00% (2)	02/02/36		41,467,000	39,749,022
5.25% (2)	07/17/34		53,537,000	52,836,201
Saudi Government International Bonds
3.38% (2)	03/05/32	EUR	7,660,000	8,579,482
3.75% (2)	03/05/37	EUR	13,005,000	14,373,806
4.38% (2)	01/12/31	$	35,000,000	34,016,850
5.00% (1)	01/16/34		16,757,000	16,473,471
5.63% (1)	01/13/35		2,014,000	2,042,760

Total Saudi Arabia (Cost: $258,190,175)				253,644,518

Senegal —1.4%
Senegal Government International Bonds
6.25% (1)	05/23/33		57,681,000	30,382,890
7.75% (1)	06/10/31		48,811,000	26,370,631

Total Senegal (Cost: $92,163,139)				56,753,521

Serbia —0.5% (Cost: $20,728,085)
Telecommunications Co. Telekom Srbija AD Belgrade
7.25% (2)	05/18/31		20,719,000	20,498,136

South Africa —2.3%
Eskom Holdings
8.45% (1)	08/10/28		27,969,000	29,414,718
Republic of South Africa Government International Bonds
4.85%	09/30/29		6,766,000	6,684,402
5.00%	10/12/46		9,801,000	7,394,560
5.65%	09/27/47		20,275,000	16,555,146
5.75%	09/30/49		6,929,000	5,636,049
5.88%	06/22/30		6,106,000	6,205,039
5.88%	04/20/32		11,276,000	11,431,722
6.13% (2)	12/11/37		6,356,000	6,095,849
7.25% (2)	12/11/55		6,219,000	5,948,473

Total South Africa (Cost: $89,000,182)				95,365,958

Sri Lanka —0.7%
Sri Lanka Government International Bonds
3.10% (2)	01/15/30		10,356,360	10,519,058
3.35% (1)	03/15/33		20,392,192	19,394,606

Total Sri Lanka (Cost: $27,683,615)				29,913,664

Supranational —0.4% (Cost: $17,670,907)
Banque Ouest Africaine de Developpement
6.25% (2)	10/14/40	EUR	15,205,000	16,384,627

Trinidad And Tobago —0.4% (Cost: $14,523,721)
Port of Spain Waterfront Development
7.88% (2)	02/19/40	$	14,628,133	15,146,993

Turkey —5.3%
Akbank TAS
9.37% (5 yr. CMT + 5.270%) (2),(3),(4)	03/14/29		16,404,000	16,656,786
Aydem Yenilenebilir Enerji AS
9.88% (1)	09/30/30		19,644,000	19,430,470
Istanbul Metropolitan Municipality
10.50% (2)	12/06/28		29,215,000	31,325,784
Limak Cimento Sanayi ve Ticaret AS
9.75% (1)	07/25/29		15,925,000	16,002,714
TC Ziraat Bankasi AS
8.38% (5 yr. CMT + 4.616%) (2),(3),(4)	11/05/30		21,366,000	20,905,135

Issues	Maturity Date		Principal Amount	Value
Turkiye Government International Bonds
5.95%	01/15/31	$	8,100,000	$7,878,789
6.38%	05/22/31		17,000,000	16,704,710
6.63%	02/17/45		15,739,000	13,817,583
6.88%	01/14/38		12,700,000	12,128,500
6.95%	09/16/35		13,744,000	13,447,404
7.13%	02/12/32		9,694,000	9,762,343
7.13%	07/17/32		31,187,000	31,395,017
Zorlu Enerji Elektrik Uretim AS
11.00% (2)	04/23/30		15,434,000	11,548,799

Total Turkey (Cost: $226,050,773)				221,004,034

Ukraine —4.2%
NAK Naftogaz Ukraine via Kondor Finance PLC (6.00% Cash or 2.95% PIK) due 1/15/28
8.95% (1)	01/15/32	EUR	2,780,000	2,949,298
NAK Naftogaz Ukraine via Kondor Finance PLC
8.95% (1)	01/15/33	$	3,722,214	3,396,409
Ukraine Government International Bonds
0.00% (1),(5),(6)	02/01/30		10,911,800	7,970,852
0.00% (2),(5),(6)	02/01/34		35,634,635	20,252,945
0.00% (2),(5)	02/01/35		894,399	537,364
0.00% (2),(5)	02/01/36		25,054,735	15,067,667
3.00% (1)	02/01/35		27,507,125	16,526,556
3.00% (1)	02/01/36		42,470,183	25,541,143
4.00% (2)	02/01/32		19,051,180	15,860,869
4.50% (1)	02/01/29		5,583,200	4,755,826
4.50% (2)	02/01/34		29,763,043	20,863,595
4.50% (2)	02/01/35		39,169,994	27,019,853
4.50% (2)	02/01/36		17,667,216	12,080,666

Total Ukraine (Cost: $128,724,209)				172,823,043

Uzbekistan —0.7%
Republic of Uzbekistan International Bonds
3.70% (1)	11/25/30		6,875,000	6,373,606
3.90% (1)	10/19/31		6,450,000	5,931,033
5.38% (1)	02/20/29		6,600,000	6,594,126
Uzbekneftegaz JSC
8.75% (2)	05/07/30		8,206,000	8,754,571

Total Uzbekistan (Cost: $25,284,594)				27,653,336

Venezuela —1.9%
Petroleos de Venezuela SA
5.38% (1)	04/12/27		26,874,300	9,892,698
6.00% (1)	05/16/24		27,627,497	10,520,827
9.00% (1)	11/17/21		18,044,846	7,864,666
Venezuela Government International Bonds
8.25% (1),(6)	10/13/24		24,886,100	11,568,304
9.25% (6)	09/15/27		37,837,900	18,890,950
9.25% (1),(6)	05/07/28		31,687,900	15,553,689
11.75% (1)	10/21/26		8,022,300	4,425,020

Total Venezuela (Cost: $39,533,675)				78,716,154

Zambia —0.1% (Cost: $2,251,709)
Zambia Government International Bonds
5.75% (1)	06/30/33		3,222,360	3,154,046

Total Fixed Income Securities (Cost: $3,553,735,420)				3,695,085,877

MONEY MARKET INVESTMENTS—3.0%
State Street Institutional U.S. Government Money Market Fund — Premier Class, 3.62% (7)			52,758,536	52,758,536

TCW Emerging Markets Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

TCW Central Cash Fund, 3.74%(7), (8)			70,639,999	$70,639,999

Total Money Market Investments (Cost: $123,398,535)				123,398,535

SHORT -TERM INVESTMENTS —8.1%
Egypt —3.9%
Egypt Treasury Bills
0.00% (5)	08/04/26	EGP	$1,937,450,000	37,877,810
Egypt Treasury Bills
0.00% (5)	08/11/26	EGP	826,425,000	16,171,251
Egypt Treasury Bills
0.00% (5)	09/01/26	EGP	29,300,000	565,232
Egypt Treasury Bills
0.00% (5)	09/15/26	EGP	507,200,000	9,693,057
Egypt Treasury Bills
0.00% (5)	09/29/26	EGP	951,850,000	18,022,103
Egypt Treasury Bills
0.00% (5)	10/13/26	EGP	751,525,000	14,098,361
Egypt Treasury Bills
0.00% (5)	10/20/26	EGP	732,250,000	13,673,852
Egypt Treasury Bills
0.00% (5)	10/27/26	EGP	292,375,000	5,434,830
Egypt Treasury Bills
0.00% (5)	11/10/26	EGP	1,393,025,000	25,682,876
Egypt Treasury Bills
0.00% (5)	11/17/26	EGP	391,125,000	7,177,681
Egypt Treasury Bills
0.00% (5)	12/01/26	EGP	143,700,000	2,612,676
Egypt Treasury Bills
0.00% (5)	12/15/26	EGP	199,575,000	3,594,892
Egypt Treasury Bills
0.00% (5)	12/22/26	EGP	164,875,000	2,956,015
Egypt Treasury Bills
0.00% (5)	01/12/27	EGP	371,350,000	6,565,066

Total Egypt (Cost: $164,365,359)				164,125,702

Nigeria —4.2%
Nigeria OMO Bills
0.00% (5)	08/18/26	NGN	20,770,992,000	15,152,270
Nigeria OMO Bills
0.00% (5)	08/25/26	NGN	48,531,142,000	35,260,237
Nigeria OMO Bills
0.00% (5)	09/01/26	NGN	26,454,295,000	19,143,910
Nigeria OMO Bills
0.00% (5)	09/08/26	NGN	21,147,412,000	15,243,750
Nigeria OMO Bills
0.00% (5)	10/06/26	NGN	16,552,015,000	11,753,051
Nigeria OMO Bills
0.00% (5)	10/13/26	NGN	24,542,303,000	17,363,855
Nigeria OMO Bills
0.00% (5)	10/20/26	NGN	41,974,840,000	29,592,138
Nigeria OMO Bills
0.00% (5)	10/27/26	NGN	8,276,008,000	5,814,198
Nigeria OMO Bills
0.00% (5)	11/03/26	NGN	9,794,891,000	6,807,798
Nigeria OMO Bills
0.00% (5)	11/17/26	NGN	26,190,902,000	18,057,545

Total Nigeria (Cost: $171,832,947)				174,188,752

Total Short-term Investment (Cost: $336,198,306)				338,314,454

Total Investments (100.0%) (Cost: $4,013,332,261)				4,156,798,866
Excess Of Other Assets Over Liabilities (0.0%)				453,398

Net Assets (100.0%)				$4,157,252,264

TCW Emerging Markets Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for USD	Contracts at Value	Unrealized Appreciation (Depreciation)
SELL (9)
BNP Paribas S.A.	EUR	39,577,985	12/07/26	46,256,184	45,764,550	491,634

Notes to the Schedule of Investments:
CMT	Constant Maturity Treasury Index.
PIK	Payment In Kind.
EGP	Egyptian Pound.
EUR	Euro Currency.
NGN	Nigeria Naira.
(1)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At July 31, 2026, the value of these securities amounted to $1,011,254,818 or 24.3% of net assets.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2026, the value of these securities amounted to $1,595,643,298 or 38.4% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(3)	Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2026.
(4)	Perpetual maturity.
(5)	Security is not accruing interest.
(6)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.
(7)	Rate disclosed is the 7-day net yield as of July 31, 2026.
(8)	Affiliated issuer.
(9)	Fund sells foreign currency, buys USD.

The summary of the TCW Emerging Markets Income Fund transactions in the affiliated funds for the period ended July 31, 2026 is as follows:

Name of Affiliated Fund	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Number of Shares Held July 31, 2026	Value at July 31, 2026	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments

TCW Central Cash Fund	$29,649,999	$1,082,490,000	$1,041,500,000	70,639,999	$70,639,999	$2,653,432	$-	$-	$-

Total					$70,639,999	$2,653,432	$-	$-	$-

TCW Emerging Markets Income Fund

Fair Valuation Summary (Unaudited)	July 31, 2026

The following is a summary of the fair valuations according to the inputs used as of July 31, 2026 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Foreign Government Bonds	$—	$2,470,022,700	$—	$2,470,022,700
Oil & Gas	—	236,061,863	—	236,061,863
Electric	—	171,803,719	—	171,803,719
Banks	—	161,534,352	—	161,534,352
Chemicals	—	102,658,340	—	102,658,340
Pipelines	—	98,920,883	—	98,920,883
Mining	—	82,172,954	—	82,172,954
Iron & Steel	—	47,764,847	—	47,764,847
Telecommunications	—	45,937,888	—	45,937,888
Government Regional/Local	—	31,325,784	—	31,325,784
Building Materials	—	29,740,258	—	29,740,258
Media	—	23,694,599	—	23,694,599
Water	—	22,049,040	—	22,049,040
Gas	—	21,686,718	—	21,686,718
Coal	—	19,052,828	—	19,052,828
Engineering & Construction	—	16,845,328	—	16,845,328
Multi-National	—	16,384,627	—	16,384,627
Real Estate	—	15,146,993	—	15,146,993
Diversified Financial Services	—	13,301,475	—	13,301,475
Internet	—	12,886,987	—	12,886,987
Regional (State & Province)	—	12,289,919	—	12,289,919
Airlines	—	11,229,722	—	11,229,722
Food	—	9,867,809	—	9,867,809
Transportation	—	8,718,378	—	8,718,378
Commercial Services	—	8,116,605	—	8,116,605
Investment Companies	—	5,871,261	—	5,871,261

Total Fixed Income Securities	—	3,695,085,877	—	3,695,085,877
Equity Securities
Money Market Fund	123,398,535	—	—	123,398,535

Total Equity Securities	123,398,535	—	—	123,398,535
Short -Term Investments
Banks	—	174,188,752	—	174,188,752
Foreign Government Bonds	—	164,125,702	—	164,125,702

Total Short -Term Investments	—	338,314,454	—	338,314,454

Total Investments	$123,398,535	$4,033,400,331	$—	$4,156,798,866
Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	491,634	—	491,634
Total	$123,398,535	$4,033,891,965	$—	$4,157,290,500

See accompanying Notes to Schedule of Investments.

TCW Emerging Markets Local Currency Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Maturity Date		Principal Amount	Value
FIXED INCOME SECURITIES —82.2% of Net Assets

Brazil — 13.3%
Brazil Notas do Tesouro Nacional
6.00%	05/15/35	BRL	2,650,000	$2,167,247
Brazil Notas do Tesouro Nacional Series F
10.00%	01/01/31	BRL	18,869,000	3,224,276
Brazil Notas do Tesouro Nacional
10.00%	01/01/33	BRL	10,600,000	1,713,596

Total Brazil (Cost: $6,872,737)				7,105,119

Chile — 1.7%
Bonos de la Tesoreria de la Republica en pesos
5.00% (1)	10/01/28	CLP	270,000,000	291,845
5.00%	03/01/35	CLP	300,000,000	309,933
6.00% (1)	04/01/33	CLP	270,000,000	300,155

Total Chile (Cost: $927,496)				901,933

China —2.4% (Cost: $1,223,774)
China Government Bonds
2.57%	05/20/54	CNY	8,050,000	1,292,357

Colombia — 5.9%
Colombia TES Series B
6.25%	07/09/36	COP	985,500,000	211,630
Colombia TES
9.25%	05/28/42	COP	1,655,100,000	424,769
11.75%	01/24/35	COP	4,721,500,000	1,461,905
12.50%	02/27/30	COP	1,641,400,000	520,872
13.25%	02/09/33	COP	1,558,700,000	516,504

Total Colombia (Cost: $2,523,673)				3,135,680

Czech Republic — 5.6%
Czech Republic Government Bonds
1.50%	04/24/40	CZK	15,930,000	490,092
3.50%	05/30/35	CZK	58,450,000	2,510,181

Total Czech Republic (Cost: $3,117,827)				3,000,273

Hungary — 3.5%
Hungary Government Bonds
2.25%	04/20/33	HUF	172,630,000	447,030
3.25%	10/22/31	HUF	425,750,000	1,209,596
4.75%	11/24/32	HUF	65,940,000	199,752

Total Hungary (Cost: $1,752,022)				1,856,378

Indonesia — 6.2%
Indonesia Treasury Bonds
6.50%	04/15/36	IDR	41,010,000,000	2,154,404
7.13%	08/15/40	IDR	20,940,000,000	1,145,346

Total Indonesia (Cost: $3,459,561)				3,299,750

Malaysia — 7.7%
Malaysia Government Bonds
2.63%	04/15/31	MYR	2,847,000	672,279
3.58%	07/15/32	MYR	1,655,000	405,365
3.73%	06/15/28	MYR	1,821,000	449,401
3.76%	05/22/40	MYR	411,000	98,714
4.05%	04/18/39	MYR	2,075,000	515,518
4.76%	04/07/37	MYR	3,897,000	1,035,449
4.89%	06/08/38	MYR	3,500,000	936,765

Total Malaysia (Cost: $3,577,706)				4,113,491

Issues	Maturity Date		Principal Amount	Value

Mexico — 5.8%
Mexico Bonos
7.75%	11/13/42	MXN	8,500,000	$413,487
8.00%	11/07/47	MXN	4,047,400	198,367
8.50%	11/18/38	MXN	15,803,370	846,959
8.50%	11/18/38	MXN	20,659,630	1,107,224
10.00%	11/20/36	MXN	9,030,000	548,298

Total Mexico (Cost: $3,057,267)				3,114,335

Peru —2.0% (Cost: $1,101,338)
Peru Government Bonds
6.85% (1)	08/12/35	PEN	3,470,000	1,077,547

Philippines —1.9% (Cost: $1,058,756)
Philippines Government Bonds
6.63%	08/17/33	PHP	63,520,000	996,129

Poland — 5.0%
Republic of Poland Government Bonds
1.75%	04/25/32	PLN	4,986,000	1,103,156
5.00%	10/25/34	PLN	3,083,000	792,443
5.00%	10/25/35	PLN	3,140,000	798,589

Total Poland (Cost: $2,585,099)				2,694,188

Romania — 1.7%
Romania Government Bonds
4.25%	04/28/36	RON	3,500,000	632,102
4.75%	10/11/34	RON	1,590,000	305,072

Total Romania (Cost: $949,193)				937,174

South Africa — 10.3%
Republic of South Africa Government Bonds
6.25%	03/31/36	ZAR	9,904,714	502,858
7.00%	02/28/31	ZAR	28,587,000	1,656,263
8.25%	03/31/32	ZAR	8,603,550	519,605
8.50%	01/31/37	ZAR	13,500,000	794,335
8.88%	02/28/35	ZAR	23,630,677	1,452,813
9.00%	01/31/40	ZAR	9,827,499	584,505

Total South Africa (Cost: $5,383,920)				5,510,379

Thailand — 5.6%
Thailand Government Bonds
2.80%	06/17/34	THB	6,231,000	198,655
2.98%	06/17/45	THB	40,249,000	1,200,509
3.39%	06/17/37	THB	15,748,000	525,267
3.45%	06/17/43	THB	26,932,000	864,703
4.00%	06/17/55	THB	5,721,000	198,791

Total Thailand (Cost: $3,129,561)				2,987,925

Turkey —3.6% (Cost: $2,231,795)
Turkiye Government Bonds
37.84%	07/14/27	TRY	92,300,077	1,938,865

Total Fixed Income Securities (Cost: $42,951,725)				43,961,523

PURCHASED OPTIONS(2) (0.4%) (Cost: $204,405)				214,740

Issues			Shares	Value
MONEY MARKET INVESTMENTS—0.7%
TCW Central Cash Fund, 3.74%(3), (4)			200,000	200,000

TCW Emerging Markets Local Currency Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues			Shares	Value
State Street Institutional U.S. Government Money Market Fund — Premier Class, 3.62%(3)			178,781	$178,781

Total Money Market Investments (Cost: $378,781)				378,781

Issues	Maturity Date		Principal Amount	Value
SHORT -TERM INVESTMENTS —14.7% of Net Assets

Egypt — 5.7%
Egypt Treasury Bills
0.00% (5)	09/15/26	EGP	68,750,000	1,313,876
Egypt Treasury Bills
0.00% (5)	09/01/26	EGP	34,325,000	662,171
Egypt Treasury Bills
0.00% (5)	08/04/26	EGP	53,175,000	1,039,589

Total Egypt (Cost: $3,061,604)				3,015,636

Nigeria — 9.0%
Nigeria OMO Bills
0.00% (5)	11/03/26	NGN	1,271,626,000	883,825
Nigeria OMO Bills
0.00% (5)	10/13/26	NGN	663,282,000	469,277
Nigeria OMO Bills
0.00% (5)	08/18/26	NGN	2,000,923,000	1,459,657
Nigeria OMO Bills
0.00% (5)	08/25/26	NGN	1,998,203,000	1,451,792
Nigeria OMO Bills
0.00% (5)	09/01/26	NGN	762,590,000	551,855

Total Nigeria (Cost: $4,774,799)				4,816,406

Total Short -term Investments (Cost: $7,836,403)				7,832,042

Total Investments (98.0%) (Cost: $51,371,314)				52,387,086
Excess Of Other Assets Over Liabilities (2.0%)				1,083,438

Net Assets (100.0%)				$53,470,524

TCW Emerging Markets Local Currency Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

PURCHASED OPTIONS

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation (Depreciation)
EUR Put / BRL Call	Bank of America N.A.	6.11	12/15/26	2,400,000	2,400,000	105,809	38,391	67,418
EUR Put / HUF Call	Goldman Sachs & Co.	360.00	01/20/27	1,400,000	1,400,000	15,679	24,083	(8,404)
USD Call / EUR Put	Goldman Sachs & Co.	1.15	08/10/26	4,022,591	4,022,591	16,412	32,784	(16,372)
USD Call / EUR Put	Goldman Sachs & Co.	1.15	08/10/26	4,022,591	4,022,591	5,085	21,787	(16,702)
USD Put / KRW Call	Barclays Capital	1,465.00	10/19/26	1,697,655	1,697,655	49,342	26,030	23,312
USD Put / ZAR Call	Goldman Sachs & Co.	16.00	12/15/26	2,208,000	2,208,000	19,196	40,822	(21,626)
USD Put / ZAR Call	UBS Securities India Private Ltd.	16.50	08/04/26	1,140,000	1,140,000	3,216	15,253	(12,037)
USD Put / ZAR Call	UBS Securities India Private Ltd.	16.00	08/04/26	1,140,000	1,140,000	1	5,255	(5,254)
Total Swaptions						$214,740	$204,405	$10,335

WRITTEN OPTIONS
Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation (Depreciation)
USD Call / EUR Put	Goldman Sachs & Co.	1.15	08/10/26	(4,022,591)	(4,022,591)	(16,412)	(40,869)	24,457
USD Put / ZAR Call	UBS Securities India Private Ltd.	16.50	08/04/26	(1,140,000)	(1,140,000)	(3,216)	(24,898)	21,682
USD Put / ZAR Call	Goldman Sachs & Co.	15.00	12/15/26	(2,208,000)	(2,208,000)	(1,391)	(10,559)	9,168
						$(21,019)	$(76,326)	$55,307

FORWARD CURRENCY CONTRACTS

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for USD	Contracts at Value	Unrealized Appreciation (Depreciation)

BUY (6)
Bank of America	KZT	285,472,327	08/14/26	582,894	599,258	16,364
Bank of America	KZT	295,448,596	09/04/26	587,373	615,560	28,187
Bank of America	PEN	3,892,410	08/28/26	1,136,702	1,144,775	8,073
Barclays Capital	MYR	6,912,603	08/20/26	1,753,222	1,692,352	(60,870)
BNP Paribas S.A.	CNH	27,325,822	09/15/26	3,922,441	4,057,999	135,558
BNP Paribas S.A.	RON	4,286,677	09/08/26	941,018	938,467	(2,551)
BNP Paribas S.A.	TRY	81,234	09/08/26	1,651	1,659	8
Citibank N.A.	CLP	511,371,413	08/28/26	572,825	550,860	(21,965)
Citibank N.A.	CNH	3,953,000	09/15/26	583,049	587,037	3,988
Citibank N.A.	COP	598,851,533	09/01/26	169,485	189,094	19,609
Citibank N.A.	COP	1,047,730,993	11/23/26	297,093	324,499	27,406
Citibank N.A.	THB	55,337,313	08/21/26	1,700,285	1,659,362	(40,923)
Goldman Sachs & Co.	INR	96,221,294	08/20/26	995,533	1,007,118	11,585
Goldman Sachs & Co.	TRY	43,028,885	09/08/26	834,328	878,620	44,292
ING Baring (U.S.) Capital Markets	HUF	494,430,349	09/08/26	1,603,094	1,557,767	(45,327)
ING Baring (U.S.) Capital Markets	PLN	7,427,685	08/06/26	2,040,240	1,984,201	(56,039)
JP Morgan Chase Bank	CLP	1,545,007,527	09/01/26	1,726,003	1,664,365	(61,638)
Standard Chartered Bank	INR	155,946,142	08/17/26	1,618,360	1,632,645	14,285
Standard Chartered Bank	MXN	30,042,134	10/06/26	1,707,883	1,722,422	14,539
State Street Bank & Trust Co.	COP	1,191,464,986	11/23/26	331,618	369,015	37,397
State Street Bank & Trust Co.	IDR	40,073,057,140	09/03/26	2,234,222	2,220,453	(13,769)

TCW Emerging Markets Local Currency Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for USD	Contracts at Value	Unrealized Appreciation (Depreciation)
State Street Bank & Trust Co.	KRW	2,553,126,496	08/11/26	1,758,255	1,790,889	32,634
UBS AG	COP	192,922,353	09/01/26	54,735	60,917	6,182
UBS AG	MXN	30,042,134	10/20/26	1,700,799	1,720,493	19,694
				$28,853,108	$28,969,827	$116,719

SELL (7)
Bank of America	IDR	12,314,089,000	09/03/26	681,768	682,325	(557)
Bank of America	KZT	285,472,327	08/14/26	600,362	599,258	1,104
Bank of America	KZT	295,448,596	09/04/26	616,867	615,560	1,307
Barclays Capital	PEN	3,892,410	08/28/26	1,133,652	1,144,775	(11,123)
BNP Paribas S.A.	CNH	974,000	09/15/26	144,626	144,644	(18)
BNP Paribas S.A.	CZK	11,749,086	09/09/26	563,182	558,784	4,398
BNP Paribas S.A.	TRY	8,298,118	09/08/26	167,817	169,442	(1,625)
Citibank N.A.	COP	2,239,195,980	11/23/26	577,876	693,514	(115,638)
Citibank N.A.	IDR	1,503,659,664	09/03/26	83,720	83,318	402
Citibank N.A.	PLN	712,000	08/06/26	193,571	190,201	3,370
Goldman Sachs & Co.	BRL	4,783,170	11/03/26	924,911	922,802	2,109
Goldman Sachs & Co.	MYR	248,000	08/20/26	60,927	60,716	211
HSBC Bank Plc	THB	4,559,000	08/21/26	137,240	136,707	533
ING Baring (U.S.) Capital Markets	RON	988,000	09/08/26	214,210	216,299	(2,089)
ING Baring (U.S.) Capital Markets	TRY	34,812,000	09/08/26	706,965	710,837	(3,872)
Morgan Stanley & Co.	MYR	3,136,000	08/20/26	770,895	767,760	3,135
Morgan Stanley & Co.	ZAR	9,492,093	08/13/26	578,089	573,119	4,970
Standard Chartered Bank	CNH	1,048,000	09/15/26	155,675	155,632	43
Standard Chartered Bank	INR	155,946,142	08/17/26	1,624,934	1,632,645	(7,711)
State Street Bank & Trust Co.	BRL	4,647,960	08/03/26	890,798	914,836	(24,038)
State Street Bank & Trust Co.	CNY	965,000	09/15/26	142,613	143,426	(813)
State Street Bank & Trust Co.	COP	791,773,886	09/01/26	212,753	250,011	(37,258)
State Street Bank & Trust Co.	KRW	2,553,126,496	08/11/26	1,704,055	1,790,889	(86,834)
State Street Bank & Trust Co.	MXN	30,042,133	10/20/26	1,706,868	1,720,493	(13,625)
State Street Bank & Trust Co.	PHP	65,296,085	08/03/26	1,060,587	1,066,581	(5,994)
State Street Bank & Trust Co.	PHP	65,296,085	08/28/26	1,063,298	1,066,324	(3,026)
State Street Bank & Trust Co.	THB	2,184,000	08/21/26	66,477	65,490	987
UBS AG	MXN	30,042,134	10/06/26	1,702,746	1,722,422	(19,676)
UBS AG	THB	8,242,000	08/21/26	252,119	247,147	4,972
				$18,739,601	$19,045,957	$(306,356)

Notes to the Schedule of Investments:
BRL	Brazilian Real.
CLP	Chilean Peso.
CNH	Chinese Yuan Renminbi.
CNY	Chinese Yuan.
COP	Colombian Peso.
CZK	Czech Koruna.
EGP	Egyptian Pound.
EUR	Euro Currency.
HUF	Hungarian Forint.
IDR	Indonesian Rupiah.
INR	Indian Rupee.
KRW	South Korean Won.
KZT	Kazakhstani Tenge.
MXN	Mexican Peso.
MYR	Malaysian Ringgit.
NGN	Nigeria Naira.
PEN	Peruvian Nuevo Sol.
PHP	Philippines Peso.
PLN	Polish Zloty.
RON	Romanian New Leu.
THB	Thai Baht.
TRY	Turkish New Lira.
TWD	Taiwan Dollar.
ZAR	South African Rand.
(1)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At July 31, 2026, the value of these securities amounted to $1,669,547 or 3.1% of net assets.
(2)	See options table for description of purchased options.

TCW Emerging Markets Local Currency Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

(3)	Rate disclosed is the 7-day net yield as of July 31, 2026.
(4)	Affiliated issuer.
(5)	Security is not accruing interest.
(6)	Fund buys foreign currency, sells USD.
(7)	Fund sells foreign currency, buys USD.

The summary of the TCW Emerging Markets Local Currency Income Fund transactions in the affiliated funds for the period ended July 31, 2026 is as follows:

Name of Affiliated Fund	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Number of Shares Held July 31, 2026	Value at July 31, 2026	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments

TCW Central Cash Fund	$1,160,000	$25,310,000	$26,270,000	200,000	$200,000	$74,217	$-	$-	$-

Total					$200,000	$74,217	$-	$-	$-

TCW Emerging Markets Local Currency Income Fund

Fair Valuation Summary (Unaudited)	July 31, 2026

The following is a summary of the fair valuations according to the inputs used as of July 31, 2026 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Foreign Government Bonds	$—	$43,961,523	$—	$43,961,523
Total Fixed Income Securities	—	43,961,523	—	43,961,523
Purchased Options	—	214,740	—	214,740
Total Purchased Options	—	214,740	—	214,740
Money Market Investments	378,781	—	—	378,781
Short-Term Investments	—	7,832,042	—	7,832,042
Total Investments	378,781	52,008,305.00	—	52,387,086.00
Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	447,342	—	447,342
Total	$378,781	$52,455,647.00	$—	$52,834,428.00
Liability Derivatives
Written Options
Foreign Currency Risk	$—	$(21,019)	$—	$(21,019)
Forward Currency Contracts
Foreign Currency Risk	—	(636,979)	—	(636,979)
Total	$—	$(657,998)	$—	$(657,998)

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES —98.3% of Net Assets
ASSET-BACKED SECURITIES—7.0%
Adagio IV CLO Ltd. Series IV-A, Class BRRR
4.48% (3 mo. EUR EURIBOR + 2.050%)(1),(2)	07/15/38	EUR 100,000	$115,731
AGL CLO 14 Ltd. Series 2021-14A, Class AR
4.86% (3 mo. USD Term SOFR + 1.130%)(1),(2)	12/02/34	50,000	50,071
Aqueduct European CLO 8 DAC Series 2024-8A, Class BR
4.43% (3 mo. EUR EURIBOR + 2.000%)(1),(2)	01/15/39	EUR 100,000	115,641
ARES European CLO XVII DAC Series 17A, Class BR
4.33% (3 mo. EUR EURIBOR + 1.900%)(1),(2)	01/15/40	EUR 100,000	115,514
Aurium CLO IX DAC Series 9X, Class A
3.44% (3 mo. EUR EURIBOR + 0.950%)(1),(3)	10/28/34	EUR 100,000	115,170
Bain Capital Credit CLO Ltd. Series 2020-2A, Class AR3 (I/F)
4.71% (-3 mo. USD Term SOFR + 0.980%)(1),(2)	07/19/34	55,000	55,017
Ballyrock CLO 20 Ltd. Series 2022-20A, Class A1A3 (I/F)
4.80% (-3 mo. USD Term SOFR + 1.050%)(1),(2)	10/15/36	55,000	55,062
Bayview Opportunity Master Fund VII LLC Series 2024-EDU1, Class D
6.37% (30 day USD SOFR Average + 2.750%)(1),(2)	06/25/47	72,638	74,007
CARS-DB4 LP Series 2020-1A, Class B3
4.95% (2)	02/15/50	100,000	93,463
Castlelake Aircraft Structured Trust Series 2019-1A, Class A
3.97% (2)	04/15/39	26,544	26,287
Clover CLO LLC Series 2021-3A, Class AR
4.88% (3 mo. USD Term SOFR + 1.070%)(1),(2)	01/25/35	50,000	50,046
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC Series 2025-1A, Class A2
6.00% (2)	05/20/55	20,000	20,200
Contego CLO VI DAC Series 6X, Class AR
3.22% (3 mo. EUR EURIBOR + 0.790%)(1),(3)	04/15/34	EUR 86,399	99,407
Diamond Issuer LLC Series 2021-1A, Class C
3.79% (2)	11/20/51	40,000	39,087
Dryden 98 CLO Ltd. Series 2022-98A, Class AR
4.75% (3 mo. USD Term SOFR + 1.020%)(1),(2)	04/20/35	60,000	60,042
eStruxture Issuer LP Series 2025-1, Class A2
5.89% (2)	07/20/55	CAD 55,000	39,120
Lightpath Fiber Issuer LLC Series 2026-1A, Class A2
5.60% (2)	03/25/56	35,000	34,746
Octagon Investment Partners 41 Ltd. Series 2019-2A, Class A1R2
4.84% (3 mo. USD Term SOFR + 1.090%)(1),(2)	10/15/33	50,000	50,046

Issues	Maturity Date	Principal Amount	Value
Rad CLO 21 Ltd. Series 2023-21A, Class A1R
4.88% (3 mo. USD Term SOFR + 1.070%)(1),(2)	01/25/37	$55,000	$54,964
Symphony CLO XX Ltd. Series 2018-20A, Class AR2
4.89% (3 mo. USD Term SOFR + 1.100%)(1),(2)	01/16/32	16,343	16,390
Trinitas CLO XXXV Ltd. Series 2026-35A, Class B
5.23% (3 mo. USD Term SOFR + 1.500%)(1),(2)	01/22/39	60,000	60,089
Valley Stream Park CLO Ltd. Series 2022-1A, Class ARR
4.92% (3 mo. USD Term SOFR + 1.190%)(1),(2)	01/20/37	55,000	55,078

Total Asset-backed Securities (Cost: $1,372,169)			1,395,178

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY—0.2%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series Q013, Class XPT2 (I/O)
1.81% (4)	05/25/27	1,075,752	12,992
Federal National Mortgage Association-ACES Series 2016-M4, Class X2 (I/O)
2.69% (4)	01/25/39	323,759	10,951
Government National Mortgage Association Series 2012-144, Class IO (I/O)
0.35% (4)	01/16/53	1,036,474	11,838

Total Commercial Mortgage-Backed Securities — Agency (Cost: $10,225)			35,781

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY—2.9%
1301 Trust Series 2025-1301, Class C
5.64% (2),(4)	08/11/42	50,000	49,486
BPR Mortgage Trust Series 2023-STON, Class C
7.87% (2),(4)	12/05/39	100,000	101,775
Caister Finance DAC Series 1A, Class E
9.50% (1 day GBP SONIA + 5.750%)(1),(2)	08/17/35	GBP 100,000	133,977
COMM Mortgage Trust Series 2012-CR4, Class XA (I/O)
1.14% (4)	10/15/45	167,201	4,198
CRSO Trust Series 2023
7.12% (4)	07/10/40	100,000	102,567
Federal National Mortgage Association-ACES Series 2016-M2, Class X3 (I/O)
2.04% (4)	04/25/36	99,962	1
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C3, Class XB (I/O)
0.38% (2),(4)	02/15/46	5,685,281	37,942
UBS Commercial Mortgage Trust Series 2017-C3, Class A4
3.43%	08/15/50	60,000	58,989
Wells Fargo Commercial Mortgage Trust Series 2024-SVEN, Class A
6.01% (2)	06/10/37	100,000	101,498

Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $544,725)			590,433

CORPORATE BONDS—10.9%

Aerospace & Defense—0.4%
General Electric Co.
4.39% (3 mo. USD Term SOFR + 0.742%)(1)	08/15/36	50,000	47,514

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Maturity Date	Principal Amount	Value
TransDigm, Inc.
6.00% (2)	01/15/33	$ 41,000	$41,022

			88,536

Airlines — 0.3%
Delta Air Lines Pass-Through Trust Series 2020-1, Class AA
2.00%	12/10/29	57,711	55,707

Auto Manufacturers — 0.1%
Volkswagen Group of America Finance LLC (Germany)
5.80% (2)	03/27/35	20,000	19,786

Banks — 1.4%
JPMorgan Chase & Co.
2.07% (1 day USD SOFR + 1.015%)(1)	06/01/29	20,000	19,070
2.55% (1 day USD SOFR + 1.180%)(1)	11/08/32	10,000	8,796
Kreditanstalt fuer Wiederaufbau (Germany)
0.63%	01/07/28	EUR 181,000	201,964
Morgan Stanley
2.24% (1 day USD SOFR + 1.178%)(1)	07/21/32	5,000	4,345
Morgan Stanley Private Bank NA
4.20% (1 day USD SOFR + 0.780%)(1)	11/17/28	10,000	9,941
PNC Financial Services Group, Inc.
5.58% (1 day USD SOFR + 1.841%)(1)	06/12/29	30,000	30,445
Wells Fargo & Co.
4.84% (1 day USD SOFR + 0.970%)(1)	05/20/32	5,000	4,934

			279,495

Chemicals — 0.6%
International Flavors & Fragrances, Inc.
1.80%	09/25/26	EUR 100,000	114,866
SCIH Salt Holdings, Inc.
6.63% (2),(5)	08/15/31	$5,000	4,998
8.00% (2),(5)	08/15/32	4,000	3,981

			123,845

Commercial Services — 0.3%
Dalrymple Bay Finance Pty. Ltd. (Australia)
6.23%	03/24/31	AUD 10,000	7,120
EquipmentShare.com, Inc.
7.13% (2)	07/01/34	5,000	4,783
Transurban Queensland Finance Pty. Ltd. (Australia)
6.43%	06/05/36	AUD 10,000	7,033
Valvoline, Inc.
3.63% (2)	06/15/31	10,000	9,126
VT Topco, Inc.
8.50% (2)	08/15/30	8,000	8,180
WestConnex Finance Co. Pty. Ltd. (Australia)
6.41%	04/30/36	AUD 20,000	14,099

			50,341

Computers — 0.1%
Dell International LLC/EMC Corp.
5.00%	04/01/30	10,000	10,003

Cosmetics/Personal Care — 0.0%
Opal Bidco SAS (France)
6.50% (2)	03/31/32	5,000	5,037

Diversified Financial Services — 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)

Issues	Maturity Date	Principal Amount	Value
2.45%	10/29/26	$20,000	$19,912
3.88%	01/23/28	10,000	9,876
Avolon Holdings Funding Ltd. (Ireland)
2.53% (2)	11/18/27	11,000	10,687
First Eagle Holdings, Inc.
7.25% (2)	08/15/32	11,000	11,139
GGAM Finance Ltd. (Ireland)
8.00% (2)	02/15/27	15,000	15,031
ORIX Australia Corp. Ltd. (Japan)
4.48%	10/29/28	AUD 30,000	20,670
Sumisho Air Lease Corp.
5.85%	12/15/27	20,000	20,262

			107,577

Electric — 0.8%
Alliant Energy Corp.
5.75% (5 yr. CMT + 2.077%)(1)	04/01/56	15,000	14,721
American Electric Power Co., Inc.
5.80% (5 yr. CMT + 2.128%)(1)	03/15/56	30,000	29,471
Ausgrid Finance Pty. Ltd. (Australia)
5.95% (3)	12/10/35	AUD 20,000	13,748
EnBW International Finance BV (Germany)
6.05% (3)	10/30/34	AUD 10,000	6,975
Entergy Corp.
5.88% (5 yr. CMT + 2.179%)(1)	06/15/56	25,000	24,736
Network Finance Co. Pty. Ltd. (Australia)
2.41%	10/03/29	AUD 30,000	19,011
NSW Electricity Networks Finance Pty. Ltd. (Australia)
2.54% (3)	09/23/30	AUD 20,000	12,428
WEC Energy Group, Inc.
5.63% (5 yr. CMT + 1.905%)(1)	05/15/56	30,000	29,545

			150,635

Engineering & Construction — 0.1%
Sydney Airport Finance Co. Pty. Ltd. (Australia)
5.90% (3)	04/19/34	AUD 20,000	13,941

Entertainment — 0.1%
Caesars Entertainment, Inc.
6.00% (2)	10/15/32	6,000	5,275
Voyager Parent LLC
9.25% (2)	07/01/32	6,000	6,381

			11,656

Food — 0.3%
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. Sarl
6.50%	12/01/52	10,000	9,679
Pilgrim’s Pride Corp.
4.25%	04/15/31	37,000	35,191
Post Holdings, Inc.
4.63% (2)	04/15/30	12,000	11,562

			56,432

Gas — 0.1%
NiSource, Inc.
5.75% (5 yr. CMT + 2.035%)(1)	07/15/56	30,000	29,573

Health Care-Products — 0.1%
Medline Borrower LP
3.88% (2)	04/01/29	30,000	29,053

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Maturity Date	Principal Amount	Value

Health Care-Services — 0.5%
Cigna Group
5.25%	01/15/36	$20,000	$19,620
Elevance Health, Inc.
2.55%	03/15/31	40,000	35,999
5.00%	01/15/36	10,000	9,623
Humana, Inc.
5.55%	05/01/35	10,000	9,831
Kedrion SpA (Italy)
6.50% (2)	09/01/29	11,000	10,877
ModivCare, Inc.
0.00% (2),(6),(7),(8)	10/01/29	22,050	331
Tenet Healthcare Corp.
4.38%	01/15/30	5,000	4,824

			91,105

Household Products/Wares — 0.1%
Spectrum Brands, Inc.
3.88% (2)	03/15/31	23,000	20,285

Housewares — 0.0%
Central Garden & Pet Co.
4.13%	10/15/30	6,000	5,684

Insurance — 0.1%
Farmers Exchange Capital II
6.15% (3 mo. USD Term SOFR + 4.006%)(1),(2)	11/01/53	30,000	29,418

Internet — 1.0%
Alphabet, Inc.
5.65%	02/15/56	15,000	13,834
Amazon.com, Inc.
4.88%	03/13/36	15,000	14,330
5.30%	07/09/36	20,000	19,652
5.80%	03/13/56	35,000	32,249
Arches Buyer, Inc.
9.00% (2)	08/15/31	12,000	12,066
Meta Platforms, Inc.
4.88%	11/15/35	20,000	18,761
5.50%	11/15/45	10,000	8,661
6.30%	05/15/56	40,000	36,717
Snap, Inc.
6.88% (2)	03/01/33	20,000	19,573
Sopaipilla Investor LLC
7.53% (2)	11/30/48	25,000	25,947

			201,790

Investment Companies — 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
9.00%	06/15/30	9,000	8,590
9.75%	01/15/29	5,000	4,984

			13,574

Lodging — 0.0%
MGM Resorts International
6.50%	04/15/32	5,000	4,972

Media — 0.5%
CCO Holdings LLC/CCO Holdings Capital Corp.
7.38% (2)	02/01/36	10,000	9,533
Charter Communications Operating LLC/Charter Communications Operating Capital
5.38%	05/01/47	36,000	27,306
CSC Holdings LLC
6.50% (2)	02/01/29	40,000	22,757

Issues	Maturity Date	Principal Amount	Value
11.75% (2)	01/31/29	$10,000	$5,739
EchoStar Corp.
10.75%	11/30/29	2,000	2,164
Midcontinent Communications
8.00% (2)	08/15/32	12,000	10,203
Virgin Media O2 Vendor Financing Notes VI DAC (Ireland)
8.50% (2)	03/15/33	10,000	6,438
VZ Secured Financing BV (Netherlands)
5.00% (2)	01/15/32	23,000	18,883

			103,023

Miscellaneous Manufacturers — 0.1%
Dyno Nobel Ltd. (Australia)
5.40%	11/08/32	AUD 40,000	27,118

Office/Business Equipment — 0.0%
Xerox Corp.
10.25% (2)	10/15/30	10,000	9,034

Oil & Gas — 0.1%
Sunoco LP
5.63% (2)	07/15/34	5,000	4,843
7.88% (5 yr. CMT + 4.230%)(1),(2),(9)	09/18/30	10,000	10,272

			15,115

Packaging & Containers — 0.1%
Amcor Flexibles North America, Inc.
5.50%	03/17/35	15,000	14,983

Pharmaceuticals — 0.6%
1261229 BC Ltd.
10.00% (2)	04/15/32	10,000	10,227
Bayer U.S. Finance II LLC (Germany)
4.63% (2)	06/25/38	36,000	31,811
CVS Health Corp.
6.75% (5 yr. CMT + 2.516%)(1)	12/10/54	20,000	20,580
Teva Pharmaceutical Finance Netherlands III BV (Israel)
6.00%	12/01/32	25,000	25,529
Teva Pharmaceutical Finance Netherlands IV BV (Israel)
5.75%	12/01/30	25,000	25,347

			113,494

Pipelines — 0.0%
Venture Global Plaquemines LNG LLC
6.13% (2)	12/15/30	5,000	5,081

REIT — 0.8%
American Assets Trust LP
3.38%	02/01/31	20,000	18,141
American Tower Corp.
2.70%	04/15/31	20,000	18,024
5.90%	11/15/33	50,000	51,351
GLP Capital LP/GLP Financing II, Inc.
5.75%	06/01/28	5,000	5,044
Hudson Pacific Properties LP
3.95%	11/01/27	11,000	10,737
LXP Industrial Trust
2.70%	09/15/30	20,000	18,200
VICI Properties LP
5.13%	05/15/32	2,000	1,951
VICI Properties LP/VICI Notes Co., Inc.
5.75% (2)	02/01/27	30,000	30,085

			153,533

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Maturity Date	Principal Amount	Value

Retail — 0.3%
Academy Ltd.
5.88% (2)	05/15/31	$ 5,000	$4,954
BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer, Inc.
9.50% (2)	07/01/32	5,000	4,872
Ferrellgas LP/Ferrellgas Finance Corp.
5.88% (2)	04/01/29	5,000	4,890
9.25% (2)	01/15/31	10,000	10,517
FirstCash, Inc.
6.13% (2)	05/01/34	10,000	9,860
Michaels Cos., Inc.
8.50% (2)	03/15/33	10,000	9,920
QXO Building Products, Inc.
6.88% (2)	07/15/34	1,000	1,003
Suburban Propane Partners LP/Suburban Energy Finance Corp.
6.50% (2)	12/15/35	5,000	4,819

			50,835

Semiconductors — 0.1%
Intel Corp.
3.25%	11/15/49	30,000	18,316

Software — 0.6%
Cloud Software Group LLC
8.25% (2)	06/30/32	8,000	7,581
Fiserv, Inc.
4.55%	02/15/31	25,000	24,210
Open Text Corp. (Canada)
6.90% (2)	12/01/27	5,000	5,102
Open Text Holdings, Inc. (Canada)
4.13% (2)	12/01/31	5,000	4,415
Oracle Corp.
4.45%	09/26/30	30,000	28,318
5.70%	02/04/36	15,000	13,903
6.55%	02/04/46	15,000	13,322
Salesforce, Inc.
5.55%	03/15/36	20,000	19,502

			116,353

Telecommunications — 0.1%
Altice Financing SA (Luxembourg)
9.63% (2)	07/15/27	9,000	5,997
Cdc Data Centres Australia Pty. Ltd.
6.87% (3 mo. AUD Bank Bill Swap + 2.400%)(1)	06/12/56	AUD 10,000	7,102
Stingray Compute LLC
6.00% (2)	06/15/31	2,000	1,956
Vmed O2 U.K. Financing I PLC (United Kingdom)
4.75% (2)	07/15/31	11,000	8,699

			23,754

Transportation — 0.2%
Aurizon Network Pty. Ltd. (Australia)
2.90% (3)	09/02/30	AUD 20,000	12,564
Pacific National Finance Pty. Ltd. (Australia)
3.70%	09/24/29	AUD 40,000	26,054

			38,618

Water — 0.4%
Yorkshire Water Finance PLC (United Kingdom)
2.75% (3)	04/18/41	GBP 100,000	83,150

Total Corporate Bonds (Cost: $2,226,894)			2,170,852

Issues	Maturity Date		Principal Amount	Value
FOREIGN GOVERNMENT BONDS—46.7%
Abu Dhabi Government International Bonds
5.50% (2)	04/30/54		$50,000	$46,581
Australia Government Bonds
1.50%	06/21/31	AUD	169,000	102,772
2.25% (3)	05/21/28	AUD	55,000	37,102
4.25% (3)	12/21/35	AUD	254,000	168,781
Bonos de la Tesoreria de la Republica en pesos
5.00% (3)	10/01/28	CLP	30,000,000	32,427
Brazil Notas do Tesouro Nacional Series F
10.00%	01/01/31	BRL	2,010,000	343,463
Bundesobligation
2.50% (3)	04/16/31	EUR	97,000	109,564
Bundesrepublik Deutschland Bundesanleihe
2.90% (3)	08/15/56	EUR	209,000	205,847
China Development Bank
2.77%	10/24/32	CNY	410,000	64,876
3.09%	06/18/30	CNY	1,530,000	240,014
3.48%	01/08/29	CNY	200,000	31,068
China Government Bonds
1.36%	12/15/27	CNY	640,000	95,018
1.72%	05/15/36	CNY	3,240,000	481,063
1.92%	01/15/55	CNY	1,430,000	200,783
2.28%	03/25/31	CNY	3,900,000	601,182
Czech Republic Government Bonds
3.60%	06/03/36	CZK	3,280,000	140,006
4.50%	11/11/32	CZK	670,000	31,552
European Union
0.00% (3),(7)	07/04/29	EUR	150,000	158,467
1.63% (3)	12/04/29	EUR	87,000	95,725
2.75% (3)	02/04/33	EUR	102,000	113,912
Finland Government Bonds
2.50% (3)	04/15/30	EUR	156,000	176,501
French Republic Government Bonds OAT
0.75% (3)	05/25/28	EUR	218,000	241,241
2.70% (3)	02/25/31	EUR	153,592	172,417
3.50% (3)	11/25/35	EUR	391,000	436,342
3.75% (3)	05/25/56	EUR	63,000	61,049
Hungary Government Bonds
6.75%	07/23/31	HUF	6,820,000	22,659
Indonesia Treasury Bonds
6.63%	02/15/34	IDR	1,400,000,000	74,962
Ireland Government Bonds
2.60% (3)	10/18/34	EUR	43,761	48,096
Israel Government Bonds - Fixed
1.30%	04/30/32	ILS	142,000	40,812
Italy Buoni Poliennali Del Tesoro
3.50% (3)	02/15/31	EUR	153,000	177,205
Japan Government Five Year Bonds
1.80%	03/20/31	JPY	30,800,000	191,802
Japan Government Ten Year Bonds
2.10%	12/20/35	JPY	121,850,000	726,348
Japan Government Thirty Year Bonds
2.30%	12/20/54	JPY	55,050,000	245,307
Kingdom of Belgium Government Bonds
0.10% (3)	06/22/30	EUR	281,022	288,685
Korea Treasury Bonds
3.25%	12/10/35	KRW	105,000,000	68,304
3.50%	03/10/56	KRW	111,000,000	66,260
Malaysia Government Bonds
4.64%	11/07/33	MYR	338,000	87,901
Mexico Bonos
8.00%	07/31/53	MXN	600,000	29,025
8.50%	03/01/29	MXN	620,000	36,283
Netherlands Government Bonds
2.50% (3)	07/15/34	EUR	35,000	38,385

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Maturity Date		Principal Amount	Value
New South Wales Treasury Corp.
4.75% (3)	02/20/37	AUD	125,000	$81,419
5.25% (3)	02/24/38	AUD	10,000	6,719
New Zealand Government Bonds
4.25%	05/15/34	NZD	46,000	26,617
4.50%	05/15/30	NZD	22,000	13,160
Norway Government Bonds
3.63% (3)	04/13/34	NOK	279,000	27,906
Peru Government International Bonds
7.30% (3)	08/12/33	PEN	51,000	17,002
Province of British Columbia
4.45%	12/18/55	CAD	105,000	69,856
Province of Ontario
4.15%	12/02/54	CAD	50,000	31,994
Province of Quebec
4.40%	12/01/55	CAD	35,000	23,035
Queensland Treasury Corp.
5.00% (3)	07/21/37	AUD	125,000	82,463
5.25% (3)	08/13/38	AUD	10,000	6,657
Republic of Austria Government Bonds
3.45% (3)	10/20/30	EUR	205,300	240,202
Republic of Poland Government Bonds
4.50%	07/25/30	PLN	255,000	67,066
Romania Government Bonds
7.10%	07/31/34	RON	65,000	14,523
Saudi Government International Bonds
5.88% (2)	01/12/56		$15,000	13,786
Singapore Government Bonds
2.75%	03/01/35	SGD	57,000	45,984
Sweden Government Bonds
0.13% (3)	05/12/31	SEK	355,000	33,032
Thailand Government Bonds
1.59%	12/17/35	THB	3,054,000	87,983
Treasury Corp. of Victoria
2.00%	11/20/37	AUD	45,000	21,675
U.K. Gilts
4.13% (3)	03/07/31	GBP	590,000	778,621
4.38% (3)	03/07/28	GBP	259,000	348,406
4.38% (3)	07/31/54	GBP	113,000	122,332
4.50% (3)	03/07/35	GBP	489,611	636,953

Total Foreign Government Bonds (Cost: $9,336,327)				9,327,178

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY —22.6%
Federal Home Loan Mortgage Corp., Pool #G08681
3.50%	12/01/45		12,208	11,097
Federal Home Loan Mortgage Corp., Pool #G08698
3.50%	03/01/46		11,496	10,401
Federal Home Loan Mortgage Corp., Pool #G08716
3.50%	08/01/46		11,742	10,624
Federal Home Loan Mortgage Corp., Pool #G08722
3.50%	09/01/46		1,189	1,076
Federal Home Loan Mortgage Corp., Pool #G08762
4.00%	05/01/47		10,460	9,728
Federal Home Loan Mortgage Corp., Pool #G08833
5.00%	07/01/48		1,420	1,401
Federal Home Loan Mortgage Corp., Pool #QD7360
2.50%	02/01/52		38,105	31,290
Federal Home Loan Mortgage Corp., Pool #SD0231
3.00%	01/01/50		69,231	60,244
Federal Home Loan Mortgage Corp., Pool #SD5323
4.00%	01/01/54		63,021	57,764
Federal Home Loan Mortgage Corp., Pool #SD8189
2.50%	01/01/52		35,764	29,344
Federal Home Loan Mortgage Corp., Pool #SD8204
2.00%	04/01/52		156,632	123,009

Issues	Maturity Date	Principal Amount	Value
Federal Home Loan Mortgage Corp., Pool #SD8221
3.50% (5)	06/01/52	$ 37,697	$33,478
Federal Home Loan Mortgage Corp., Pool #SD8245
4.50%	09/01/52	133,829	126,813
Federal Home Loan Mortgage Corp., Pool #SD8266
4.50%	11/01/52	76,653	72,620
Federal Home Loan Mortgage Corp., Pool #SD8347
4.50%	08/01/53	90,565	85,683
Federal Home Loan Mortgage Corp., Pool #SD8491
5.00%	12/01/54	17,301	16,765
Federal Home Loan Mortgage Corp., Pool #SL1660
4.50%	10/01/53	22,955	21,750
Federal Home Loan Mortgage Corp., Pool #ZT1703
4.00%	01/01/49	27,276	25,358
Federal National Mortgage Association, Pool #AB3679
3.50%	10/01/41	30,470	28,199
Federal National Mortgage Association, Pool #AB4045
3.50%	12/01/41	40,219	37,247
Federal National Mortgage Association, Pool #AT5914
3.50%	06/01/43	14,509	13,326
Federal National Mortgage Association, Pool #BD7081
4.00%	03/01/47	11,270	10,466
Federal National Mortgage Association, Pool #BV2994
2.50%	04/01/52	75,801	62,238
Federal National Mortgage Association, Pool #CA0996
3.50%	01/01/48	35,780	32,330
Federal National Mortgage Association, Pool #CA2208
4.50%	08/01/48	1,009	966
Federal National Mortgage Association, Pool #CB2610
2.00%	01/01/52	56,434	44,497
Federal National Mortgage Association, Pool #CB3347
2.00%	01/01/52	148,388	116,523
Federal National Mortgage Association, Pool #FM2870
3.00%	03/01/50	91,750	79,840
Federal National Mortgage Association, Pool #FS7252
5.00%	11/01/53	60,043	58,450
Federal National Mortgage Association, Pool #MA1527
3.00%	08/01/33	6,248	5,990
Federal National Mortgage Association, Pool #MA1652
3.50%	11/01/33	10,378	10,062
Federal National Mortgage Association, Pool #MA4204
2.00%	12/01/40	42,044	36,123
Federal National Mortgage Association, Pool #MA4626
4.00%	06/01/52	157,062	144,020
Federal National Mortgage Association, Pool #MA4654
3.50% (5)	07/01/52	49,833	44,293
Federal National Mortgage Association, Pool #MA4656
4.50%	07/01/52	109,054	103,357
Federal National Mortgage Association, Pool #MA4732
4.00%	09/01/52	38,103	34,930
Federal National Mortgage Association, Pool #MA4733
4.50%	09/01/52	33,055	31,322
Federal National Mortgage Association, Pool #MA4804
4.00%	11/01/52	99,192	90,917
Federal National Mortgage Association, Pool #MA4917
4.50%	02/01/53	58,368	55,286
Federal National Mortgage Association, Pool #MA5008
4.50%	05/01/53	23,768	22,469
Federal National Mortgage Association, Pool #MA5107
5.50%	08/01/53	54,836	54,637
Government National Mortgage Association, Pool #MA3597
3.50%	04/20/46	7,285	6,585
Government National Mortgage Association, Pool #MA3662
3.00%	05/20/46	19,951	17,623
Government National Mortgage Association, Pool #MA3663
3.50%	05/20/46	1,044	944

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Maturity Date	Principal Amount	Value
Government National Mortgage Association, Pool #MA3803
3.50%	07/20/46	$ 4,848	$4,382
Government National Mortgage Association, Pool #MA4454
5.00%	05/20/47	5,023	4,986
Government National Mortgage Association, Pool #MA4900
3.50%	12/20/47	22,208	20,030
Government National Mortgage Association, Pool #MA5399
4.50%	08/20/48	8,998	8,614
Government National Mortgage Association, Pool #MA8346
4.00%	10/20/52	55,120	50,733
Government National Mortgage Association, Pool #MA8347
4.50%	10/20/52	47,185	44,896
Government National Mortgage Association, Pool #MA8488
4.00%	12/20/52	50,510	46,531
Government National Mortgage Association, TBA
2.50% (10)	11/01/51	150,000	125,255
5.00% (10)	03/01/56	50,000	48,394
5.50% (10)	03/01/56	50,000	49,670
Government National Mortgage Association, TBA, 30 Year
4.00% (10)	07/01/55	325,000	294,127
Uniform Mortgage-Backed Security, TBA
3.50% (10)	12/01/51	675,000	598,720
2.00% (10)	10/01/51	50,000	38,932
2.50% (10)	10/01/51	25,000	20,345
3.00% (10)	12/01/51	75,000	63,780
4.00% (10)	04/01/56	525,000	478,196
4.50% (10)	02/01/56	425,000	398,604
5.50% (10)	03/01/56	100,000	98,806
Uniform Mortgage-Backed Security, TBA, 30 Year
5.00% (10)	01/01/56	250,000	240,995

Total Residential Mortgage-Backed Securities — Agency (Cost: $4,650,263)			4,507,081

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY —4.2%
BCMSC Trust Series 2000-A, Class A4
8.29% (4)	06/15/30	189,525	9,342
Bear Stearns ALT-A Trust Series 2005-8, Class 11A1
4.38% (1 mo. USD Term SOFR + 0.654%)(1)	10/25/35	17,667	16,642
Countrywide Alternative Loan Trust Series 2006-HY12, Class A5
4.07% (4)	08/25/36	92,551	87,349
Countrywide Asset-Backed Certificates Trust Series 2007-13, Class 2A1
4.74% (1 mo. USD Term SOFR + 1.014%)(1)	10/25/47	48,239	44,342
Deephaven Residential Mortgage Trust Series 2021-3, Class A1
1.19% (2),(4)	08/25/66	56,181	49,572
Federal Home Loan Mortgage Corp. REMICS Series 3439, Class SC (I/O) (I/F)
2.16% (-30 day USD SOFR Average + 5.786%)(1)	04/15/38	22,618	1,275
Federal National Mortgage Association REMICS Series 2007-52, Class LS (I/O) (I/F)
2.32% (-30 day USD SOFR Average + 5.936%)(1)	06/25/37	22,036	1,669

Issues	Maturity Date	Principal Amount	Value
Federal National Mortgage Association REMICS Series 2008-18, Class SM (I/O) (I/F)
3.27% (-30 day USD SOFR Average + 6.886%)(1)	03/25/38	$ 23,184	$2,382
Federal National Mortgage Association REMICS Series 2009-115, Class SB (I/O) (I/F)
2.52% (-30 day USD SOFR Average + 6.136%)(1)	01/25/40	13,987	1,185
Federal National Mortgage Association REMICS Series 2010-116, Class SE (I/O) (I/F)
2.87% (-30 day USD SOFR Average + 6.486%)(1)	10/25/40	24,049	1,819
Government National Mortgage Association REMICS Series 2011-146, Class EI (I/O) (PAC)
5.00%	11/16/41	21,927	3,400
IndyMac INDX Mortgage Loan Trust Series 2005-AR15, Class A2
3.79% (4)	09/25/35	34,147	27,645
JPMorgan Mortgage Acquisition Trust Series 2006-CH2, Class AF3
5.96%	09/25/29	140,593	80,991
Merrill Lynch Alternative Notes Asset Trust Series 2007-A1, Class A2B
4.14% (1 mo. USD Term SOFR + 0.414%)(1)	01/25/37	255,696	73,911
MFA Trust Series 2021-RPL1, Class A2
2.07% (2),(4)	07/25/60	100,000	84,377
Morgan Stanley ABS Capital I, Inc. Trust Series 2006-HE4, Class A4
4.32% (1 mo. USD Term SOFR + 0.594%)(1)	06/25/36	200,669	97,217
Morgan Stanley ABS Capital I, Inc. Trust Series 2006-WMC1, Class A2C
4.46% (1 mo. USD Term SOFR + 0.734%)(1)	12/25/35	34,663	34,174
Morgan Stanley ABS Capital I, Inc. Trust Series 2007-HE2, Class A2B
3.93% (1 mo. USD Term SOFR + 0.204%)(1)	01/25/37	128,773	58,253
MortgageIT Trust Series 2005-1, Class 1A1
4.48% (1 mo. USD Term SOFR + 0.754%)(1)	02/25/35	4,741	4,722
Ownit Mortgage Loan Trust Series 2006-3, Class A2D
4.38% (1 mo. USD Term SOFR + 0.654%)(1)	03/25/37	16,821	16,316
Residential Asset Securitization Trust Series 2005-A15, Class 2A11 (I/O) (I/F)
1.71% (-1 mo. USD Term SOFR + 5.436%)(1)	02/25/36	422,105	27,044
Structured Asset Mortgage Investments II Trust Series 2005-AR6, Class 2A1
4.46% (1 mo. USD Term SOFR + 0.734%)(1)	09/25/45	14,785	13,818

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Maturity Date	Principal Amount	Value
Structured Asset Mortgage Investments II Trust Series 2006-AR8, Class A2
4.26% (1 mo. USD Term SOFR + 0.534%)(1)	10/25/36	$ 95,727	$88,038
WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR2, Class 2A1A
4.46% (1 mo. USD Term SOFR + 0.734%)(1)	01/25/45	18,763	18,482

Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $1,062,117)			843,965

U.S. TREASURY SECURITIES—3.8%
U.S. Treasury Bonds
5.00%	05/15/56	50,000	48,105
U.S. Treasury Notes
4.13%	06/30/28	55,000	54,860
4.25%	07/31/28	497,000	496,845
4.38%	07/31/33	25,000	24,719
4.38%	05/15/36	136,000	132,462

Total U.S. Treasury Securities (Cost: $760,304)			756,991

Total Fixed Income Securities (Cost: $19,963,024)			19,627,459

Issues		Shares	Value
COMMON STOCK—0.0%
HEALTH CARE-SERVICES—0.0%
ModivCare, Inc.(11)		285	1,630

Total Common Stock (Cost: $—)			1,630

INVESTMENT COMPANIES—1.1%
TCW Emerging Markets Income Fund — I Class(12)		31,197	218,071

Total Investment Companies (Cost: $202,711)			218,071

MONEY MARKET INVESTMENTS—12.7%
State Street Institutional U.S. Government Money Market Fund — Premier Class, 3.62%(13)		115,307	115,307
TCW Central Cash Fund, 3.74%(12),(13)		2,414,788	2,414,788

Total Money Market Investments (Cost: $2,530,095)			2,530,095

PURCHASED OPTIONS(14) (0.0%) (Cost: $1,003)			1,069

Issues	Maturity Date	Principal Amount	Value
SHORT-TERM INVESTMENT—0.1%

Egypt — 0.1%
Egypt Treasury Bills
0.00% (7)	10/27/26	EGP 1,225,000	22,771
Total Short -term Investments (Cost: $24,397)			22,771

Total Investments (112.2%) (Cost: $22,721,230)			22,401,095

Liabilities In Excess Of Other Assets (-12.2%)			(2,442,270)
Net Assets (100.0%)			$19,958,825

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for USD	Contracts at Value	Unrealized Appreciation (Depreciation)

BUY (15)
State Street Bank & Trust Co.	AUD	29,200	09/11/26	20,085	20,495	410
UBS AG	BRL	100,899	09/11/26	19,359	19,673	314
JP Morgan Chase Bank	CAD	62,049	09/11/26	44,153	44,303	150
UBS AG	CAD	570,584	09/11/26	403,223	407,397	4,174
HSBC Bank PLC	CHF	93,329	09/11/26	116,188	115,831	(357)
Citibank N.A.	CLP	18,562,100	09/10/26	20,309	19,998	(311)
Barclays Capital	CNH	3,327,670	09/11/26	490,973	494,034	3,061
State Street Bank & Trust Co.	CNY	202,908	09/11/26	30,061	30,150	89
JP Morgan Chase Bank	DKK	286,113	09/11/26	43,754	44,126	372
HSBC Bank PLC	EUR	106,378	09/11/26	121,164	122,578	1,414
Bank of New York	EUR	38,957	09/11/26	44,568	44,889	321
JP Morgan Chase Bank	EUR	98,149	09/11/26	112,281	113,095	814
UBS AG	EUR	94,962	09/11/26	108,517	109,423	906
State Street Bank & Trust Co.	EUR	1,060,915	09/11/26	1,211,246	1,222,474	11,228
JP Morgan Chase Bank	GBP	27,321	09/11/26	36,624	36,766	142
ING Baring (U.S.) Capital Markets	HUF	2,805,000	09/11/26	8,943	8,837	(106)
Deutsche Bank AG	IDR	1,670,347,769	09/11/26	92,971	92,482	(489)
UBS AG	JPY	57,462,510	09/11/26	357,938	361,960	4,022
State Street Bank & Trust Co.	JPY	1,936,828	09/11/26	12,044	12,200	156
JP Morgan Chase Bank	JPY	2,145,398	09/11/26	13,412	13,514	102
ING Baring (U.S.) Capital Markets	KRW	181,530,411	09/11/26	121,945	127,385	5,440
ING Baring (U.S.) Capital Markets	KRW	120,404,200	10/20/26	80,917	84,561	3,644
Morgan Stanley & Co.	MXN	204,528	09/11/26	11,564	11,751	187
Goldman Sachs & Co.	MYR	80,900	09/10/26	19,911	19,818	(93)
State Street Bank & Trust Co.	NZD	88,600	09/11/26	50,501	52,126	1,625
Bank of New York	NZD	78,666	09/11/26	44,779	46,282	1,503
Deutsche Bank AG	RON	25,093	09/11/26	5,419	5,493	74
HSBC Bank PLC	SEK	409,220	09/11/26	42,202	42,981	779
Morgan Stanley & Co.	TRY	414,455	08/04/26	8,307	8,714	407
Barclays Capital	TRY	2,229,099	08/04/26	44,813	46,866	2,053
Morgan Stanley & Co.	ZAR	340,600	09/10/26	20,492	20,519	27

				$ 3,758,663	$ 3,800,721	$ 42,058

SELL (16)
ING Baring (U.S.) Capital Markets	AUD	10,306	09/11/26	7,099	7,233	(134)
HSBC Bank PLC	AUD	29,741	09/11/26	20,721	20,875	(154)
Citibank N.A.	AUD	10,140	09/11/26	7,062	7,117	(55)
Morgan Stanley & Co.	AUD	17,936	09/11/26	12,502	12,589	(87)
State Street Bank & Trust Co.	AUD	37,597	09/11/26	26,239	26,388	(149)
Deutsche Bank AG	AUD	20,262	09/11/26	14,134	14,222	(88)
JP Morgan Chase Bank	AUD	397,388	09/11/26	273,679	278,920	(5,241)
UBS AG	BRL	55,657	09/11/26	10,597	10,852	(255)
Goldman Sachs & Co.	BRL	1,829,345	09/11/26	345,485	356,688	(11,203)
Citibank N.A.	CLP	18,005,721	09/11/26	19,542	19,399	143
State Street Bank & Trust Co.	CNY	651,106	09/11/26	96,429	96,745	(316)
State Street Bank & Trust Co.	CZK	3,115,591	09/11/26	146,406	148,180	(1,774)
Barclays Capital	EUR	10,417	09/11/26	11,879	12,003	(124)
JP Morgan Chase Bank	EUR	259,149	09/11/26	296,806	298,615	(1,809)
UBS AG	EUR	42,551	09/11/26	48,840	49,031	(191)
Citibank N.A.	EUR	7,085	09/11/26	8,114	8,165	(51)
JP Morgan Chase Bank	GBP	68,482	09/11/26	91,401	92,157	(756)
State Street Bank & Trust Co.	GBP	1,034,160	09/11/26	1,365,075	1,391,685	(26,610)
HSBC Bank PLC	HUF	5,685,660	09/11/26	18,110	17,911	199
Barclays Capital	IDR	1,683,200,253	09/11/26	93,082	93,193	(111)
HSBC Bank PLC	ILS	15,565	09/11/26	5,200	5,089	111
JP Morgan Chase Bank	JPY	6,744,940	09/11/26	41,766	42,487	(721)
Barclays Capital	KRW	79,676,218	09/11/26	51,739	55,911	(4,172)
ING Baring (U.S.) Capital Markets	KRW	33,922,183	10/20/26	23,812	23,824	(12)
Barclays Capital	MYR	27,297	09/11/26	6,630	6,687	(57)
ING Baring (U.S.) Capital Markets	NOK	50,493	09/11/26	5,152	5,321	(169)
Barclays Capital	PEN	12,349	09/11/26	3,590	3,629	(39)

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for USD	Contracts at Value	Unrealized Appreciation (Depreciation)
ING Baring (U.S.) Capital Markets	PLN	13,398	09/11/26	3,559	3,579	(20)
Bank of New York	SGD	5,195	09/11/26	4,027	4,058	(31)
JP Morgan Chase Bank	THB	589,452	09/11/26	17,641	17,705	(64)
HSBC Bank PLC	TRY	2,643,554	08/04/26	55,580	55,580	—

				$ 3,131,898	$ 3,185,838	$ (53,940)

FUTURES CONTRACTS
Number of Contracts	Type	Expiration Date	Notional	Market Value	Net Unrealized Appreciation (Depreciation)
Long Futures
4	10-Year U.S. Treasury Note Futures	09/21/26	434,882	432,000	(2,882)
5	2-Year Canadian Bond Futures	09/18/26	374,551	374,363	(188)
5	2-Year U.S. Treasury Note Futures	09/30/26	1,031,113	1,028,047	(3,066)
2	5-Year Canadian Bond Futures	09/18/26	160,435	159,561	(874)
8	5-Year U.S. Treasury Note Futures	09/30/26	853,664	847,813	(5,851)
5	Euro Schatz Futures	09/08/26	608,015	606,656	(1,359)
10	Euro-Bobl Futures	09/08/26	1,318,428	1,309,785	(8,643)
2	Euro-OAT Future	09/08/26	273,765	269,528	(4,237)
4	U.S. Ultra Long Bond Futures	09/21/26	448,977	438,750	(10,227)
			$5,503,830	$5,466,503	$(37,327)
Short Futures
1	10-Year Canadian Bond Futures	09/18/26	(85,503)	$(84,670)	$833
4	10-Year U.S. Treasury Note Futures	09/21/26	(445,172)	(438,813)	6,359
2	3-Year Australian Bond Futures	09/15/26	(146,179)	(146,362)	(183)
2	Long Gilt Futures	09/28/26	(234,222)	(232,788)	1,434
			$(911,076)	$(902,633)	$8,443

SWAPTIONS

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation (Depreciation)
Purchased Swaptions — OTC
5-Year Interest Rate Swap	Citibank N.A.	4.36	10/30/26	225,000	225,000	1,069	1,003	66
Total Swaptions						$1,069	$1,003	$66
Written Swaptions — OTC
2-Year Interest Rate Swap	Barclays Capital	4.94	10/26/26	(805,000)	(805,000)	(964)	(1,422)	458
2-Year Interest Rate Swap	Barclays Capital	3.94	10/26/26	(805,000)	(805,000)	(887)	(643)	(244)

						$(1,851)	$(2,065)	$214

CENTRALLY CLEARED - INTEREST RATE SWAP AGREEMENTS

Notional Amount	Expiration Date	Payment Made by Fund Frequency	Payment Made by Fund	Payment Received by Fund Frequency	Payment Received by Fund	Unrealized Appreciation (Depreciation)	Premium Paid	Value
GBP 2,408,779	06/26/28	Annual	12 -Month SONIA	Annual	4.000%	$(15,982)	$73	$(15,909)
GBP 131,552	06/26/28	Annual	12 -Month SONIA	Annual	4.000%	(870)	1	(869)
						$(16,852)	$74	$(16,778)

Notes to the Schedule of Investments:
ABS	Asset-Backed Securities.
ACES	Alternative Credit Enhancement Securities.
CLO	Collateralized Loan Obligation.
EURIBOR	Euro Interbank Offered Rate.
I/F	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	Interest Only Security.
PAC	Planned Amortization Class.

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

PIK	Payment In Kind.
REIT	Real Estate Investment Trust.
REMIC	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
SONIA	Sterling Overnight Index Average.
TBA	To Be Announced.
AUD	Australian Dollar.
BRL	Brazilian Real.
CAD	Canadian Dollar.
CHF	Swiss Franc.
CLP	Chilean Peso.
CNH	Chinese Yuan Renminbi.
CNY	Chinese Yuan.
CZK	Czech Koruna.
DKK	Danish Krone.
EGP	Egyptian Pound.
EUR	Euro Currency.
GBP	British Pound Sterling.
HUF	Hungarian Forint.
IDR	Indonesian Rupiah.
ILS	Israeli Shekel.
JPY	Japanese Yen.
KRW	South Korean Won.
MXN	Mexican Peso.
MYR	Malaysian Ringgit.
NOK	Norwegian Krona.
NZD	New Zealand Dollar.
PEN	Peruvian Nuevo Sol.
PLN	Polish Zloty.
RON	Romanian New Leu.
SEK	Swedish Krona.
SGD	Singapore Dollar.
THB	Thai Baht.
TRY	Turkish New Lira.
ZAR	South African Rand.
(1)	Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2026.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2026, the value of these securities amounted to $2,363,624 or 11.8% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

(3)

Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At July 31, 2026, the value of these securities amounted to $5,300,841 or 26.6% of net assets.

(4)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(5)	This security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(6)	Restricted security (Note 3).
(7)	Security is not accruing interest.
(8)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.
(9)	Perpetual maturity.
(10)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(11)	Non-income producing security.
(12)	Affiliated issuer.
(13)	Rate disclosed is the 7-day net yield as of July 31, 2026.
(14)	See options table for description of purchased options.
(15)	Fund buys foreign currency, sells USD.
(16)	Fund sells foreign currency, buys USD.

The summary of the TCW Global Bond Fund transactions in the affiliated funds for the period ended July 31, 2026 is as follows:

Name of Affiliated Fund	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Number of Shares Held July 31, 2026	Value at July 31, 2026	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments

TCW Central Cash Fund
	$1,294,788	$10,970,000	$9,850,000	2,414,788	$2,414,788	$48,168	$-	$-	$-

TCW Emerging Markets Income Fund — I Class
	206,511	11,255	-	31,197	$218,071	10,216			305

Total					$2,632,859	$58,384	$-	$-	$305

TCW Global Bond Fund

Fair Valuation Summary (Unaudited)	July 31, 2026

The following is a summary of the fair valuations according to the inputs used as of July 31, 2026 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Foreign Government Bonds	$—	$9,327,178	$—	$9,327,178
Residential Mortgage-Backed Securities — Agency	—	4,507,081	—	4,507,081
Corporate Bonds	—	2,170,852	—	2,170,852
Asset-Backed Securities	—	1,395,178	—	1,395,178
Residential Mortgage-Backed Securities — Non-Agency	—	843,965	—	843,965
U.S. Treasury Securities	—	756,991	—	756,991
Commercial Mortgage-Backed Securities — Non-Agency	—	590,433	—	590,433
Commercial Mortgage-Backed Securities — Agency	—	35,781	—	35,781
Total Fixed Income Securities	—	19,627,459	—	19,627,459
Equity Securities
Money Market Investments	2,530,095	—	—	2,530,095
Investment Companies	218,071	—	—	218,071
Common Stock	—	1,630	—	1,630
Total Equity Securities	2,748,166	1,630	—	2,749,796
Short -Term Investments
Short-Term Investment	—	22,771	—	22,771
Swaptions
Purchased Swaptions — OTC	—	1,069	—	1,069
Total Investments	$2,748,166	$19,652,929	$—	$22,401,095
Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	43,867	—	43,867
Futures Contracts
Interest Rate Risk	8,626	—	—	8,626
Total	$2,756,792	$19,696,796	$—	$22,453,588

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(55,749)	$—	$(55,749)
Futures Contracts
Interest Rate Risk	(37,510)	—	—	(37,510)
Written Swaptions
Interest Rate Risk	—	(1,851)	—	(1,851)
Swap Agreements
Interest Rate Risk	—	(16,778)	—	(16,778)
Total	$(37,510)	$(74,378)	$—	$(111,888)

TCW Securitized Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES —118.8% of Net Assets
ASSET-BACKED SECURITIES—9.9%
Adams Outdoor Advertising LP Series 2026-1, Class B
6.39% (1)	07/20/56	$3,023,000	$3,026,013
AIMCO CLO 24 Ltd. Series 2025-24A, Class SUB
0.00% (1),(2)	04/19/38	4,200,000	2,509,072
ALLO Issuer LLC Series 2024-1A, Class C
11.19% (1)	07/20/54	1,381,200	1,440,990
Anchorage Credit Funding 19 Ltd. Series 2025-19A, Class C
5.59% (1)	10/25/40	2,200,000	2,142,301
Apidos CLO XI Ltd. Series 2012-11A, Class SUB
0.00% (1),(2)	04/17/34	11,000,000	1,759,230
Avis Budget Rental Car Funding AESOP LLC Series 2021-1A, Class D
3.71% (1)	08/20/27	1,666,667	1,664,917
Avis Budget Rental Car Funding AESOP LLC Series 2021-2A, Class D
4.08% (1)	02/20/28	2,825,000	2,809,881
Avis Budget Rental Car Funding AESOP LLC Series 2023-7A, Class D
7.31% (1)	08/21/28	8,000,000	8,082,214
Bayview Opportunity Master Fund VII LLC Series 2024-EDU1, Class E
8.36% (30 day USD SOFR Average + 3.500%)(1),(3)	06/25/47	3,065,316	3,098,180
BBAM U.S. CLO VI Ltd. Series 2025-6A, Class SUB
0.00% (1),(2)	01/27/39	2,000,000	1,419,778
Blue Stream Issuer LLC Series 2023-1A, Class C
8.90% (1)	05/20/53	2,500,000	2,522,203
CARS-DB4 LP Series 2020-1A, Class B2
4.52% (1)	02/15/50	1,550,000	1,535,900
CARS-DB5 LP Series 2021-1A, Class A1
1.44% (1)	08/15/51	3,441,269	3,436,579
Carvana Auto Receivables Trust Series 2021-N3, Class R
0.00% (1),(4)	06/12/28	25,650	2,050,766
Carvana Auto Receivables Trust Series 2023-P1, Class R
0.00% (1),(4)	03/11/30	17,600	1,218,024
Castlelake Aircraft Structured Trust Series 2025-1A, Class B
6.50% (1)	02/15/50	1,637,320	1,635,996
CIFC Funding Ltd. Series 2022-2A, Class B
0.00% (1),(2)	04/19/35	3,300,000	1,369,955
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC Series 2025-1A, Class C
9.41% (1)	05/20/55	6,010,000	6,222,350
Diamond Infrastructure Funding LLC Series 2021-1A, Class C
3.48% (1)	04/15/49	3,690,000	3,657,154
Diamond Issuer LLC Series 2021-1A, Class C
3.79% (1)	11/20/51	3,690,000	3,605,803
Edgeconnex Data Centers Issuer LLC Series 2022-1, Class A2
4.25% (1)	03/25/52	10,156,125	9,906,610
Firstlight Issuer LLC Series 2026-1A, Class C
7.54% (1)	06/20/56	5,660,000	5,629,336
GoldenTree Loan Management U.S. CLO 22 Ltd. Series 2024-22A, Class F
11.65% (3 mo. USD Term SOFR + 7.920%)(1),(3)	10/20/37	1,800,000	1,783,944
Golub Capital Partners CLO 77 B Ltd. Series 2024-77A, Class E
8.66% (3 mo. USD Term SOFR + 4.850%)(1),(3)	01/25/38	550,000	530,664

Issues	Maturity Date	Principal Amount	Value
Hertz Vehicle Financing III LP Series 2021-2A, Class D
4.34% (1)	12/27/27	$7,158,333	$7,104,768
Higley Park CLO Ltd. Series 2025-1A, Class SUB
0.00% (1),(2)	07/24/38	4,000,000	2,786,580
HOA Funding LLC
0.00% (5),(1)	08/20/51	6,136,164	1
Hotwire Funding LLC Series 2021-1, Class B
2.66% (1)	11/20/51	2,775,000	2,756,002
Hotwire Funding LLC Series 2021-1, Class C
4.46% (1)	11/20/51	2,380,000	2,373,821
Hotwire Funding LLC Series 2024-1A, Class C
9.19% (1)	06/20/54	3,425,000	3,524,345
HPS Loan Management Ltd. Series 2021-16A, Class ER
10.25% (3 mo. USD Term SOFR + 6.500%)(1),(3)	01/23/35	2,040,000	1,961,668
Huntington Bank Auto Credit-Linked Notes Series 2025-2, Class D
6.87% (30 day USD SOFR Average + 3.250%)(1),(3)	09/20/33	528,776	514,997
Huntington Bank Auto Credit-Linked Notes Series 2025-2, Class E
10.22% (30 day USD SOFR Average + 6.600%)(1),(3)	09/20/33	885,895	632,502
Huntington Bank Auto Credit-Linked Notes Series 2026-1, Class E
12.27% (30 day USD SOFR Average + 8.650%)(1),(3)	02/20/34	1,078,316	1,079,853
LMDV Issuer Co. LLC Series 2025-1A, Class C
7.88% (1)	12/15/55	2,610,000	2,640,691
LMRK Issuer Co. 2 LLC Series 2025-1A, Class B
6.20% (1)	09/15/55	2,400,000	2,405,587
Magnetite XLII Ltd. Series 2024-42A, Class SUB
9.66% (1),(2)	01/25/38	5,000,000	2,921,995
Milford Park CLO Ltd. Series 2022-1A, Class D1R
6.43% (3 mo. USD Term SOFR + 2.700%)(1),(3)	01/20/38	2,000,000	1,915,166
Mosaic Solar Loan Trust Series 2024-1A, Class B
6.25% (1)	09/20/49	1,652,602	1,307,214
NCFA LLC – Loan Participation 1
2.75% (5)	06/12/28	3,333,760	3,330,093
NCFA LLC – Loan Participation 2
3.14% (5)	12/19/27	3,647,864	3,644,216
NCFA LLC – Loan Participation 3
7.90% (5),(2)	04/11/30	1,706,463	1,706,463
NCFA LLC – Loan Participation 5
6.16% (5)	07/03/27	4,000,000	4,000,000
Neuberger Berman Loan Advisers CLO 24 Ltd. Series 2021-44A, Class DR
6.44% (3 mo. USD Term SOFR + 2.650%)(1),(3)	10/16/35	1,650,000	1,637,541
New Mountain CLO 8 Ltd. Series CLO-8A, Class M
0.10% (1),(5),(6)	10/20/38	430,000	—
New Mountain CLO 8 Ltd. Series CLO-8A, Class SUB
0.00% (1),(2)	10/20/38	4,300,000	2,837,961
Newday Funding Master Issuer PLC Series 2024-1X, Class E
8.54% (1 day GBP SONIA + 4.800%)(3),(7)	03/15/32	GBP 1,950,000	2,665,759
Newday Funding Master Issuer PLC Series 2024-2X, Class E
7.64% (1 day GBP SONIA + 3.900%)(3),(7)	07/15/32	GBP 1,500,000	2,047,253

TCW Securitized Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Maturity Date	Principal Amount	Value
Newday Funding Master Issuer PLC Series 2025-2A, Class E
6.74% (1 day GBP SONIA + 3.000%)(1),(3)	07/15/33	GBP 1,700,000	$2,287,551
OCP CLO Ltd. Series 2025-44A, Class SUB
0.00% (1),(2)	10/24/38	3,250,000	2,404,955
Peace Park CLO Ltd. Series 2021-1A, Class D1R
6.43% (3 mo. USD Term SOFR + 2.700%)(1),(3)	10/20/38	2,000,000	1,906,258
RRE 29 Loan Management DAC Series 29A, Class C
5.04% (3 mo. EUR EURIBOR + 2.700%)(1),(3)	07/15/41	EUR 1,165,000	1,344,167
Switch ABS Issuer LLC Series 2024-2A, Class B
6.20% (1)	06/25/54	2,800,000	2,754,512
Switch ABS Issuer LLC Series 2024-2A, Class C
10.03% (1)	06/25/54	3,650,000	3,710,696
Switch ABS Issuer LLC Series 2025-2A, Class B
6.24% (1)	10/25/55	2,280,000	2,208,123
U.S. Bank C&I Credit-Linked Notes Series 2025-SUP2, Class D
5.82% (30 day USD SOFR Average + 2.200%)(1),(3)	09/25/32	2,176,918	2,175,281
U.S. Bank NA Series 2026-SUP1, Class D
5.87% (30 day USD SOFR Average + 2.250%)(1),(3)	06/27/33	2,928,977	2,933,965
VB-S1 Issuer LLC Series 2022-1A, Class C2I
3.16% (1)	02/15/52	3,985,000	3,909,060
Wireless PropCo Funding LLC Series 2025-1A, Class C
8.51% (1)	06/25/55	1,000,000	1,010,765

Total Asset-backed Securities (Cost: $167,875,224)			155,497,669

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY —63.9%
Federal Home Loan Mortgage Corp., Pool #QE0312
2.00%	04/01/52	9,671,370	7,595,290
Federal Home Loan Mortgage Corp., Pool #SD8147
2.50%	05/01/51	11,972,617	9,863,312
Federal Home Loan Mortgage Corp., Pool #SD8194
2.50%	02/01/52	2,196,719	1,801,708
Federal Home Loan Mortgage Corp., Pool #SD8212
2.50%	05/01/52	10,035,554	8,239,854
Federal Home Loan Mortgage Corp., Pool #G08710
3.00%	06/01/46	733,964	644,152
Federal Home Loan Mortgage Corp., Pool #SD8220
3.00%	06/01/52	9,670,054	8,262,476
Federal Home Loan Mortgage Corp., Pool #G60238
3.50%	10/01/45	2,341,479	2,134,792
Federal Home Loan Mortgage Corp., Pool #G60440
3.50%	03/01/46	16,741,114	15,263,788
Federal Home Loan Mortgage Corp., Pool #G67709
3.50%	03/01/48	5,246,310	4,749,795
Federal Home Loan Mortgage Corp., Pool #ZT1491
3.50%	11/01/48	5,887,869	5,320,135
Federal Home Loan Mortgage Corp., Pool #SD7513
3.50%	04/01/50	10,364,732	9,353,936
Federal Home Loan Mortgage Corp., Pool #G67717
4.00%	11/01/48	19,190,575	17,877,530
Federal Home Loan Mortgage Corp., Pool #SD8244
4.00%	09/01/52	15,763,613	14,450,968
Federal Home Loan Mortgage Corp., Pool #SL1033
4.00%	01/01/54	3,794,652	3,475,018
Federal Home Loan Mortgage Corp., Pool #G08848
4.50%	11/01/48	1,057,333	1,013,723

Issues	Maturity Date	Principal Amount	Value
Federal Home Loan Mortgage Corp., Pool #SD8238
4.50%	08/01/52	$4,910,923	$4,653,915
Federal Home Loan Mortgage Corp., Pool #SD8245
4.50%	09/01/52	10,348,354	9,805,824
Federal Home Loan Mortgage Corp., Pool #QG0601
4.50%	04/01/53	15,288,444	14,475,458
Federal Home Loan Mortgage Corp., Pool #G01959
5.00%	12/01/35	29,839	29,813
Federal Home Loan Mortgage Corp., Pool #P51350
5.00%	03/01/36	757,768	757,245
Federal Home Loan Mortgage Corp., Pool #A91162
5.00%	02/01/40	5,924,627	5,911,194
Federal Home Loan Mortgage Corp., Pool #A92195
5.00%	05/01/40	1,705,628	1,708,400
Federal Home Loan Mortgage Corp., Pool #G08833
5.00%	07/01/48	1,587,839	1,566,383
Federal Home Loan Mortgage Corp., Pool #G08840
5.00%	08/01/48	255,400	251,949
Federal Home Loan Mortgage Corp., Pool #G08849
5.00%	11/01/48	1,857,024	1,831,931
Federal Home Loan Mortgage Corp., Pool #N70081
5.50%	07/01/38	819,077	830,102
Federal Home Loan Mortgage Corp., Pool #SD8331
5.50%	06/01/53	2,922,297	2,909,530
Federal Home Loan Mortgage Corp., Pool #SD8363
6.00%	09/01/53	713,219	724,065
Federal Home Loan Mortgage Corp., Pool #SD8368
6.00%	10/01/53	1,917,119	1,946,486
Federal Home Loan Mortgage Corp., Pool #SD8495
6.00% (8)	12/01/54	5,350,649	5,423,239
Federal Home Loan Mortgage Corp., Pool #RQ0050
6.00% (8)	09/01/55	1,891,383	1,912,921
Federal Home Loan Mortgage Corp. REMICS Series 4135, Class DZ
3.00%	11/15/42	4,081,601	3,706,037
Federal Home Loan Mortgage Corp. REMICS Series 4351, Class MB (PAC)
4.00%	04/15/44	14,786,877	13,997,825
Federal Home Loan Mortgage Corp. REMICS Series 4604, Class PB (PAC)
3.00%	01/15/46	1,722,439	1,599,276
Federal Home Loan Mortgage Corp. REMICS Series 4772, Class ZA
4.00%	07/15/47	6,041,592	5,630,985
Federal Home Loan Mortgage Corp. REMICS Series 4896, Class DA
3.00%	01/15/49	852,807	758,004
Federal Home Loan Mortgage Corp. REMICS Series 5210, Class LB
3.00%	08/25/50	16,601,979	12,663,507
Federal Home Loan Mortgage Corp. REMICS Series 5224, Class DZ
4.00%	04/25/52	7,489,009	6,726,471
Federal Home Loan Mortgage Corp. STRIPS Series 277, Class 30
3.00%	09/15/42	6,672,316	6,045,358
Federal National Mortgage Association, Pool #MA4152
2.00%	10/01/40	8,312,168	7,153,152
Federal National Mortgage Association, Pool #BQ6913
2.00%	12/01/51	17,496,725	13,754,441
Federal National Mortgage Association, Pool #CB3151
2.00%	03/01/52	34,876,449	27,452,712
Federal National Mortgage Association, Pool #BV4128
2.00%	03/01/52	7,645,396	6,004,216
Federal National Mortgage Association, Pool #CB0610
2.50%	05/01/51	13,008,928	10,785,668

TCW Securitized Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Maturity Date	Principal Amount	Value
Federal National Mortgage Association, Pool #BU7102
2.50%	12/01/51	$9,152,479	$7,512,360
Federal National Mortgage Association, Pool #FS0139
2.50%	01/01/52	22,007,832	18,228,880
Federal National Mortgage Association, Pool #BV7761
2.50%	03/01/52	11,002,015	9,033,866
Federal National Mortgage Association, Pool #AB6210
3.00%	09/01/42	13,534,368	12,125,700
Federal National Mortgage Association, Pool #MA4579
3.00%	04/01/52	17,521,598	14,981,991
Federal National Mortgage Association, Pool #BM5979
3.50%	09/01/45	4,456,300	4,105,093
Federal National Mortgage Association, Pool #AS7241
3.50%	05/01/46	4,473,608	4,054,565
Federal National Mortgage Association, Pool #FM2342
3.50%	12/01/46	2,681,971	2,470,601
Federal National Mortgage Association, Pool #AS9454
4.00%	04/01/47	503,449	467,621
Federal National Mortgage Association, Pool #MA2995
4.00%	05/01/47	2,264,136	2,102,631
Federal National Mortgage Association, Pool #CA1540
4.00%	04/01/48	7,926,852	7,374,970
Federal National Mortgage Association, Pool #MA4626
4.00%	06/01/52	2,984,172	2,736,370
Federal National Mortgage Association, Pool #CA1710
4.50%	05/01/48	3,694,470	3,537,280
Federal National Mortgage Association, Pool #CA1711
4.50%	05/01/48	3,519,202	3,369,470
Federal National Mortgage Association, Pool #CA2208
4.50%	08/01/48	3,666,426	3,510,430
Federal National Mortgage Association, Pool #MA4784
4.50%	10/01/52	5,046,810	4,781,755
Federal National Mortgage Association, Pool #934103
5.00%	07/01/38	99,229	98,893
Federal National Mortgage Association, Pool #BX6752
5.00% (8)	03/01/53	4,097,781	3,989,038
Federal National Mortgage Association, Pool #MA5009
5.00%	05/01/53	6,663,310	6,475,679
Federal National Mortgage Association, Pool #MA5071
5.00%	07/01/53	2,330,205	2,267,250
Federal National Mortgage Association, Pool #555424
5.50%	05/01/33	665,506	671,895
Federal National Mortgage Association, Pool #734384
5.50%	07/01/33	85,450	86,269
Federal National Mortgage Association, Pool #AA3303
5.50%	06/01/38	1,015,618	1,028,004
Federal National Mortgage Association, Pool #MA5072
5.50%	07/01/53	14,032,533	13,986,069
Federal National Mortgage Association, Pool #MA5107
5.50%	08/01/53	11,477,810	11,436,271
Federal National Mortgage Association, Pool #310033
6.00%	07/01/47	321,457	331,182
Federal National Mortgage Association, Pool #995573
6.00%	01/01/49	809,401	834,009
Federal National Mortgage Association, Pool #MA5166
6.00%	10/01/53	2,032,809	2,063,559
Federal National Mortgage Association, Pool #MA5216
6.00%	12/01/53	445,929	452,722
Federal National Mortgage Association, Pool #MA5247
6.00%	01/01/54	10,462,098	10,617,830
Federal National Mortgage Association, Pool #MA5295
6.00% (8)	03/01/54	10,421,525	10,571,543
Federal National Mortgage Association, Pool #MA5761
6.00%	07/01/55	3,951,834	3,996,070

Issues	Maturity Date	Principal Amount	Value
Federal National Mortgage Association REMICS Series 2011-149, Class Z
4.50%	01/25/42	$2,133,904	$2,134,128
Federal National Mortgage Association REMICS Series 2012-128, Class UY (PAC)
2.50%	11/25/42	11,738,000	10,521,164
Federal National Mortgage Association REMICS Series 2012-34, Class EB
4.00%	04/25/42	2,000,000	1,857,707
Federal National Mortgage Association REMICS Series 2015-65, Class LZ
3.50%	09/25/45	1,757,423	1,530,802
Federal National Mortgage Association REMICS Series 2018-54, Class KY (PAC)
3.50%	08/25/48	1,550,000	1,390,288
Federal National Mortgage Association REMICS Series 2019-57, Class LT
2.50%	10/25/49	5,400,576	4,555,255
Government National Mortgage Association, Pool #MA7418
2.50%	06/20/51	15,436,184	12,902,742
Government National Mortgage Association, Pool #MA7589
2.50%	09/20/51	12,782,731	10,684,783
Government National Mortgage Association, Pool #MA7987
2.50%	04/20/52	2,685,358	2,244,940
Government National Mortgage Association, Pool #MA6080
3.00%	08/20/49	152,874	131,408
Government National Mortgage Association, Pool #MA6209
3.00%	10/20/49	2,179,965	1,873,867
Government National Mortgage Association, Pool #MA8346
4.00%	10/20/52	4,446,342	4,092,426
Government National Mortgage Association, Pool #MA8426
4.00%	11/20/52	6,998,468	6,441,409
Government National Mortgage Association, Pool #MA8488
4.00%	12/20/52	6,927,642	6,381,908
Government National Mortgage Association, Pool #MA8347
4.50%	10/20/52	8,003,269	7,615,036
Government National Mortgage Association, Pool #MA9488
5.50%	02/20/54	14,362,061	14,374,941
Government National Mortgage Association REMICS Series 2015-92, Class MT
3.00%	01/20/45	3,760,000	3,260,067
Government National Mortgage Association REMICS Series 2016-51, Class DZ
3.00%	04/20/46	12,357,388	10,480,097
Government National Mortgage Association REMICS Series 2017-116, Class ZL
3.00%	06/20/47	11,013,502	8,657,626
Government National Mortgage Association REMICS Series 2017-117, Class ZN
3.00%	08/20/47	1,204,012	981,035
Government National Mortgage Association REMICS Series 2017-14, Class Z
3.00%	01/20/47	1,661,611	1,342,914
Government National Mortgage Association REMICS Series 2018-113, Class GZ
3.00%	05/20/47	9,277,772	8,139,536
Government National Mortgage Association REMICS Series 2018-153, Class ZG
3.50%	11/20/48	5,327,235	4,797,429
Government National Mortgage Association REMICS Series 2018-77, Class JY
3.50%	06/20/48	1,996,184	1,811,805
Government National Mortgage Association REMICS Series 2018-97, Class DZ
3.50%	07/20/48	3,055,184	2,714,150
Government National Mortgage Association, TBA

TCW Securitized Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Maturity Date	Principal Amount	Value
2.00% (9)	10/01/51	$13,675,000	$10,951,788
2.50% (9)	11/01/51	26,750,000	22,337,200
Government National Mortgage Association, TBA, 30 Year
3.50% (9)	08/01/55	29,575,000	25,871,737
4.00% (9)	07/01/55	2,950,000	2,669,771
Government National Mortgage Association, TBA
4.50% (9)	03/01/56	22,575,000	21,167,505
5.00% (9)	03/01/56	11,400,000	11,033,815
Uniform Mortgage-Backed Security, TBA
2.00% (9)	10/01/51	161,400,000	125,671,286
2.50% (9)	10/01/51	46,900,000	38,167,853
3.00% (9)	12/01/51	26,400,000	22,450,402
3.50% (9)	12/01/51	14,250,000	12,639,639
4.00% (9)	04/01/56	1,900,000	1,730,612
4.50% (9)	02/01/56	1,850,000	1,735,100
Uniform Mortgage-Backed Security, TBA, 30 Year
5.00% (9)	01/01/56	42,225,000	40,704,098
Uniform Mortgage-Backed Security, TBA
5.50% (9)	03/01/56	43,800,000	43,276,809
6.00% (9)	03/01/56	36,900,000	37,261,793

Total Residential Mortgage-backed Securities — Agency (Cost: $1,039,398,967)			998,949,321

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY—12.7%
1301 Trust Series 2025-1301, Class F
8.10% (1),(2)	08/11/42	3,340,000	3,454,244
245 Park Avenue Trust Series 2017-245P, Class D
3.66% (1),(2)	06/05/37	2,050,000	2,013,336
280 Park Avenue Mortgage Trust Series 2017-280P, Class E
6.09% (1 mo. USD Term SOFR + 2.419%)(1),(3)	09/15/34	1,820,000	1,810,132
ACRE Multifamily Housing Mortgage Loan Trust Series 2022-Q018, Class B
7.62% (30 day USD SOFR Average + 4.000%)(1),(3)	06/25/27	4,320,149	4,311,318
Bank Series 2020-BN25, Class C
3.35% (2)	01/15/63	4,055,000	3,458,227
BBCMS Mortgage Trust Series 2024-5C25, Class B
6.15% (2)	03/15/57	5,625,000	5,662,986
BBCMS Mortgage Trust Series 2024-5C27, Class B
6.70% (2)	07/15/57	4,565,000	4,677,505
Benchmark Mortgage Trust Series 2019-B13, Class AM
3.18%	08/15/57	5,000,000	4,640,589
Benchmark Mortgage Trust Series 2019-B14, Class 225C
3.29% (1),(2)	12/15/62	8,734,000	251,461
Benchmark Mortgage Trust Series 2019-B14, Class 225D
3.29% (1),(2)	12/15/62	20,303,000	150,750
BGME Trust Series 2021-VR, Class C
2.99% (1),(2)	01/10/43	2,450,000	1,886,300
BMO Mortgage Trust Series 2024-5C6, Class AS
5.75% (2)	09/15/57	2,330,000	2,326,411
BPR Trust Series 2024-PMDW, Class D
5.85% (1),(2)	11/05/41	3,980,000	3,917,769
BX Commercial Mortgage Trust Series 2025-BCAT, Class D
6.33% (1 mo. USD Term SOFR + 2.650%)(1),(3)	08/15/42	2,800,000	2,821,007
BX Trust Series 2019-OC11, Class B
3.61% (1)	12/09/41	1,196,000	1,128,199
BX Trust Series 2019-OC11, Class C
3.86% (1)	12/09/41	1,080,000	1,021,806
BX Trust Series 2019-OC11, Class E
3.94% (1),(2)	12/09/41	5,000,000	4,530,946

Issues	Maturity Date	Principal Amount	Value
Caister Finance DAC Series 1A, Class D
7.65% (1 day GBP SONIA + 3.900%)(1),(3)	08/17/35	GBP 2,000,000	$2,691,347
CAMB Commercial Mortgage Trust Series 2021-CX2, Class C
2.77% (1),(2)	11/10/46	5,000,000	3,673,647
CHI Commercial Mortgage Trust Series 2025-SFT, Class D
7.32% (1),(2)	04/15/42	4,500,000	4,516,826
Citigroup Commercial Mortgage Trust Series 2020-555, Class A
2.65% (1)	12/10/41	9,400,000	8,466,163
COMM Mortgage Trust Series 2020-CX, Class B
2.45% (1)	11/10/46	6,000,000	4,946,710
CoreVest American Finance Trust Series 2020-1, Class XA (I/O)
2.26% (1),(2)	03/15/50	6,128,805	153,872
CoreVest American Finance Trust Series 2020-1, Class XB (I/O)
1.95% (1),(2)	03/15/50	38,948,500	2,212,579
CoreVest American Finance Trust Series 2020-4, Class XB (I/O)
2.27% (1),(2)	12/15/52	17,708,195	774,376
CoreVest American Finance Trust Series 2021-1, Class XA (I/O)
2.66% (1),(2)	04/15/53	12,516,740	147,826
CSMC Trust Series 2021-B33, Class A2
3.17% (1)	10/10/43	5,140,000	4,558,006
DBGS Mortgage Trust Series 2018-C1, Class AM
4.60% (2)	10/15/51	5,136,000	5,001,100
DBMS DAC Series 2025-1A, Class D
6.40% (1 day GBP SONIA + 2.650%)(1),(3)	02/18/36	GBP 2,899,995	3,895,187
DOLP Trust Series 2021-NYC, Class A
2.96% (1)	05/10/41	5,874,000	5,202,447
Extended Stay America Trust Series 2025-ESH, Class D
6.28% (1 mo. USD Term SOFR + 2.600%)(1),(3)	10/15/42	5,186,473	5,242,779
Extended Stay America Trust Series 2026-ESH2, Class D
5.93% (1 mo. USD Term SOFR + 2.250%)(1),(3)	02/15/43	2,506,262	2,525,587
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K042, Class X3 (I/O)
4.15% (2)	01/25/43	1,845,086	18
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K045, Class X3 (I/O)
2.96% (2)	04/25/43	726,407	7
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K046, Class X3 (I/O)
3.40% (2)	04/25/43	3,583,633	36
FirstKey Homes Trust Series 2021-SFR3, Class E1
2.99% (1)	12/17/38	5,500,000	5,441,617
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-OSB, Class A
3.40% (1)	06/05/39	6,865,000	6,449,695
Life Mortgage Trust Series 2021-BMR, Class G
6.74% (1 mo. USD Term SOFR + 3.064%)(1),(3)	03/15/38	1,400,000	1,245,307
MAD Commercial Mortgage Trust Series 2025-11MD, Class D
6.36% (1),(2)	10/15/42	5,100,000	5,143,591
MKT Mortgage Trust Series 2020-525M, Class C
2.94% (1),(2)	02/12/40	2,900,000	2,445,027

TCW Securitized Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Maturity Date	Principal Amount	Value
MKT Mortgage Trust Series 2020-525M, Class D
2.94% (1),(2)	02/12/40	$2,200,000	$1,817,511
Morgan Stanley Capital I Trust Series 2019-H7, Class C
4.13%	07/15/52	4,000,000	3,678,784
Morgan Stanley Capital I Trust Series 2020-CNP, Class A
2.43% (1),(2)	04/05/42	10,000,000	8,862,434
Morgan Stanley Capital I Trust Series 2020-CNP, Class C
2.43% (1),(2)	04/05/42	3,045,000	2,563,524
NY Commercial Mortgage Trust Series 2025-299P, Class B
5.93% (1),(2)	02/10/47	5,885,000	5,945,875
NYC Commercial Mortgage Trust Series 2026-1PARK, Class C
5.56% (1 mo. USD Term SOFR + 1.850%)(1),(3)	02/15/43	2,750,000	2,758,166
Progress Residential Trust Series 2021-SFR11, Class F
4.42% (1)	01/17/39	2,874,000	2,772,298
Progress Residential Trust Series 2021-SFR7, Class F
3.83% (1)	08/17/40	8,970,000	8,469,001
Progress Residential Trust Series 2024-SFR5, Class D
3.38% (1),(2)	08/17/41	4,621,000	4,274,058
RIDE Series 2025-SHRE, Class D
6.75% (1),(2)	02/14/47	2,500,000	2,503,900
ROCK Trust Series 2024-CNTR, Class E
8.82% (1)	11/13/41	4,000,000	4,164,907
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class A2A
3.66% (1),(2)	01/05/43	6,550,000	5,676,798
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class A2B
4.14% (1),(2)	01/05/43	1,370,000	1,191,444
SLG Office Trust Series 2021-OVA, Class D
2.85% (1)	07/15/41	1,285,000	1,109,982
SLG Office Trust Series 2021-OVA, Class E
2.85% (1)	07/15/41	4,800,000	4,101,371
SLG Office Trust Series 2021-OVA, Class G
2.85% (1)	07/15/41	11,460,000	9,132,458
U.K. Logistics DAC Series 2026-2A, Class D
6.59% (1 day GBP SONIA + 2.850%)(1),(3)	08/15/36	GBP 2,000,000	2,694,208
Wells Fargo Commercial Mortgage Trust Series 2016-NXS6, Class XB
0.69% (2)	11/15/49	106,409,000	1,064
Wells Fargo Commercial Mortgage Trust Series 2024-SVEN, Class B
6.26% (1),(2)	06/10/37	4,632,000	4,684,482

Total Commercial Mortgage-backed Securities — Non-agency (Cost: $235,462,416)			199,199,001

Commercial Mortgage-backed Securities — Agency (0.3%)
FREMF Mortgage Trust Series 2017-KW03, Class C
0.00% (1),(4)	08/25/27	4,500,000	4,107,540
Total Commercial Mortgage-backed Securities — Agency (Cost: $3,723,047)			4,107,540

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY—28.3%
ABFC Trust Series 2007-WMC1, Class A2A
4.59% (1 mo. USD Term SOFR + 0.864%)(3)	06/25/37	7,902,758	6,758,509
ACE Securities Corp. Home Equity Loan Trust Series 2007-ASP1, Class A2C
4.36% (1 mo. USD Term SOFR + 0.634%)(3)	03/25/37	9,771,866	3,923,227

Issues	Maturity Date	Principal Amount	Value
ACE Securities Corp. Home Equity Loan Trust Series 2007-ASP1, Class A2D
4.60% (1 mo. USD Term SOFR + 0.874%)(3)	03/25/37	$5,252,274	$2,108,549
Argent Securities Trust Series 2006-W4, Class A2C
4.16% (1 mo. USD Term SOFR + 0.434%)(3)	05/25/36	15,834,387	3,699,215
Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-W3, Class M2
4.53% (1 mo. USD Term SOFR + 0.804%)(3)	11/25/35	7,603,398	6,830,580
Banc of America Funding Trust Series 2004-B, Class 3A1
4.27% (2)	12/20/34	119,085	95,240
Banc of America Funding Trust Series 2006-3, Class 4A14
6.00%	03/25/36	134,081	112,974
Banc of America Funding Trust Series 2006-3, Class 5A3
5.50%	03/25/36	783,216	710,743
Banc of America Funding Trust Series 2006-D, Class 2A1
3.50% (2)	05/20/36	36,824	34,985
Banc of America Funding Trust Series 2006-D, Class 3A1
4.59% (2)	05/20/36	1,032,846	945,755
Bear Stearns ALT-A Trust Series 2005-2, Class 2A4
3.72% (2)	04/25/35	586	536
Bear Stearns ALT-A Trust Series 2005-4, Class 23A1
5.04% (2)	05/25/35	958,492	924,388
Bear Stearns ALT-A Trust Series 2006-4, Class 32A1
4.00% (2)	07/25/36	272,425	107,189
Bear Stearns ARM Trust Series 2004-12, Class 1A1
5.19% (2)	02/25/35	156,268	148,023
Bear Stearns ARM Trust Series 2005-10, Class A3
5.77% (2)	10/25/35	813,677	814,731
Bear Stearns ARM Trust Series 2006-2, Class 2A1
4.11% (2)	07/25/36	480,692	417,977
Bear Stearns ARM Trust Series 2007-1, Class 2A1
5.29% (2)	02/25/47	74,332	63,940
Bear Stearns Asset-Backed Securities I Trust Series 2005-AC6, Class 1A3
5.50% (2)	09/25/35	546,635	513,901
Bear Stearns Asset-Backed Securities I Trust Series 2005-AC6, Class 1A4
5.40% (2)	09/25/35	1,168,799	1,098,906
Bear Stearns Mortgage Funding Trust Series 2006-AR1, Class 2A1
4.28% (1 mo. USD Term SOFR + 0.554%)(3)	08/25/36	6,799,496	6,496,558
Bear Stearns Mortgage Funding Trust Series 2006-AR3, Class 1A1
4.20% (1 mo. USD Term SOFR + 0.474%)(3)	10/25/36	203,516	181,509
Braccan Mortgage Funding PLC Series 2025-1A, Class X
7.68% (1 day GBP SONIA + 3.930%)(1),(3)	05/17/67	GBP 1,033,136	1,397,451
C-BASS Mortgage Loan Trust Series 2007-CB2, Class A2B
3.43%	02/25/37	1,846,273	1,028,657
C-BASS Mortgage Loan Trust Series 2007-CB2, Class A2C
3.43%	02/25/37	6,350,823	3,538,383
C-BASS Trust Series 2006-CB9, Class A4
4.30% (1 mo. USD Term SOFR + 0.574%)(3)	11/25/36	10,526,194	4,811,452

TCW Securitized Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Maturity Date	Principal Amount	Value
Central Park Funding Trust Series 2026-1, Class PT
7.25% (1)	07/27/28	$4,100,000	$4,099,998
Chase Mortgage Finance Trust Series 2006-A1, Class 2A1
4.89% (2)	09/25/36	225,700	199,362
Chase Mortgage Finance Trust Series 2007-A1, Class 8A1
6.17% (2)	02/25/37	685,667	677,685
ChaseFlex Trust Series 2005-1, Class 1A5
6.50%	02/25/35	1,956,221	1,237,825
CHL Mortgage Pass-Through Trust Series 2005-HYB5, Class 4A1
4.51% (2)	09/20/35	6,945	6,124
CHL Mortgage Pass-Through Trust Series 2007-HY5, Class 1A1
5.03% (2)	09/25/47	3,113	2,430
CHL Mortgage Pass-Through Trust Series 2007-HYB1, Class 1A1
3.68% (2)	03/25/37	23,458	19,771
CIM Trust Series 2020-R1, Class A1
2.85% (1),(2)	10/27/59	13,278,993	12,138,391
CIM Trust Series 2020-R6, Class A1A
2.25% (1),(2)	12/25/60	7,117,078	6,473,301
CIM Trust Series 2020-R7, Class A1A
2.25% (1),(2)	12/27/61	11,067,184	10,141,575
CIM Trust Series 2021-R3, Class A1A
1.95% (1),(2)	06/25/57	7,221,199	6,694,960
Citigroup Mortgage Loan Trust, Inc. Series 2006-AR5, Class 1A1A
5.45% (2)	07/25/36	1,240,084	873,684
Citigroup Mortgage Loan Trust, Inc. Series 2007-12, Class 2A1
6.50% (1),(2)	10/25/36	2,109,955	977,085
CitiMortgage Alternative Loan Trust Series 2007-A5, Class 1A6
6.00%	05/25/37	5,824,659	5,339,693
Conseco Finance Securitizations Corp. Series 2000-4, Class A5
7.97%	05/01/32	45,277,023	4,823,225
Countrywide Alternative Loan Trust Series 2005-84, Class 1A1
4.86% (2)	02/25/36	62,856	54,641
Countrywide Alternative Loan Trust Series 2007-19, Class 1A34
6.00%	08/25/37	10,911,706	5,125,847
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-12, Class 1A1
6.50%	01/25/36	6,004,288	1,212,625
Cross Mortgage Trust Series 2024-H8, Class B1B
7.33% (1),(2)	12/25/69	3,226,000	3,230,752
CSMC Mortgage-Backed Trust Series 2006-8, Class 3A1
6.00%	10/25/21	606,329	104,450
CSMC Trust Series 2021-NQM5, Class A1
0.94% (1),(2)	05/25/66	3,128,237	2,554,793
CSMC Trust Series 2021-RP11, Class A1 (I/O)
1.45% (1),(2)	10/25/61	9,098,744	474,050
CSMC Trust Series 2021-RP11, Class B1
3.70% (1),(2)	10/25/61	2,313,963	1,121,478
CSMC Trust Series 2022-RPL1, Class A1 (I/O)
0.38% (1),(2)	04/25/61	7,806,994	81,709
CSMC Trust Series 2022-RPL1, Class B1
4.53% (1),(2)	04/25/61	2,067,686	1,192,124
CSMCM Trust Series 2021-RP11, Class CERT
3.78% (1)	10/27/61	453,439	346,027
CSMCM Trust Series 2022-RPL1, Class CERT
4.23% (1)	04/25/61	417,051	343,629
DB Data Center Red Oak LLC
0.00% (5)	03/06/31	2,361,252	2,361,256

Issues	Maturity Date	Principal Amount	Value
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2006-AR6, Class A6
4.22% (1 mo. USD Term SOFR + 0.494%)(3)	02/25/37	$114,078	$101,823
DSLA Mortgage Loan Trust Series 2005-AR6, Class 2A1A
4.36% (1 mo. USD Term SOFR + 0.694%)(3)	10/19/45	1,261,696	1,159,708
DSLA Mortgage Loan Trust Series 2007-AR1, Class 2A1A
3.92% (1 mo. USD Term SOFR + 0.254%)(3)	03/19/37	3,282,484	2,765,812
Federal Home Loan Mortgage Corp. REMICS Series 2647, Class OV (P/O)
0.00% (4)	07/15/33	297,870	247,551
Federal Home Loan Mortgage Corp. REMICS Series 3149, Class OD (P/O) (PAC)
0.00% (4)	05/15/36	1,388,422	1,153,643
Federal Home Loan Mortgage Corp. REMICS Series 3315, Class S (I/O) (I/F)
2.67% (-30 day USD SOFR Average + 6.296%)(3)	05/15/37	129,411	6,153
Federal Home Loan Mortgage Corp. REMICS Series 3376, Class SX (I/O) (I/F)
2.30% (-30 day USD SOFR Average + 5.926%)(3)	10/15/37	835,825	62,433
Federal Home Loan Mortgage Corp. REMICS Series 3410, Class IS (I/O) (I/F)
2.53% (-30 day USD SOFR Average + 6.156%)(3)	02/15/38	1,207,259	99,564
Federal Home Loan Mortgage Corp. REMICS Series 3424, Class BI (I/O) (I/F)
3.06% (-30 day USD SOFR Average + 6.686%)(3)	04/15/38	1,090,127	103,899
Federal Home Loan Mortgage Corp. REMICS Series 3519, Class SH (I/O) (I/F)
1.76% (-30 day USD SOFR Average + 5.386%)(3)	07/15/37	102,351	3,438
Federal Home Loan Mortgage Corp. REMICS Series 3531, Class SC (I/O) (I/F)
2.56% (-30 day USD SOFR Average + 6.186%)(3)	05/15/39	1,600,998	140,046
Federal Home Loan Mortgage Corp. REMICS Series 3541, Class SA (I/O) (I/F)
3.01% (-30 day USD SOFR Average + 6.636%)(3)	06/15/39	779,355	81,312
Federal Home Loan Mortgage Corp. REMICS Series 3550, Class GS (I/O) (I/F)
3.01% (-30 day USD SOFR Average + 6.636%)(3)	07/15/39	1,601,965	154,132
Federal Home Loan Mortgage Corp. REMICS Series 3788, Class SB (I/O) (I/F)
2.74% (-30 day USD SOFR Average + 6.366%)(3)	01/15/41	2,254,663	207,642

TCW Securitized Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Maturity Date		Principal Amount	Value
Federal Home Loan Mortgage Corp. REMICS Series 3885 (P/O) (PAC)
0.00% (4)	11/15/33	$	427,465	$368,480
Federal Home Loan Mortgage Corp. REMICS Series 4030, Class HS (I/O) (I/F)
2.87% (-30 day USD SOFR Average + 6.496%)(3)	04/15/42		903,832	90,446
Federal Home Loan Mortgage Corp. REMICS Series 5492, Class SH (I/O)
2.38% (-30 day USD SOFR Average + 6.000%)(3)	01/25/55		7,469,959	577,988
Federal Home Loan Mortgage Corp. REMICS Series 5544, Class SD (I/O)
1.43% (-30 day USD SOFR Average + 5.050%)(3)	06/25/55		7,565,838	364,055
Federal Home Loan Mortgage Corp. REMICS Series 5546, Class AS
5.08% (-30 day USD SOFR Average + 10.500%)(3)	06/25/55		1,875,046	1,729,158
Federal Home Loan Mortgage Corp. REMICS Series 5547, Class S
5.15% (-30 day USD SOFR Average + 10.575%)(3)	06/25/55		1,977,085	1,791,812
Federal Home Loan Mortgage Corp. REMICS Series 5548, Class S
5.64% (-30 day USD SOFR Average + 11.667%)(3)	06/25/55		1,858,635	1,731,541
Federal Home Loan Mortgage Corp. REMICS Series 5549, Class JS
5.08% (-30 day USD SOFR Average + 10.500%)(3)	06/25/55		1,862,187	1,719,053
Federal Home Loan Mortgage Corp. REMICS Series 5566, Class AS (I/F)
5.15% (-30 day USD SOFR Average + 10.575%)(3)	08/25/55		4,509,401	4,055,243
Federal Home Loan Mortgage Corp. REMICS Series 5578, Class SD (I/O)
2.28% (-30 day USD SOFR Average + 5.900%)(3)	09/25/55		6,858,640	598,461
Federal Home Loan Mortgage Corp. REMICS Series 5626, Class SH (I/O)
2.03% (-30 day USD SOFR Average + 5.650%)(3)	01/25/56		17,165,449	1,347,959
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-DNA6, Class B2
11.12% (30 day USD SOFR Average + 7.500%)(1),(3)	10/25/41		5,125,000	5,196,886
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-DNA7, Class B2
11.42% (30 day USD SOFR Average + 7.800%)(1),(3)	11/25/41		2,376,737	2,423,588

Issues	Maturity Date		Principal Amount	Value
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-HQA3, Class B2
9.87% (30 day USD SOFR Average + 6.250%)(1),(3)	09/25/41	$	3,050,000	$3,071,748
Federal Home Loan Mortgage Corp. STRIPS Series 389, Class C40 (I/O)
2.50%	10/15/52		4,276,264	652,412
Federal Home Loan Mortgage Corp. STRIPS Series 390, Class C12 (I/O)
4.00%	11/15/52		7,648,756	1,754,587
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R01, Class 1B2
9.62% (30 day USD SOFR Average + 6.000%)(1),(3)	10/25/41		5,900,000	5,963,258
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R03, Class 1B2
9.12% (30 day USD SOFR Average + 5.500%)(1),(3)	12/25/41		4,760,000	4,838,753
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R01, Class 1B2
9.62% (30 day USD SOFR Average + 6.000%)(1),(3)	12/25/41		3,005,000	3,059,862
Federal National Mortgage Association REMICS Series 2004-52, Class SW (I/O) (I/F)
3.37% (-30 day USD SOFR Average + 6.986%)(3)	07/25/34		161,033	8,786
Federal National Mortgage Association REMICS Series 2007-103, Class AI (I/O) (I/F)
2.77% (-30 day USD SOFR Average + 6.386%)(3)	03/25/37		1,705,625	109,621
Federal National Mortgage Association REMICS Series 2007-20, Class SI (I/O) (I/F)
2.72% (-30 day USD SOFR Average + 6.336%)(3)	03/25/37		366,641	16,660
Federal National Mortgage Association REMICS Series 2007-21, Class SE (I/O) (I/F)
2.71% (-30 day USD SOFR Average + 6.326%)(3)	03/25/37		209,343	9,529
Federal National Mortgage Association REMICS Series 2007-56, Class SG (I/O) (I/F)
2.68% (-30 day USD SOFR Average + 6.296%)(3)	06/25/37		383,560	16,627
Federal National Mortgage Association REMICS Series 2007-58, Class SV (I/O) (I/F)
3.02% (-30 day USD SOFR Average + 6.636%)(3)	06/25/37		1,548,752	151,652
Federal National Mortgage Association REMICS Series 2007-65, Class S (I/O) (I/F)
2.87% (-30 day USD SOFR Average + 6.486%)(3)	07/25/37		190,582	11,833
Federal National Mortgage Association REMICS Series 2008-1, Class AI (I/O) (I/F)
2.52% (-30 day USD SOFR Average + 6.136%)(3)	05/25/37		1,418,637	83,735

TCW Securitized Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Maturity Date		Principal Amount	Value
Federal National Mortgage Association REMICS Series 2008-13, Class SB (I/O) (I/F)
2.51% (-30 day USD SOFR Average + 6.126%)(3)	03/25/38	$	1,496,276	$93,211
Federal National Mortgage Association REMICS Series 2008-23, Class SB (I/O) (I/F)
3.12% (-30 day USD SOFR Average + 6.736%)(3)	04/25/38		770,953	20,301
Federal National Mortgage Association REMICS Series 2008-35, Class SD (I/O) (I/F)
2.72% (-30 day USD SOFR Average + 6.336%)(3)	05/25/38		182,148	3,117
Federal National Mortgage Association REMICS Series 2008-66, Class SG (I/O) (I/F)
2.34% (-30 day USD SOFR Average + 5.956%)(3)	08/25/38		3,274,239	282,273
Federal National Mortgage Association REMICS Series 2008-68, Class SA (I/O) (I/F)
2.24% (-30 day USD SOFR Average + 5.856%)(3)	08/25/38		949,077	52,580
Federal National Mortgage Association REMICS Series 2009-3, Class SH (I/O) (I/F)
1.72% (-30 day USD SOFR Average + 5.336%)(3)	06/25/37		382,941	16,351
Federal National Mortgage Association REMICS Series 2009-47, Class SV (I/O) (I/F)
3.02% (-30 day USD SOFR Average + 6.636%)(3)	07/25/39		198,956	18,991
Federal National Mortgage Association REMICS Series 2009-51, Class SA (I/O) (I/F)
3.02% (-30 day USD SOFR Average + 6.636%)(3)	07/25/39		1,015,109	92,601
Federal National Mortgage Association REMICS Series 2009-6, Class SD (I/O) (I/F)
1.82% (-30 day USD SOFR Average + 5.436%)(3)	02/25/39		281,296	2,087
Federal National Mortgage Association REMICS Series 2009-72, Class JS (I/O) (I/F)
3.52% (-30 day USD SOFR Average + 7.136%)(3)	09/25/39		169,379	19,122
Federal National Mortgage Association REMICS Series 2011-131, Class ST (I/O)
2.81% (-30 day USD SOFR Average + 6.426%)(3)	12/25/41		8,988,818	964,103
Federal National Mortgage Association REMICS Series 2013-101, Class BO (P/O)
0.00% (4)	10/25/43		2,212,749	1,554,428
Federal National Mortgage Association REMICS Series 2013-101, Class CO (P/O)
0.00% (4)	10/25/43		4,948,284	3,489,579
Federal National Mortgage Association REMICS Series 2023-39, Class AI (I/O)
2.00%	07/25/52		58,257,417	7,298,187

Issues	Maturity Date		Principal Amount	Value
Federal National Mortgage Association REMICS Series 2024-81, Class SE (I/O)
1.73% (-30 day USD SOFR Average + 5.350%)(3)	07/25/54	$	37,074,518	$1,863,067
Federal National Mortgage Association REMICS Series 2025-104, Class SB (I/O)
1.93% (-30 day USD SOFR Average + 5.550%)(3)	12/25/55		13,383,014	1,018,320
Federal National Mortgage Association REMICS Series 2025-40, Class S (I/F)
5.64% (-30 day USD SOFR Average + 11.667%)(3)	02/25/55		1,840,313	1,695,781
Federal National Mortgage Association REMICS Series 2025-49, Class SC (I/O)
1.58% (-30 day USD SOFR Average + 5.200%)(3)	06/25/55		28,474,387	1,321,453
Federal National Mortgage Association REMICS Series 2025-63, Class S (I/F)
5.08% (-30 day USD SOFR Average + 10.500%)(3)	08/25/55		4,394,339	3,945,688
Federal National Mortgage Association REMICS Series 2026-23, Class SC (I/O)
2.03% (-30 day USD SOFR Average + 5.650%)(3)	04/25/56		16,021,262	1,222,588
Fieldstone Mortgage Investment Trust Series 2007-1, Class 2A2
4.11% (1 mo. USD Term SOFR + 0.384%)(3)	04/25/47		1,925,358	1,418,333
First Franklin Mortgage Loan Trust Series 2006-FF18, Class A2C
4.16% (1 mo. USD Term SOFR + 0.434%)(3)	12/25/37		7,455,054	6,891,812
First Franklin Mortgage Loan Trust Series 2007-FF1, Class A2C
4.12% (1 mo. USD Term SOFR + 0.394%)(3)	01/25/38		2,770,370	1,507,600
First Franklin Mortgage Loan Trust Series 2007-FF1, Class A2D
4.28% (1 mo. USD Term SOFR + 0.554%)(3)	01/25/38		13,559,836	7,375,648
First Franklin Mortgage Loan Trust Series 2007-FF2, Class A1
4.12% (1 mo. USD Term SOFR + 0.394%)(3)	03/25/37		15,624,186	8,244,045
First Franklin Mortgage Loan Trust Series 2007-FF2, Class A2C
4.14% (1 mo. USD Term SOFR + 0.414%)(3)	03/25/37		19,026,581	8,900,383
Government National Mortgage Association REMICS Series 2011-70, Class BO (P/O)
0.00% (4)	05/20/41		2,558,058	1,925,292
Government National Mortgage Association REMICS Series 2022-H14
0.85% (2)	07/20/72		26,945,464	1,497,775

TCW Securitized Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Maturity Date		Principal Amount	Value
Government National Mortgage Association REMICS Series 2024-159, Class XS (I/O)
1.88% (-30 day USD SOFR Average + 5.500%)(3)	10/20/54	$	25,386,556	$1,657,660
Government National Mortgage Association REMICS Series 2025-198, Class S (I/O)
1.85% (-30 day USD SOFR Average + 5.470%)(3)	11/20/55		22,677,980	1,497,262
Government National Mortgage Association REMICS Series 2025-41, Class HS
1.72% (-30 day USD SOFR Average + 5.340%)(3)	03/20/55		21,782,442	1,256,683
Government National Mortgage Association REMICS Series 2025-45, Class ST (I/O)
1.68% (-30 day USD SOFR Average + 5.300%)(3)	03/20/55		12,532,340	617,985
Government National Mortgage Association REMICS Series 2025-H24, Class BI (I/O)
1.03%(2)	12/20/75		10,189,141	962,085
Government National Mortgage Association REMICS Series 2026-H01, Class NI (I/O)
1.23%(2)	12/20/75		11,275,266	1,093,566
Government National Mortgage Association REMICS Series 2026-H03, Class CI (I/O)
0.90%(2)	01/20/76		13,732,974	1,181,226
Government National Mortgage Association REMICS Series 2026-H05, Class JI (I/O)
1.00%(2)	02/20/76		39,111,237	3,555,736
Government National Mortgage Association REMICS Series 2026-H06, Class AI (I/O)
0.67%(2)	02/20/76		15,995,833	1,128,548
Government National Mortgage Association REMICS Series 2026-H06, Class BI (I/O)
0.97%(2)	01/20/76		15,645,009	1,442,448
Government National Mortgage Association REMICS Series 2026-H08, Class AI (I/O)
0.92%(2)	03/20/76		30,960,002	2,674,524
Government National Mortgage Association REMICS Series 2026-H11 (I/O)
0.94%(2)	04/20/76		26,661,340	2,578,053
Government National Mortgage Association REMICS Series 2026-H13, Class BI (I/O)
0.71%(2)	05/20/76		36,853,012	2,746,005
Government National Mortgage Association REMICS Series 2026-H15 (I/O)
1.00%(2)	10/20/75		46,947,018	3,671,227
GSAA Trust Series 2005-7, Class AF5
5.11%	05/25/35		15,876	15,613
GSR Mortgage Loan Trust Series 2004-9, Class 3A1
4.76%(2)	08/25/34		481,024	463,404
GSR Mortgage Loan Trust Series 2006-OA1, Class 2A2
4.36% (1 mo. USD Term SOFR + 0.634%)(3)	08/25/46		42,649,434	8,972,336
GSR Mortgage Loan Trust Series 2007-AR2, Class 2A1
4.99%(2)	05/25/37		1,433,251	693,505
HSI Asset Loan Obligation Trust Series 2007-2, Class 2A12
6.00%	09/25/37		310,648	197,140
Impac CMB Trust Series 2005-5, Class A2
4.28% (1 mo. USD Term SOFR + 0.334%)(3)	08/25/35		1,234,044	1,179,972

Issues	Maturity Date		Principal Amount	Value
Impac Secured Assets Trust Series 2006-3, Class A1
4.18% (1 mo. USD Term SOFR + 0.454%)(3)	11/25/36	$	2,422,858	$2,240,321
IndyMac INDA Mortgage Loan Trust Series 2007-AR7, Class 1A1
3.39%(2)	11/25/37		1,078,796	886,123
IndyMac INDX Mortgage Loan Trust Series 2004-AR9, Class 4A
4.77%(2)	11/25/34		115,629	110,832
IndyMac INDX Mortgage Loan Trust Series 2005-AR23, Class 2A1
4.27%(2)	11/25/35		1,271,118	959,716
IndyMac INDX Mortgage Loan Trust Series 2005-AR25, Class 2A1
3.70%(2)	12/25/35		953,946	822,760
IndyMac INDX Mortgage Loan Trust Series 2005-AR7, Class 2A1
3.21%(2)	06/25/35		697,739	593,325
IndyMac INDX Mortgage Loan Trust Series 2006-AR39, Class A1
4.20% (1 mo. USD Term SOFR + 0.474%)(3)	02/25/37		3,587,013	3,324,024
IndyMac INDX Mortgage Loan Trust Series 2006-AR6, Class 2A1A
4.24% (1 mo. USD Term SOFR + 0.514%)(3)	06/25/46		5,380,067	4,933,958
IndyMac INDX Mortgage Loan Trust Series 2007-AR11, Class 1A1
3.21%(2)	06/25/37		8,950	8,110
JPMorgan Alternative Loan Trust Series 2006-A2, Class 5A1
4.17%(2)	05/25/36		2,497,076	1,284,996
JPMorgan Alternative Loan Trust Series 2006-A4, Class A8
3.99%(2)	09/25/36		96,406	121,957
JPMorgan Mortgage Acquisition Trust Series 2006-CH2, Class AF4
6.26%	10/25/36		3,123,522	1,798,584
JPMorgan Mortgage Acquisition Trust Series 2006-WMC4, Class A3
4.08% (1 mo. USD Term SOFR + 0.354%)(3)	12/25/36		22,600,863	11,005,032
JPMorgan Mortgage Trust Series 2006-A2, Class 5A3
6.30%(2)	11/25/33		183,985	183,390
JPMorgan Mortgage Trust Series 2006-A4, Class 1A4
4.69%(2)	06/25/36		138,808	92,345
JPMorgan Mortgage Trust Series 2006-A7, Class 2A4R
4.38%(2)	01/25/37		5,521	4,581
JPMorgan Mortgage Trust Series 2006-S2, Class 2A2
5.88%(5)	06/25/21		24,630	—
JPMorgan Mortgage Trust Series 2022-INV1, Class A8
3.00%(1),(2)	03/25/52		6,674,888	5,539,115
JPMorgan Mortgage Trust Series 2024-3, Class A8
3.00%(1),(2)	05/25/54		10,800,000	8,750,934
JPMortgage Trust Series 2021-4, Class A8
2.50%(1),(2)	08/25/51		10,544,878	8,634,163
Knock Issuer Trust Series 2025-1, Class A1
7.12%(1)	02/25/30		3,565,000	3,578,682
Lehman Mortgage Trust Series 2006-4, Class 4A1
6.00%	08/25/21		399,142	253,703
Lehman XS Trust Series 2006-10N, Class 1A3A
4.26% (1 mo. USD Term SOFR + 0.534%)(3)	07/25/46		4,336,202	4,310,294

TCW Securitized Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Maturity Date		Principal Amount	Value
Lehman XS Trust Series 2006-12N, Class A31A
4.24% (1 mo. USD Term SOFR + 0.514%)(3)	08/25/46	$	1,179,156	$1,268,639
Lehman XS Trust Series 2006-GP1, Class A2A
4.18% (1 mo. USD Term SOFR + 0.454%)(3)	05/25/46		545	545
MASTR Alternative Loan Trust Series 2005-4, Class 1A1
6.50%	05/25/35		3,833,494	2,785,898
MASTR Alternative Loan Trust Series 2006-2, Class 2A1
4.24% (1 mo. USD Term SOFR + 0.514%)(3)	03/25/36		64,824	5,170
MASTR Asset Securitization Trust Series 2006-3, Class 2A1
4.29% (1 mo. USD Term SOFR + 0.564%)(3)	10/25/36		28,197	4,024
MASTR Asset-Backed Securities Trust Series 2006-AB1, Class A4
6.22%	02/25/36		122,875	102,211
MASTR Seasoned Securitization Trust Series 2004-1, Class 4A1
6.35% (2)	10/25/32		1,702	1,684
Merrill Lynch Alternative Notes Asset Trust Series 2007-A1, Class A3
4.16% (1 mo. USD Term SOFR + 0.434%)(3)	01/25/37		707,166	204,474
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-1, Class A2C
4.34% (1 mo. USD Term SOFR + 0.614%)(3)	04/25/37		16,692,759	5,925,851
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-1, Class A2D
4.52% (1 mo. USD Term SOFR + 0.794%)(3)	04/25/37		4,262,056	1,518,352
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-2, Class A2C
4.32% (1 mo. USD Term SOFR + 0.594%)(3)	05/25/37		2,055,509	1,535,634
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-3, Class A2B
4.10% (1 mo. USD Term SOFR + 0.374%)(3)	06/25/37		584,162	583,427
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-4, Class 2A3
4.16% (1 mo. USD Term SOFR + 0.434%)(3)	07/25/37		8,549,358	8,548,885
Merrill Lynch Mortgage-Backed Securities Trust Series 2007-2, Class 1A1
6.37% (1 yr. CMT + 2.400%)(3)	08/25/36		345,204	294,736
Mid-State Capital Corp. Trust Series 2005-1, Class A
5.75%	01/15/40		10,858	10,843
Morgan Stanley ABS Capital I, Inc. Trust Series 2004-NC8, Class M2
4.80% (1 mo. USD Term SOFR + 1.074%)(3)	09/25/34		75,665	83,882

Issues	Maturity Date		Principal Amount	Value
Morgan Stanley Mortgage Loan Trust Series 2007-3XS, Class 2A6
6.26%	01/25/47	$	1,931,626	$524,824
Morgan Stanley Residential Mortgage Loan Trust Series 2024-INV3, Class A1
6.50% (1),(2)	06/25/54		5,597,001	5,712,461
MortgageIT Trust Series 2005-4, Class A1
4.40% (1 mo. USD Term SOFR + 0.674%)(3)	10/25/35		193,634	193,288
Oakwood Mortgage Investors, Inc. Series 1999-E, Class A1
7.61% (2)	03/15/30		4,016,312	1,301,127
Ownit Mortgage Loan Trust Series 2006-6, Class A2C
4.16% (1 mo. USD Term SOFR + 0.434%)(3)	09/25/37		12,335,669	5,411,112
Polaris PLC Series 2026-2A, Class X1
5.96% (1 day GBP SONIA + 2.220%)(1),(3)	03/27/69	GBP	1,942,256	2,606,063
Prime Mortgage Trust Series 2006-1, Class 1A1
5.50% (5)	06/25/36		914	—
PRKCM Trust Series 2021-AFC2, Class A1
2.07% (1),(2)	11/25/56		4,363,817	3,803,967
RAAC Trust Series 2005-SP1, Class 4A1
7.00%	09/25/34		445,822	219,228
RALI Trust Series 2005-QA13, Class 2A1
5.08% (2)	12/25/35		278,541	231,594
RALI Trust Series 2005-QA7, Class A21
5.00% (2)	07/25/35		579,817	545,842
RALI Trust Series 2005-QA8, Class CB21
5.02% (2)	07/25/35		2,164,023	1,049,338
RALI Trust Series 2006-QA1, Class A21
4.95% (2)	01/25/36		7,503	4,985
RALI Trust Series 2006-QA2, Class 1A1
4.09% (1 mo. USD Term SOFR + 0.364%)(3)	02/25/36		8,716	5,468
RALI Trust Series 2006-QS10, Class AV (I/O)
0.57% (2)	08/25/36		12,833,157	241,977
RALI Trust Series 2006-QS5, Class A5
6.00%	05/25/36		1,479,425	1,301,502
RALI Trust Series 2006-QS6, Class 1AV (I/O)
0.76% (2)	06/25/36		18,101,270	482,223
RALI Trust Series 2006-QS7, Class AV (I/O)
0.75% (2)	06/25/36		3,478,182	90,649
RALI Trust Series 2007-QS1, Class 2AV (I/O)
0.17% (2)	01/25/37		971,099	6,220
RALI Trust Series 2007-QS2, Class AV (I/O)
0.27% (2)	01/25/37		6,712,528	71,723
RALI Trust Series 2007-QS3, Class AV (I/O)
0.36% (2)	02/25/37		30,783,723	426,167
RALI Trust Series 2007-QS4, Class 3AV (I/O)
0.38% (2)	03/25/37		3,197,661	56,804
RALI Trust Series 2007-QS5, Class AV (I/O)
0.18% (2)	03/25/37		4,445,528	51,187
RALI Trust Series 2007-QS6, Class A45
5.75%	04/25/37		1,032,964	847,617
RALI Trust Series 2007-QS8, Class AV (I/O)
0.46% (2)	06/25/37		7,308,082	125,495
Residential Asset Securitization Trust Series 2007-A3, Class 1A4
5.75%	04/25/37		2,219,480	914,106
RFMSI Trust Series 2005-SA5, Class 2A
5.00% (2)	11/25/35		5,490	4,877
RFMSI Trust Series 2006-S9, Class A3 (PAC)
5.75%	09/25/36		220,206	168,174

TCW Securitized Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Maturity Date	Principal Amount	Value
RFMSI Trust Series 2007-S2, Class A9
6.00%	02/25/37	$2,491,157	$1,975,156
RFMSI Trust Series 2007-SA2, Class 2A2
5.35%(2)	04/25/37	6,845	5,911
RFT Trust Series 2026-RR1, Class A1
6.63%(1)	07/27/30	2,100,000	2,099,970
Saxon Asset Securities Trust Series 2007-2, Class A2C
4.08% (1 mo. USD Term SOFR + 0.354%)(3)	05/25/47	8,515,450	6,109,880
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2
2.80%	01/25/36	2,370,665	1,997,412
Securitized Asset-Backed Receivables LLC Trust Series 2007-BR1, Class A2C
4.52% (1 mo. USD Term SOFR + 0.794%)(3)	02/25/37	6,748,446	2,674,250
Securitized Asset-Backed Receivables LLC Trust Series 2007-NC2, Class A2B
4.12% (1 mo. USD Term SOFR + 0.394%)(3)	01/25/37	9,941,557	8,632,875
Sequoia Mortgage Trust Series 2003-8, Class A1
4.42% (1 mo. USD Term SOFR + 0.754%)(3)	01/20/34	98,218	96,131
Sequoia Mortgage Trust Series 2026-5, Class A19
5.50%(1),(2)	05/25/56	3,980,460	3,898,890
Soundview Home Loan Trust Series 2007-OPT3, Class 2A4
4.09% (1 mo. USD Term SOFR + 0.364%)(3)	08/25/37	4,000,000	3,635,462
STARM Mortgage Loan Trust Series 2007-1, Class 1A1
6.20%(2)	02/25/37	1,336,110	711,541
STARM Mortgage Loan Trust Series 2007-2, Class 2A1
5.35%(2)	04/25/37	77,386	43,022
STARM Mortgage Loan Trust Series 2007-3, Class 1A1
5.76%(2)	06/25/37	1,693	752
Structured Adjustable Rate Mortgage Loan Trust Series 2004-12, Class 2A
4.55%(2)	09/25/34	185,366	181,442
Structured Adjustable Rate Mortgage Loan Trust Series 2004-14, Class 2A
5.06%(2)	10/25/34	384,259	379,394
Structured Adjustable Rate Mortgage Loan Trust Series 2006-5, Class 1A1
4.67%(2)	06/25/36	1,113,513	1,030,281
Structured Asset Mortgage Investments II Trust Series 2007-AR4, Class A5
4.28% (1 mo. USD Term SOFR + 0.554%)(3)	09/25/47	9,835,881	8,852,218
Towd Point Mortgage Trust Series 2018-2, Class B1
3.61%(1),(2)	03/25/58	7,050,000	6,047,219
VCAT LLC Series 2026-NPL1, Class A1
5.10%(1)	01/25/56	3,407,676	3,380,123
WaMu Mortgage Pass-Through Certificates Trust Series 2004-AR14, Class A1
4.88%(2)	01/25/35	1,516,819	1,481,070
WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR14, Class 2A1
4.68%(2)	12/25/35	232,111	216,996
WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR18, Class 1A1
4.62%(2)	01/25/36	484,377	467,492

Issues	Maturity Date	Principal Amount	Value
WaMu Mortgage Pass-Through Certificates Trust Series 2006-AR11, Class 1A
4.36% (1 yr. MTA + 0.960%)(3)	09/25/46	$1,459,532	$1,227,535
WaMu Mortgage Pass-Through Certificates Trust Series 2006-AR17, Class 1A1A
3.74% (1 yr. MTA + 0.810%)(3)	12/25/46	1,598,039	1,429,241
Washington Mutual Asset-Backed Certificates WMABS Trust Series 2007-HE2, Class 2A1
4.04% (1 mo. USD Term SOFR + 0.314%)(3)	02/25/37	14,705,353	4,321,595
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2006-1, Class 3A2
5.75%	02/25/36	379,499	354,592
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2006-5, Class 1A1
4.44% (1 mo. USD Term SOFR + 0.714%)(3)	07/25/36	895,041	658,338
Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2002-AR1, Class 1A1
5.95%(2)	11/25/30	1,703	1,707
Wells Fargo Home Equity Asset-Backed Securities Trust Series 2007-1, Class A3
4.48% (1 mo. USD Term SOFR + 0.754%)(3)	03/25/37	5,521,000	5,143,175
Wells Fargo Mortgage-Backed Securities Trust Series 2006-AR11, Class A6
5.91%(2)	08/25/36	548,494	519,615

Total Residential Mortgage-backed Securities — Non-agency
(Cost: $525,420,890)			443,304,954

CORPORATE BONDS—0.2%

Financial — 0.2%
Nomura Corporate Funding Americas LLC
0.00%(5)	10/27/26	3,145,991	3,144,103

Retail — 0.0%
HOA RoyaltyCo LLC Series 2025-1, Class A-2I
4.72%(1),(5),(10)	11/22/55	5,980,260	41,862

Software — 0.0%
Db Data Center Red Oak LLC
0.90%(2),(5)	03/06/31	515,298	—

Total Corporate Bonds (Cost: $4,342,043)			3,185,965

U.S. TREASURY SECURITIES—3.5%
U.S. Treasury Bonds
5.00%	05/15/56	1,220,000	1,173,773
U.S. Treasury Notes
4.13%	06/30/31	1,021,000	1,007,719
4.25%	07/31/28	12,370,000	12,366,134
4.38%	07/31/31	20,765,000	20,720,388
4.38%	05/15/36	19,545,000	19,036,525

Total U.S. Treasury Securities (Cost: $54,415,371)			54,304,539

Total Fixed Income Securities (Cost: $2,030,637,958)			1,858,548,989

TCW Securitized Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Security	Shares	Value

INVESTMENT COMPANIES—1.3%
TCW Private Asset Income Fund	2,005,451	$20,034,451

Total Investment Companies (Cost: $20,056,596)		20,034,451

MONEY MARKET INVESTMENTS—9.7%
State Street Institutional U.S. Government Money Market Fund — Premier Class, 3.62%(11)	5,044,752	5,044,752
TCW Central Cash Fund, 3.74%(11),(12)	146,931,370	146,931,370

Total Money Market Investments (Cost: $151,976,122)		151,976,122

Total Investments (129.8%) (Cost: $2,202,670,676)		2,030,559,562
Liabilities In Excess Of Other Assets (-29.8%)		(466,554,769)

Net Assets (100.0%)		$1,564,004,793

TCW Securitized Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional Contract Value	Value	Net Unrealized Appreciation (Depreciation)

Long Futures
123	U.S. Ultra Long Bond Futures	09/21/26	13,806,029	$13,491,563	$(314,466)
151	5-Year U.S. Treasury Note Futures	09/30/26	16,161,845	16,002,461	(159,384)

			$29,967,874	$29,494,024	$(473,850)

Short Futures
52	10-Year U.S. Treasury Note Futures	09/21/26	(5,770,347)	$(5,704,563)	$65,784
654	2-Year U.S. Treasury Note Futures	09/30/26	(134,822,381)	(134,468,532)	353,849

			$(140,592,728)	$(140,173,095)	$419,633

Forward Currency Exchange Contracts
Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for USD	Contracts at Value	Unrealized Appreciation (Depreciation)

SELL (13)
Citibank N.A.	EUR	1,165,000	09/11/26	1,330,646	1,342,410	(11,764)
Citibank N.A.	GBP	16,051,790	09/11/26	21,176,581	21,601,143	(424,562)
				$22,507,227	$22,943,553	$(436,326)

Notes to the Schedule of Investments:

ABS	Asset-Backed Securities.
CLO	Collateralized Loan Obligation.
I/F	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	Interest Only Security.
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.
STRIPS	Separate Trading of Registered Interest and Principal Securities.
TBA	To Be Announced.
EUR	Euro Currency.
GBP	British Pound Sterling.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2026, the value of these securities amounted to $441,878,566 or 28.3% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

(2)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(3)	Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2026.
(4)	Security is not accruing interest.
(5)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(6)	Restricted security (Note 3).
(7)

Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At July 31, 2026, the value of these securities amounted to $4,713,012 or 0.3% of net assets.

(8)	This security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(9)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(10)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.
(11)	Rate disclosed is the 7-day net yield as of July 31, 2026.
(12)	Affiliated issuer.
(13)	Fund sells foreign currency, buys USD.

The summary of the TCW Securitized Bond Fund transactions in the affiliated funds for the period ended July 31, 2026 is as follows:

Name of Affiliated Fund	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Number of Shares Held July 31, 2026	Value at July 31, 2026	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund
	$70,921,370	$450,810,000	$374,800,000	146,931,370	$146,931,370	$1,422,287	$-	$-	$-

TCW Private Asset Income Fund - Share Class I
	17,212,307	2,886,595	32,529	2,005,451	20,034,451	1,188,395	3,625	(7)	(31,915)

Total					$166,965,821	$2,610,682	$3,625	$(7)	$(31,915)

TCW Securitized Bond Fund

Fair Valuation Summary (Unaudited)	July 31, 2026

The following is a summary of the fair valuations according to the inputs used as of July 31, 2026 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Residential Mortgage-Backed Securities — Agency	$—	$998,949,321	$—	$998,949,321
Residential Mortgage-Backed Securities — Non-Agency	—	440,943,698	2,361,256	443,304,954
Commercial Mortgage-Backed Securities — Non-Agency	—	199,199,001	—	199,199,001
Asset-Backed Securities	—	142,816,896	12,680,773	155,497,669
U.S. Treasury Securities	—	54,304,539	—	54,304,539
Commercial Mortgage-Backed Securities — Agency	—	4,107,540	—	4,107,540
Corporate Bonds	—	—	3,185,965	3,185,965
Total Fixed Income Securities	—	1,840,320,995	18,227,994	1,858,548,989
Equity Securities
Money Market Investments	151,976,122	—	—	151,976,122
Investment Companies	—	20,034,451	—	20,034,451
Total Equity Securities	151,976,122	20,034,451	—	172,010,573
Total Investments	$151,976,122	$1,860,355,446	$18,227,994	$2,030,559,562
Asset Derivatives
Futures Contracts
Interest Rate Risk	419,633	—	—	419,633
Total	$152,395,755	$1,860,355,446	$18,227,994	$2,030,979,195

Liability Derivatives
Futures Contracts
Interest Rate Risk	$(473,850)	$—	$—	$(473,850)
Forward Currency Contracts
Foreign Currency Risk	—	(436,326)	—	(436,326)
Total	$(473,850)	$(436,326)	$—	$(910,176)

Note 1 – Security Valuations

Securities listed or traded on the NYSE and other stock exchanges were valued at the latest sale price on the exchange. Securities traded on the NASDAQ stock market (“NASDAQ”) were valued during the period using official closing prices as reported by NASDAQ, which may not have been the last sale price. Investments in open-end mutual funds including money market funds were valued based on the NAV per share as reported by the investment companies. All other securities for which over-the-counter (“OTC”) market quotations were readily available, including short-term securities, swap agreements and forward currency exchange contracts, were valued with prices furnished by independent pricing services or by broker-dealers.

Shares Not Listed; No Market for Shares. Certain funds may invest in TCW Private Asset Income Fund (“TPAY”), which is a closed-end management investment company that does not currently intend to list its shares for trading on any securities exchange, and TPAY does not expect any secondary market to develop for its shares in the foreseeable future. Therefore, an investment in TPAY, unlike an investment in a typical closed-end fund, is not a liquid investment. Shareholders of TPAY are not able to have their shares redeemed or otherwise sell their shares daily. TPAY is an “interval fund,” a type of fund which, in order to provide liquidity to shareholders, has adopted a fundamental investment policy to make quarterly offers to repurchase between 5% and 25% of its outstanding shares at net asset value (“NAV”) per share.

The Fund’s investment in TPAY is valued in accordance with ASC Topic 820, Fair Value Measurement. TPAY is an interval fund that publishes a daily NAV per share and permits transactions at the published NAV on the applicable measurement date, subject to the terms of its quarterly repurchase offers. The published NAV of TPAY is considered a readily determinable fair value, as it is calculated and disseminated on a daily basis and represents the price at which current transactions may occur on the measurement date. Because TPAY can be transacted at its published NAV, that NAV represents an exit price in an orderly transaction between market participants at the measurement date. Accordingly, the Fund values its investment in TPAY at the published NAV as of the measurement date. For fair value hierarchy classification, the investment in TPAY is classified within Level 2 of the fair value hierarchy, as the valuation is based on observable inputs, specifically the published NAV, but does not represent a quoted price in an active market for an identical investment that is freely tradable on a daily basis.

Pursuant to Rule 2a-5 under the 1940 Act, the Company’s Board of Directors (the “Board”, and each member thereof, a “Director”) has designated the Advisor as the “valuation designee” with respect to the fair valuation of the Fund’s portfolio securities, subject to oversight by and periodic reporting to the Board. Fair valued securities are those for which market quotations were not readily available, including in circumstances under which it was determined by the Advisor that prices received were not reflective of their market values.

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose investments in their financial statements in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value measurements based on inputs. Inputs that go into fair value measurement refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the inputs market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

Fair Value Measurements: Descriptions of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities (“ABS”) and mortgage-backed securities (“MBS”). The fair value of ABS and MBS is estimated based on pricing models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized as Level 2 of the fair value hierarchy; otherwise, they would be categorized as Level 3.

Bank loans. The fair value of bank loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable and are obtained from independent sources. Bank loans are generally categorized as Level 2 of the fair value hierarchy.

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized as Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized as Level 3 of the hierarchy.

Foreign currency contracts. The fair values of foreign currency contracts are derived from indices, reference rates, and other inputs or a combination of these factors. To the extent that these factors can be observed, foreign currency contracts are categorized as Level 2 of the fair value hierarchy.

Futures contracts. Futures contracts are generally valued at the settlement price established at the close of business each day by the exchange on which they are traded. They are categorized as Level 1.

Government and agency securities. Government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, government and agency securities are normally categorized as Level 1 or 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

Money market funds. Money market funds are open-end mutual funds that invest in short-term debt securities. To the extent that these funds are valued based upon the reported NAV, they are categorized as Level 1 of the fair value hierarchy.

Municipal bonds. Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-wanted lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds are categorized as Level 2; otherwise, the fair values are categorized as Level 3.

Options and Swaptions contracts. Exchange-listed options contracts are traded on securities exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied, they are categorized as Level 1. If valuation adjustments are applied and such adjustments are observable and timely, the fair values of exchange-listed options contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3. Options and swaptions contracts traded over-the-counter (“OTC”) are fair valued based on pricing models and incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC options and swaptions contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Restricted securities. Restricted securities, including illiquid Rule 144A securities, issued by non-public entities are categorized as Level 3 of the fair value hierarchy because they trade infrequently, and therefore the inputs are unobservable. Any other restricted securities valued similar to publicly traded securities may be categorized as Level 2 or 3 of the fair value hierarchy depending on whether a discount is applied and significant to the fair value.

Short-term investments. Short-term investments are valued using market price quotations, and are categorized as Level 1 or Level 2 of the fair value hierarchy.

Total return swaps. Total return swaps are fair valued using pricing models that take into account, among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise, the fair values would be categorized as Level 3.

Warrants. Warrants are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, and valuation adjustments are not applied, they are generally categorized as Level 1 of the fair value hierarchy.

The summary of the inputs used as of July 31, 2026 in valuing the Funds’ investments is listed after the Schedule of Investments for each Fund.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

TCW Core Fixed Income Fund	Asset-Backed Securities	Total

Balance as of October 31, 2025	$3,416,058	$3,416,058
Accrued Discounts (Premiums)	-	-
Realized Gain (Loss)	-	-
Change in Unrealized Appreciation (Depreciation)	36,332	36,332
Purchases	-	-
Sales	(238,670)	(238,670)
Transfers in to Level 3	-	-
Transfers out of Level 3	-	-

Balance as of July 31, 2026	$3,213,720	$3,213,720

Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2026	$36,332	$36,332

TCW Securitized Bond Fund	Asset-Backed Securities	Corporate Bonds	Residential Mortgage- Backed Securities — Non- Agency	Total

Balance as of October 31, 2025	$19,248,876	$-	$-	$19,248,876
Accrued Discounts (Premiums)	-	-	-	-
Realized Gain (Loss)	(3,800,498)	-	12	(3,800,486)
Change in Unrealized Appreciation (Depreciation)	3,414,889	(1,156,078)	20,259	2,279,070
Purchases	431,037	4,370,625	2,361,253	7,162,915
Sales	(5,193,753)	(28,582)	(20,268)	(5,242,603)
Transfers in to Level 3	-	-	-	-
Transfers out of Level 3	(1,419,778)	-	-	(1,419,778)

Balance as of July 31, 2026	$12,680,773	$3,185,965	$2,361,256	$18,227,994

Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2026	$(7,376)	$(1,156,078)	$20,259	$(1,143,195)

Significant unobservable valuation inputs for Level 3 investments as of July 31, 2026 are as follows:

TCW Core Fixed Income Fund	Fair Value at July 31, 2026	Valuation Techniques	Unobservable Input	Price or Price Range	Average Weighted Price	Input to Valuation If Input Increases
Asset-Backed Securities	$3,213,720	Broker Quote	Offered Quote	$94.543	$94.543	Increase

TCW Securitized Bond	Fair Value at July 31, 2026	Valuation Techniques	Unobservable Input	Price or Price Range	Average Weighted Price	Input to Valuation If Input Increases
Asset-Backed Securities	$1	Fair Value	Zero Market Value	$0.000	$0.000	Increase
Asset-Backed Securities	$12,680,772	Broker Quote	Offered Quote	$99.890-$100	$99.948	Increase
Corporate Bonds	$3,185,965	Fair Value	Broker Pricing	$0.70-$99.94	$50.320	Increase
Residential Mortgage-Backed Securities — Non-Agency	$0	Fair Value	Broker Pricing	$0.000	$0.000	Increase
Residential Mortgage-Backed Securities — Non-Agency	$0	Fair Value	Zero Market Value	$0.000	$0.000	Increase
Residential Mortgage-Backed Securities — Non-Agency	2,361,256	Broker Quote	Offered Quote	$100.000	$100.000	Increase

Note 2 – Portfolio Investments

Mortgage-Backed Securities: The Funds may invest in MBS which represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect “passing through” monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. The Funds may also invest in Collateralized Mortgage Obligations (“CMOs”). CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Ginnie Mae, Freddie Mac or Fannie Mae. The issuer of a series of CMOs may elect to be treated for tax purposes as a Real Estate Mortgage Investment Conduit. CMOs are structured into multiple classes, each bearing a different stated maturity. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after shorter classes have been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments. The Funds may invest in stripped MBS. Stripped MBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest only or “IO” class), while the other class will receive all of the principal (the principal only or “PO” class). The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in IOs.

Inflation-Indexed Bonds: The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten, twenty, or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation-related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to declines in values. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

When-Issued, Delayed-Delivery, To Be Announced (“TBA”) and Forward Commitment Transactions: The Funds may enter into when-issued, delayed-delivery, TBA or forward commitment transactions in order to lock in the purchase price of the underlying security or to adjust the interest rate exposure of each Fund’s existing portfolio. In when-issued, delayed-delivery, TBA or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although the Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, TBA or forward commitment basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate with market conditions. In addition, because the Fund is not required to pay for when-issued, delayed-delivery, TBA or forward commitment securities until the delivery date, they may result in a form of leverage to the extent the Fund does not set aside liquid assets to cover the commitment. To guard against this deemed leverage, the Fund monitors the obligations under these transactions on a daily basis and ensures that the Fund has sufficient liquid assets to cover them.

Dollar Roll Transactions: The Funds may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the MBS market. A dollar roll transaction involves a simultaneous sale of securities by a Fund with an agreement to repurchase substantially similar securities at an agreed upon price and date, but generally will be collateralized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. These transactions are accounted for as financing transactions as opposed to sales and purchases. The differential between the sale price and the repurchase price is recorded as deferred income and recognized between the settlement dates of the sale and repurchase. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve risk that the market value of the security sold by a Fund may decline below the repurchase price of the security and the counterparties may potentially be unable to complete the transaction. There were no such transactions by the Funds for the period ended July 31, 2026.

Repurchase Agreements: The Funds may enter into repurchase agreements under the terms of a Master Repurchase Agreement (“MRA”). In a repurchase agreement, the Funds purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. The MRA permits each Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, each Fund receives securities as collateral with a market value in excess of the repurchase price. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund recognizes a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty. There were no repurchase agreements outstanding as of July 31, 2026.

Reverse Repurchase Agreements: The Funds may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells portfolio assets subject to an agreement by the Fund to repurchase the same assets at an agreed upon price and date. The Funds may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. During the term of the reverse repurchase agreement, the Funds continue to receive the principal and interest payments on the securities sold. There were no reverse repurchase agreements outstanding during the period ended July 31, 2026.

Securities Lending: The Funds may lend their securities to qualified brokers. The loans must be collateralized at all times primarily with cash although the Funds can accept money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. The Funds did not lend any securities during the period ended July 31, 2026.

Derivatives:

Forward Currency Exchange Contracts: The Funds enter into forward currency exchange contracts as a hedge against fluctuations in foreign exchange rates. Forward currency exchange contracts are marked-to-market daily and the change in market value is recorded by the Funds as unrealized gains or losses in the Statement of Assets and Liabilities. When a contract is closed or delivery is taken, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. Outstanding foreign currency forward contracts at July 31, 2026 are disclosed in the Schedule of Investments.

Futures Contracts: The Funds may enter into futures contracts. A Fund may seek to manage a variety of different risks through the use of futures contracts, such as interest rate risk, equity price risk, and currency risk. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made, and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk. Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by a Fund as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of a Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it.

When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The TCW Core Fixed Income Fund, the TCW Global Bond Fund and the TCW Securitized Bond Fund utilized futures during the period ended July 31, 2026 to help manage interest rate duration of those Funds. Futures contracts outstanding at July 31, 2026 are listed on the Schedule of Investments.

Options: The Funds may purchase and sell put and call options on a security or an index of securities to enhance investment performance and/or to protect against changes in market prices. The Funds may also enter into currency options to hedge against or to take advantage of currency fluctuations.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If a Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund ultimately wants to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit a Fund might have realized had it bought the underlying security at the time it purchased the call option.

Purchasing foreign currency options gives a Fund the right, but not the obligation, to buy or sell specified amounts of currency at a rate of exchange that may be exercised by a certain date. These currency options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. Premiums paid for purchasing options that expire are treated as realized losses.

Options purchased or sold by a Fund may be traded on a securities or options exchange. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by an exchange or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace the expiring series, and opening transactions in existing series may be prohibited.

OTC options are options not traded on exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by a Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration.

During the period ended July 31, 2026, the TCW Emerging Markets Local Currency Income Fund entered into options contracts.

Swap Agreements: The Funds may enter into swap agreements. Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of a Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions).

Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. In more complex swaps, the notional principal amount may decline (or amortize) over time. A Fund’s maximum risk of loss due to counterparty default is the discounted NAV of the cash flows paid to/received from the counterparty over the interest rate swap’s remaining life.

The Funds may write (sell) and purchase put and call swaptions. Swaption contracts written by the Funds represent an option that gives the purchaser the right, but not the obligation, to enter into a new swap agreement, or to shorten, extend, cancel or modify an existing swap agreement, on a future date on specified terms. See “Swap Agreements” below. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. During the period ended July 31, 2026, the TCW Core Fixed Income Fund and the TCW Global Bond Fund held purchased swaptions.

A Fund may enter into credit default swap transactions as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds (or other obligations of the reference entity with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. A Fund also takes the risk that the market will move against its position in the swap agreement. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. When a Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking-to-market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on each Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded as realized gains and losses, respectively. During the period ended July 31, 2026, the TCW Core Fixed Income Fund and TCW Global Bond Fund entered into interest rate swaps.

Note 3 – Restricted Securities

The Funds are permitted to invest in securities that have legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered before being sold to the public (exemption rules apply). Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended (the “Securities Act”). However, the Company considers 144A securities to be restricted if those securities have been deemed illiquid. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Restricted securities held by the Funds at July 31, 2026 are listed below:

TCW Global Bond Fund
Issuer Description	Acquisition Date	Acquisition Cost	Aggregate Value	Percentage of Net Assets
ModivCare, Inc., 0.00%, 10/01/29	01/12/26	$17,558	$331	0.00%

		$17,558	$331	0.00%

TCW Securitized Bond Fund
Issuer Description	Acquisition Date	Acquisition Cost	Aggregate Value	Percentage of Net Assets
New Mountain CLO 8 Ltd. Series CLO-8A, Class M, 0.10%, 10/20/38	10/29/25	$43	$0	0.00%

		$43	$0	0.00%